UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/21

Item 1.	Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable

Semiannual Report to Shareholders	April 30, 2021

Invesco Advantage International Fund
Nasdaq:
A: QMGAX ∎ C: QMGCX ∎ R: QMGRX ∎ Y: QMGYX ∎ R5: GMAGX ∎ R6: QMGIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.23%

Class C Shares	20.81

Class R Shares	21.04

Class Y Shares	21.44

Class R5 Shares	21.32

Class R6 Shares	21.40

MSCI All Country World ex USA Index▼	27.40
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Advantage International Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (8/27/15)	6.56%
5 Years	7.26
1 Year	26.25

Class C Shares
Inception (8/27/15)	6.84%
5 Years	7.69
1 Year	31.67

Class R Shares
Inception (8/27/15)	7.38%
5 Years	8.23
1 Year	33.33

Class Y Shares
Inception (8/27/15)	7.83%
5 Years	8.70
1 Year	34.11

Class R5 Shares
Inception	7.73%
5 Years	8.59
1 Year	34.01

Class R6 Shares
Inception (8/27/15)	7.92%
5 Years	8.77
1 Year	34.17

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Multi-Asset Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Multi-Asset Growth Fund. Note: The Fund was subsequently renamed the Invesco Advantage International Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Advantage International Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Advantage International Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-60.24%

Australia-3.09%
BHP Group Ltd.	3,363	$122,246

BHP Group PLC	3,104	93,777

Brambles Ltd.	2,506	20,090

Coles Group Ltd.	883	11,109

Fortescue Metals Group Ltd.	5,000	87,062

Glencore PLC	6,935	28,247

Goodman Group	779	11,358

Macquarie Group Ltd.	26	3,217

Newcrest Mining Ltd.	286	5,805

Rio Tinto Ltd.	831	77,709

Rio Tinto PLC	1,740	146,232

Telstra Corp. Ltd.	4,350	11,368

Wesfarmers Ltd.	883	36,841

Woolworths Group Ltd.	779	23,607

		678,668

Austria-0.04%
OMV AG	195	9,586

Belgium-0.35%
Anheuser-Busch InBev S.A./N.V.	831	58,927

Groupe Bruxelles Lambert S.A.	39	4,265

KBC Group N.V.(a)	78	6,062

UCB S.A.	78	7,231

		76,485

Brazil-2.01%
Ambev S.A.	4,300	11,827

B3 S.A. - Brasil, Bolsa, Balcao	2,400	22,754

Banco Bradesco S.A., Preference Shares	4,862	21,347

Banco do Brasil S.A.	1,100	6,002

CCR S.A.	2,900	6,428

Gerdau S.A., Preference Shares	1,100	6,727

Itau Unibanco Holding S.A., Preference Shares	1,600	8,109

Itausa S.A., Preference Shares	2,200	4,074

Lojas Renner S.A.	800	5,950

Magazine Luiza S.A.	3,400	12,537

Natura & Co. Holding S.A.(a)	700	6,281

Petroleo Brasileiro S.A., Preference Shares	26,000	113,055

Suzano S.A.(a)	200	2,528

Vale S.A.	8,900	178,621

WEG S.A.	4,400	28,358

XP, Inc., Class A(a)	208	8,237

		442,835

Chile-0.09%
Cencosud S.A.	1,597	3,315

Empresas CMPC S.A.	1,117	3,104

Falabella S.A.	3,039	13,726

		20,145

	Shares	Value
China-8.94%
Agricultural Bank of China Ltd., H Shares	18,000	$6,983

Alibaba Group Holding Ltd., ADR(a)	688	158,894

Alibaba Health Information Technology Ltd.(a)	4,000	12,179

Anhui Conch Cement Co. Ltd., H Shares	1,500	8,963

ANTA Sports Products Ltd.	1,000	17,916

Autohome, Inc., ADR	78	7,233

Baidu, Inc., ADR(a)	818	172,050

Bank of China Ltd., H Shares	65,000	25,848

Bank of Communications Co. Ltd., H Shares	24,000	15,353

BeiGene Ltd., ADR(a)	65	22,330

Beijing Enterprises Holdings Ltd.	1,000	3,266

Bilibili, Inc., ADR(a)	104	11,529

BOC Hong Kong Holdings Ltd.	1,500	5,286

Brilliance China Automotive Holdings Ltd.(b)	6,000	5,639

BYD Co. Ltd., H Shares	1,500	30,756

China CITIC Bank Corp. Ltd., H Shares	9,000	4,707

China Construction Bank Corp., H Shares	105,000	83,091

China Everbright Bank Co. Ltd., H Shares	8,000	3,343

China Feihe Ltd.(c)	3,000	8,569

China Galaxy Securities Co. Ltd., H Shares	4,500	2,675

China Life Insurance Co. Ltd., H Shares	10,000	20,313

China Mengniu Dairy Co. Ltd.	1,000	5,353

China Merchants Bank Co. Ltd., H Shares	6,000	48,293

China Minsheng Banking Corp. Ltd., H Shares	13,000	6,662

China Overseas Land & Investment Ltd.	11,500	29,050

China Pacific Insurance (Group) Co. Ltd., H Shares	3,200	11,540

China Petroleum & Chemical Corp., H Shares	34,000	16,815

China Resources Beer Holdings Co. Ltd.	2,000	16,191

China Resources Cement Holdings Ltd.	2,000	2,181

China Resources Land Ltd.	2,000	9,375

China Resources Pharmaceutical Group Ltd.(c)	5,000	3,374

China Shenhua Energy Co. Ltd., H Shares	2,000	4,164

China Taiping Insurance Holdings Co. Ltd.	3,000	5,562

China Tower Corp. Ltd., H Shares(c)	80,000	11,496

CITIC Ltd.	8,000	8,421

CITIC Securities Co. Ltd., H Shares	3,500	8,420

Country Garden Holdings Co. Ltd.	4,000	4,761

Country Garden Services Holdings Co. Ltd.	2,000	20,901

CSPC Pharmaceutical Group Ltd.	12,640	15,640

ENN Energy Holdings Ltd.	500	8,513

GDS Holdings Ltd., ADR(a)	52	4,314

Geely Automobile Holdings Ltd.	6,000	15,489

GF Securities Co. Ltd., H Shares	2,400	3,474

Great Wall Motor Co. Ltd., H Shares	7,500	18,436

GSX Techedu, Inc., ADR(a)	130	4,153

Haier Smart Home Co. Ltd., H Shares(a)	1,600	6,891

Haitong Securities Co. Ltd., H Shares	3,200	2,860

Hengan International Group Co. Ltd.	1,000	6,482

Huazhu Group Ltd., ADR(a)	78	4,599

Industrial & Commercial Bank of China Ltd., H Shares	80,000	52,114

Innovent Biologics, Inc.(a)(c)	1,000	10,818

JD.com, Inc., ADR(a)	1,390	107,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Advantage International Fund

	Shares	Value

China-(continued)
Kunlun Energy Co. Ltd.	6,000	$6,430

Lenovo Group Ltd.	22,000	30,130

Li Ning Co. Ltd.	3,000	24,379

Longfor Group Holdings Ltd.(c)	1,000	6,215

Meituan, B Shares(a)(c)	1,900	72,342

Momo, Inc., ADR	805	11,801

NetEase, Inc., ADR	1,390	155,763

New China Life Insurance Co. Ltd., H Shares	1,100	4,237

New Oriental Education & Technology Group, Inc., ADR(a)	4,532	69,158

Nongfu Spring Co. Ltd., H Shares(a)(c)	2,200	11,666

PetroChina Co. Ltd., H Shares	56,000	20,182

PICC Property & Casualty Co. Ltd., H Shares	6,000	5,884

Pinduoduo, Inc., ADR(a)	519	69,510

Ping An Insurance (Group) Co. of China Ltd., H Shares	3,500	38,241

Postal Savings Bank of China Co. Ltd., H Shares(c)	6,000	3,895

Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,000	8,950

Shenzhou International Group Holdings Ltd.	600	13,128

Shimao Group Holdings Ltd.	1,500	4,342

Sino Biopharmaceutical Ltd.	11,500	12,368

Sinopharm Group Co. Ltd., H Shares	2,800	8,680

Sunac China Holdings Ltd.	1,000	3,888

Sunny Optical Technology Group Co. Ltd.	500	12,065

TAL Education Group, ADR(a)	78	4,442

Tencent Holdings Ltd.	1,500	119,960

Tencent Music Entertainment Group, ADR(a)	1,545	26,914

Trip.com Group Ltd., ADR(a)	260	10,161

Vipshop Holdings Ltd., ADR(a)	182	5,600

Want Want China Holdings Ltd.	6,000	4,346

Weibo Corp., ADR(a)	143	7,207

Weichai Power Co. Ltd., H Shares	4,000	9,235

Wilmar International Ltd.	1,800	7,063

WuXi AppTec Co. Ltd., H Shares(c)	200	4,713

Wuxi Biologics Cayman, Inc.(a)(c)	3,000	42,080

Yihai International Holding Ltd.	1,000	9,772

Yum China Holdings, Inc.	91	5,726

Zhongsheng Group Holdings Ltd.	500	3,778

Zijin Mining Group Co. Ltd., H Shares	4,000	5,596

ZTO Express Cayman, Inc., ADR	156	5,017

		1,965,659

Colombia-0.03%
Bancolombia S.A., Preference Shares	584	4,357

Interconexion Electrica S.A. ESP	455	2,592

		6,949

Denmark-1.69%
AP Moller - Maersk A/S, Class B	13	32,271

Carlsberg A/S, Class B	26	4,554

Coloplast A/S, Class B	91	15,057

Danske Bank A/S	675	12,835

DSV Panalpina A/S	104	23,154

Genmab A/S(a)	39	14,388

Novo Nordisk A/S, Class B	2,597	191,947

Novozymes A/S, Class B	169	12,022

Orsted A/S(c)	156	22,683

	Shares	Value

Denmark-(continued)
Vestas Wind Systems A/S	1,040	$43,177

		372,088

Finland-0.36%
Fortum OYJ	260	6,840

Kone OYJ, Class B	221	17,367

Neste OYJ	273	16,564

Nokia OYJ(a)	5,272	24,979

UPM-Kymmene OYJ	364	14,238

		79,988

France-4.27%
Air Liquide S.A.	273	45,981

AXA S.A.	753	21,303

BNP Paribas S.A.(a)	584	37,498

Bouygues S.A.	247	10,581

Bureau Veritas S.A.(a)	104	3,110

Capgemini SE	104	19,049

Carrefour S.A.	636	12,312

Cie de Saint-Gobain(a)	571	36,031

Cie Generale des Etablissements Michelin S.C.A.	130	18,805

Credit Agricole S.A.(a)	818	12,662

Danone S.A.	273	19,240

Dassault Systemes SE	26	6,030

Electricite de France S.A.(a)	558	8,150

ENGIE S.A.(a)	1,558	23,164

Faurecia SE(a)	13	700

Gecina S.A.	91	13,307

Hermes International	26	32,626

Kering S.A.	52	41,655

Legrand S.A.	104	10,125

L’Oreal S.A.	182	74,746

LVMH Moet Hennessy Louis Vuitton SE	91	68,491

Orange S.A.	1,415	17,635

Pernod Ricard S.A.	78	16,005

Sanofi	948	99,408

Sartorius Stedim Biotech	52	23,892

Schneider Electric SE	610	97,528

Societe Generale S.A.(a)	1,364	38,830

Thales S.A.	65	6,623

TOTAL SE	1,169	51,755

Veolia Environnement S.A.	234	7,451

Vinci S.A.	493	54,157

Vivendi SE	273	9,516

		938,366

Germany-3.70%
adidas AG(a)	130	40,144

Allianz SE	221	57,496

BASF SE	792	63,874

Bayer AG	636	41,142

Bayerische Motoren Werke AG	117	11,727

Beiersdorf AG	26	2,935

Continental AG(a)	100	13,545

Daimler AG	455	40,495

Deutsche Bank AG(a)	1,104	15,400

Deutsche Post AG	844	49,672

Deutsche Telekom AG	1,870	36,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Advantage International Fund

	Shares	Value

Germany-(continued)
Deutsche Wohnen SE	818	$44,311

Evonik Industries AG	831	29,096

Fresenius Medical Care AG & Co. KGaA	182	14,486

Fresenius SE & Co. KGaA	623	30,668

Henkel AG & Co. KGaA, Preference Shares	117	13,439

Infineon Technologies AG	532	21,484

Knorr-Bremse AG	42	5,159

Merck KGaA	200	35,206

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	78	22,560

RWE AG	169	6,404

SAP SE	221	31,086

Sartorius AG, Preference Shares	78	44,004

Siemens AG	390	65,090

Volkswagen AG, Preference Shares	247	64,501

Vonovia SE	208	13,679

		813,621

Hong Kong-1.59%
AIA Group Ltd.	6,800	86,444

CK Asset Holdings Ltd.	5,000	31,351

CK Hutchison Holdings Ltd.	3,500	28,680

CK Infrastructure Holdings Ltd.	500	3,063

CLP Holdings Ltd.	500	4,933

Henderson Land Development Co. Ltd.	1,000	4,444

Hong Kong & China Gas Co. Ltd. (The)	7,850	12,588

Hong Kong Exchanges & Clearing Ltd.	1,900	114,761

Hongkong Land Holdings Ltd.	1,900	9,406

Link REIT	1,800	17,008

MTR Corp. Ltd.	500	2,784

Sun Hung Kai Properties Ltd.	1,500	22,643

WH Group Ltd.	7,500	6,548

Wharf Real Estate Investment Co. Ltd.	1,000	5,746

		350,399

Indonesia-0.27%
PT Astra International Tbk	18,900	7,174

PT Bank Central Asia Tbk	4,800	10,620

PT Bank Mandiri (Persero) Tbk	9,100	3,885

PT Indofood Sukses Makmur Tbk	6,900	3,115

PT Kalbe Farma Tbk	31,500	3,139

PT Telkom Indonesia (Persero) Tbk	137,300	30,353

		58,286

Ireland-0.32%
CRH PLC	195	9,214

Flutter Entertainment PLC(a)	247	50,609

Kerry Group PLC, Class A	78	10,108

		69,931

Israel-0.01%
Check Point Software Technologies Ltd.(a)	26	3,037

Italy-0.73%
Assicurazioni Generali S.p.A.(a)	792	15,923

Atlantia S.p.A.(a)	468	9,149

Enel S.p.A.	4,272	42,552

Eni S.p.A.	3,026	36,106

Ferrari N.V.	39	8,360

Intesa Sanpaolo S.p.A.(a)	7,935	22,197

	Shares	Value

Italy-(continued)
Poste Italiane S.p.A.(c)	468	$6,148

UniCredit S.p.A.	1,831	18,915

		159,350

Japan-10.00%
Aeon Co. Ltd.	600	16,382

Ajinomoto Co., Inc.	400	7,995

Asahi Group Holdings Ltd.	200	8,358

Asahi Kasei Corp.	400	4,210

Astellas Pharma, Inc.	1,400	21,025

Bridgestone Corp.	800	32,060

Canon, Inc.	700	16,587

Central Japan Railway Co.	100	14,615

Chubu Electric Power Co., Inc.	700	8,474

Chugai Pharmaceutical Co. Ltd.	600	22,544

Dai-ichi Life Holdings, Inc.	1,600	28,797

Daiichi Sankyo Co. Ltd.	700	17,860

Daikin Industries Ltd.	200	40,154

Denso Corp.	500	32,319

East Japan Railway Co.	100	6,836

Eisai Co. Ltd.	200	13,060

FANUC Corp.	200	46,112

FUJIFILM Holdings Corp.	100	6,488

Fujitsu Ltd.	100	15,842

Hitachi Ltd.	400	19,707

Honda Motor Co. Ltd.	1,400	41,424

Hoya Corp.	400	45,541

INPEX Corp.	3,300	22,346

ITOCHU Corp.	1,400	43,678

Japan Post Holdings Co. Ltd.(a)	900	7,560

Japan Tobacco, Inc.	800	14,967

Kao Corp.	400	25,693

KDDI Corp.	1,700	51,445

Keyence Corp.	110	52,904

Kirin Holdings Co. Ltd.	500	9,384

Komatsu Ltd.	700	20,546

Kubota Corp.	500	11,764

Kyocera Corp.	200	12,152

M3, Inc.	500	34,582

MEIJI Holdings Co. Ltd.	100	6,195

Mitsubishi Corp.	1,700	47,000

Mitsubishi Electric Corp.	900	13,862

Mitsubishi Estate Co. Ltd.	500	8,219

Mitsubishi UFJ Financial Group, Inc.	9,600	51,301

Mitsui & Co. Ltd.	1,400	29,526

Mitsui Fudosan Co. Ltd.	400	8,679

Mizuho Financial Group, Inc.	1,270	18,090

MS&AD Insurance Group Holdings, Inc.	500	14,165

Murata Manufacturing Co. Ltd.	400	31,768

Nexon Co. Ltd.	200	6,628

Nidec Corp.	920	106,643

Nintendo Co. Ltd.	200	114,584

Nippon Paint Holdings Co. Ltd.	1,400	20,000

Nippon Telegraph & Telephone Corp.	3,700	93,165

Nissan Motor Co. Ltd.(a)	900	4,514

Nitori Holdings Co. Ltd.	100	17,922

Nomura Holdings, Inc.	3,100	16,716

NTT Data Corp.	300	4,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Advantage International Fund

	Shares	Value

Japan-(continued)
Olympus Corp.	1,100	$ 22,630

Ono Pharmaceutical Co. Ltd.	500	12,592

Oriental Land Co. Ltd.	100	14,166

ORIX Corp.	1,300	21,018

Otsuka Holdings Co. Ltd.	300	11,545

Panasonic Corp.	1,300	15,344

Recruit Holdings Co. Ltd.	1,400	63,326

Renesas Electronics Corp.(a)	700	8,144

Secom Co. Ltd.	100	8,308

Sekisui House Ltd.	1,100	22,243

Seven & i Holdings Co. Ltd.	700	30,138

Shin-Etsu Chemical Co. Ltd.	100	16,897

Shionogi & Co. Ltd.	300	15,783

Shiseido Co. Ltd.	100	7,258

SMC Corp.	50	29,048

Softbank Corp.	1,800	23,221

SoftBank Group Corp.	500	45,113

Sompo Holdings, Inc.	300	11,153

Sony Group Corp.	700	70,059

Subaru Corp.	200	3,713

Sumitomo Corp.	1,100	14,985

Sumitomo Mitsui Financial Group, Inc.	1,600	55,705

Sumitomo Mitsui Trust Holdings, Inc.	300	10,218

Sumitomo Realty & Development Co. Ltd.	100	3,331

Suzuki Motor Corp.	100	3,799

Sysmex Corp.	200	20,001

Takeda Pharmaceutical Co. Ltd.	938	31,372

Terumo Corp.	200	7,566

Tokio Marine Holdings, Inc.	300	14,375

Tokyo Electron Ltd.	100	44,046

Tokyo Gas Co. Ltd.	1,000	20,254

Toyota Industries Corp.	100	8,010

Toyota Motor Corp.	1,300	97,484

Unicharm Corp.	200	7,751

Z Holdings Corp.	4,400	20,296

		2,197,944

Macau-0.04%
Galaxy Entertainment Group Ltd.(a)	1,000	8,780

Malaysia-0.28%
Axiata Group Bhd.	15,000	14,166

CIMB Group Holdings Bhd.	3,400	3,435

Genting Bhd.	2,700	3,282

Hartalega Holdings Bhd.	3,600	9,039

IHH Healthcare Bhd.	3,600	4,727

MISC Bhd.	2,200	3,640

Petronas Chemicals Group Bhd.	2,200	4,402

Petronas Gas Bhd.	900	3,457

RHB Bank Bhd.	2,400	3,050

Sime Darby Bhd.	10,700	5,901

Tenaga Nasional Bhd.	2,500	6,078

		61,177

Mexico-0.62%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	104	8,060

Gruma S.A.B. de C.V., Class B	245	2,664

Grupo Bimbo S.A.B. de C.V., Series A	2,000	4,003

	Shares	Value

Mexico-(continued)
Grupo Elektra S.A.B. de C.V.	155	$ 11,645

Grupo Financiero Banorte S.A.B. de C.V., Class O	1,000	5,689

Grupo Mexico S.A.B. de C.V., Class B	2,300	10,397

Industrias Penoles S.A.B. de C.V.(a)	200	2,576

Wal-Mart de Mexico S.A.B. de C.V., Series V	28,173	92,222

		137,256

Netherlands-2.44%
Adyen N.V.(a)(c)	26	63,843

Akzo Nobel N.V.	91	10,928

ASML Holding N.V.	299	194,666

EXOR N.V.	221	18,206

Heineken Holding N.V.	104	10,327

ING Groep N.V.	1,961	25,071

Koninklijke Ahold Delhaize N.V.	1,753	47,184

Koninklijke DSM N.V.	143	25,643

Koninklijke KPN N.V.	3,273	11,275

Koninklijke Philips N.V.(a)	701	39,501

NXP Semiconductors N.V.	299	57,560

Prosus N.V.(a)	117	12,686

Wolters Kluwer N.V.	221	20,005

		536,895

Norway-0.12%
DNB ASA	429	9,217

Equinor ASA	416	8,414

Telenor ASA	544	9,708

		27,339

Peru-0.04%
Credicorp Ltd.	65	7,761

Philippines-0.09%
Ayala Corp.	350	5,390

Ayala Land, Inc.	10,900	7,289

SM Prime Holdings, Inc.	10,500	7,509

		20,188

Poland-0.09%
Bank Polska Kasa Opieki S.A.(a)	416	8,783

KGHM Polska Miedz S.A.(a)	195	9,994

		18,777

Russia-1.13%
Gazprom PJSC, ADR	3,311	20,164

Lukoil PJSC, ADR(d)	254	19,416

Lukoil PJSC, ADR(d)	356	27,497

Magnit PJSC, GDR(c)	182	2,563

MMC Norilsk Nickel PJSC, ADR	493	16,841

Novatek PJSC, GDR(c)	13	2,340

Polyus PJSC, GDR(c)	78	7,227

Rosneft Oil Co. PJSC, GDR(c)	584	4,038

Sberbank of Russia PJSC, ADR	6,155	97,064

Severstal PAO, GDR(c)	234	5,508

Surgutneftegas PJSC, ADR	5,454	24,488

Tatneft PJSC, ADR	221	10,056

Yandex N.V., Class A(a)	182	11,930

		249,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Advantage International Fund

	Shares	Value
Saudi Arabia-0.04%
Delivery Hero SE(a)(c)	52	$ 8,256

Singapore-0.09%
CapitaLand Ltd.	1,000	2,791
Oversea-Chinese Banking Corp. Ltd.	1,200	11,007
Singapore Telecommunications Ltd.	2,700	5,067
		18,865

South Africa-0.67%
Absa Group Ltd.	1,273	10,748
Anglo American PLC	1,545	65,606
Discovery Ltd.(a)	961	8,751
FirstRand Ltd.	2,260	7,950
Gold Fields Ltd.	1,441	13,507
Naspers Ltd., Class N	91	20,791
Shoprite Holdings Ltd.	1,312	13,074
Standard Bank Group Ltd.	818	6,653
		147,080

South Korea-2.12%
Celltrion, Inc.(a)	39	9,306
Hyundai Mobis Co. Ltd.	143	34,582
Hyundai Motor Co.	52	9,861
KB Financial Group, Inc.	403	19,801
Kia Corp.	78	5,382
LG Chem Ltd.	26	21,727
LG Household & Health Care Ltd.	3	4,144
NAVER Corp.	260	83,783
POSCO	13	4,246
Samsung Biologics Co. Ltd.(a)(c)	13	9,378
Samsung Electronics Co. Ltd.	2,039	148,994
Samsung SDS Co. Ltd.	65	10,656
SK Hynix, Inc.	701	80,259
SK Telecom Co. Ltd.	91	24,782
		466,901

Spain-1.10%
Aena SME S.A.(a)(c)	52	9,044
Amadeus IT Group S.A.(a)	338	23,016
Banco Bilbao Vizcaya Argentaria S.A.	3,519	19,718
Banco Santander S.A.	11,467	44,302
CaixaBank S.A.	1,558	4,997
Cellnex Telecom S.A.(c)	104	5,884
Endesa S.A.	404	10,617
Ferrovial S.A.	299	8,496
Iberdrola S.A.	3,324	44,972
Industria de Diseno Textil S.A.	325	11,571
Naturgy Energy Group S.A.	390	9,999
Repsol S.A.	1,351	16,103
Siemens Gamesa Renewable Energy S.A., Class R(a)	312	11,286
Telefonica S.A.	4,779	22,167
		242,172

Sweden-1.07%
Atlas Copco AB, Class A	351	21,277
Epiroc AB, Class A(a)	922	19,989
Essity AB, Class B	182	5,941
H & M Hennes & Mauritz AB, Class B(a)	260	6,409
Hexagon AB, Class B	78	7,439

	Shares	Value
Sweden-(continued)
Investor AB, Class B	584	$ 49,606
Sandvik AB	1,260	31,124
Skandinaviska Enskilda Banken AB, Class A	493	6,326
Telefonaktiebolaget LM Ericsson, Class B	3,104	42,671
Telia Co. AB	2,000	8,287
Volvo AB, Class B	1,454	35,693
		234,762

Switzerland-3.98%
ABB Ltd.	701	22,756
Credit Suisse Group AG	1,000	10,547
EMS-Chemie Holding AG	13	12,141
Geberit AG	26	17,138
Givaudan S.A.	4	16,755
Kuehne + Nagel International AG, Class R	26	7,771
LafargeHolcim Ltd.(a)	299	18,424
Lonza Group AG	52	33,089
Nestle S.A.	1,922	229,137
Novartis AG	1,909	163,064
Partners Group Holding AG	26	37,139
Roche Holding AG	480	156,389
Schindler Holding AG, PC	26	7,395
Sika AG	130	38,757
STMicroelectronics N.V.	234	8,774
Swatch Group AG (The), BR	39	11,960
Swiss Re AG	208	19,337
Swisscom AG	13	7,050
UBS Group AG	2,338	35,761
Zurich Insurance Group AG	52	21,340
		874,724

Taiwan-4.05%
ASE Technology Holding Co. Ltd., ADR	3,195	26,550
Asustek Computer, Inc.	3,000	40,547
Catcher Technology Co. Ltd.	1,000	7,058
Cathay Financial Holding Co. Ltd.	8,000	15,054
China Development Financial Holding Corp.	10,000	4,689
China Steel Corp.	5,000	7,021
Chunghwa Telecom Co. Ltd., ADR	844	34,477
Delta Electronics, Inc.	2,000	21,836
Far Eastern New Century Corp.	5,000	5,944
Far EasTone Telecommunications Co. Ltd.	3,000	7,000
Formosa Chemicals & Fibre Corp.	1,000	3,247
Hon Hai Precision Industry Co. Ltd.	26,000	108,833
MediaTek, Inc.	2,000	85,789
Mega Financial Holding Co. Ltd.	3,000	3,508
Nanya Technology Corp.	2,000	6,605
Pegatron Corp.	10,000	26,318
Quanta Computer, Inc.	7,000	24,605
Sea Ltd., ADR(a)	416	105,057
Taiwan Cement Corp.	3,200	5,985
Taiwan Cooperative Financial Holding Co. Ltd.	12,600	9,660
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,883	219,821
Uni-President Enterprises Corp.	4,000	10,788
United Microelectronics Corp., ADR	9,233	91,591
Yuanta Financial Holding Co. Ltd.	18,600	17,272
		889,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Advantage International Fund

	Shares	Value
Tanzania- 0.01%
AngloGold Ashanti Ltd.	143	$ 2,947

Turkey-0.13%
Eregli Demir ve Celik Fabrikalari TAS	12,181	28,001

United Kingdom-3.95%
Associated British Foods PLC(a)	117	3,728
AstraZeneca PLC	468	49,859
Aviva PLC	4,610	25,476
BAE Systems PLC	2,013	14,087
Barclays PLC	8,233	19,945
BP PLC	11,441	47,760
British American Tobacco PLC	2,182	80,960
BT Group PLC(a)	13,596	30,965
Coca-Cola European Partners PLC	182	10,341
Diageo PLC	1,286	57,730
Experian PLC	792	30,567
GlaxoSmithKline PLC	2,636	48,758
Imperial Brands PLC	1,571	32,698
Legal & General Group PLC	4,987	18,768
Lloyds Banking Group PLC(a)	57,191	35,870
London Stock Exchange Group PLC	221	22,579
National Grid PLC	1,870	23,573
Natwest Group PLC	3,311	8,988
Prudential PLC	1,415	29,973
Reckitt Benckiser Group PLC	545	48,580
RELX PLC	701	18,192
Royal Dutch Shell PLC, Class A	2,896	54,397
Smith & Nephew PLC	636	13,790
SSE PLC	338	6,851
Standard Chartered PLC	2,649	19,013
Tesco PLC	3,792	11,570
Unilever PLC	935	54,823
Vodafone Group PLC	25,959	48,833
		868,674

United States-0.69%
Atlassian Corp. PLC, Class A(a)	91	21,618
Ferguson PLC	438	55,228
JBS S.A.	1,800	9,981
Spotify Technology S.A.(a)	169	42,608
Stellantis N.V.	1,377	22,950
		152,385

Vietnam-0.00%
Vietnam Dairy Products JSC	2	8
Total Common Stocks & Other Equity Interests (Cost $10,249,958)		13,244,672

	Shares	Value
Preferred Stocks-0.64%
Multinational-0.64%
Harambee Re Ltd., Pfd.(b)	775	$ 4,198
Lion Rock Re Ltd., Pfd.(b)	25	15,525
Lorenz Re Ltd., Pfd.(b)	144	9,187
Mt. Logan Re Ltd., Pfd.(b)	116	73,873
NCM Re Ltd., Pfd.(b)	1,361	23,019
Thopas Re Ltd., Pfd.(b)	95	9,682
Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	886	3,055
Viribus Re Ltd., Pfd.(b)	38,090	2,918
Total Preferred Stocks (Cost $271,907)		141,457

	Principal
	Amount
Event-Linked Bonds-0.48%
Multinational-0.48%
Alturas RE Segregated Account, Catastrophe Linked Notes, 12/31/2022(b)(c)(e)	$1,000	0
Eden RE II Ltd., Class A, Catastrophe Linked Notes, 03/22/2023(b)(c)(e)	720	14,594
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 09/09/2022(b)(c)(e)	1,174	13,780
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 03/01/2024(b)(c)(e)	120,000	70,451
Versutus Ltd., Catastrophe Linked Notes, 12/31/2022(b)(e)	6,601	7,587
Total Event-Linked Bonds (Cost $129,495)		106,412

	Shares
Money Market Funds-28.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	2,168,172	2,168,172
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)	1,535,344	1,535,958
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	2,477,910	2,477,910
Total Money Market Funds (Cost $6,182,040)		6,182,040
TOTAL INVESTMENTS IN SECURITIES-89.48% (Cost $16,833,400)		19,674,581
OTHER ASSETS LESS LIABILITIES-10.52%		2,312,314
NET ASSETS-100.00%		$21,986,895

Investment Abbreviations:
ADR	- American Depositary Receipt
BR	- Bearer Shares
GDR	- Global Depositary Receipt
PC	- Participation Certificate
Pfd.	- Preferred
REIT	- Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Advantage International Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $423,960, which represented 1.93% of the Fund’s Net Assets.

(d)

The Fund holds securities which have been issued by the same entity and that trade on separate exchanges. (e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$507,570	$5,101,278	$(3,440,676)	$-	$-	$2,168,172	$150
Invesco Liquid Assets Portfolio, Institutional Class	362,484	3,643,770	(2,470,304)	36	(28)	1,535,958	153
Invesco Treasury Portfolio, Institutional Class	580,080	5,830,032	(3,932,202)	-	-	2,477,910	64
Total	$1,450,134	$14,575,080	$(9,843,182)	$36	$(28)	$6,182,040	$367

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation
Equity Risk
MSCI EAFE Index	Call	05/21/2021	30	$2,305.00	$(43,409)	$6,915,000	$(22,650)	$20,759
MSCI Emerging Markets Index	Call	05/21/2021	25	1,400.00	(24,924)	3,500,000	(6,500)	18,424
Total Index Options Written					$(68,333)		$(29,150)	$39,183

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Currency Risk
Canadian Dollar	18	June-2021	$1,465,920	$25,496	$25,496
Equity Risk
S&P/TSX 60 Index	8	June-2021	1,477,964	21,194	21,194
Total Futures Contracts				$46,690	$46,690

(a)	Futures contracts collateralized by $93,623 cash held with Merrill Lynch International, the futures commission merchant.

	Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.40%	Monthly	2,575	July-2021	$5,363,303	$-	$45,484	$45,484
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Notes	1 Month USD LIBOR + 0.83%	Monthly	390	June-2021	798,264	-	4,610	4,610
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Notes	1 Month USD LIBOR + 1.30%	Monthly	420	July-2021	858,694	-	5,939	5,939
Total - Total Return Swap Agreements								$-	$56,033	$56,033

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:

LIBOR    - London Interbank Offered Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Advantage International Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Financials	9.25%
Information Technology	7.57
Consumer Discretionary	7.44
Industrials	7.28
Health Care	6.71
Communication Services	6.62
Materials	5.99
Consumer Staples	5.56
Energy	2.39
Other Sectors, Each Less than 2% of Net Assets	2.55
Money Market Funds Plus Other Assets Less Liabilities	38.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Advantage International Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $10,651,360)	$13,492,541
Investments in affiliated money market funds, at value (Cost $6,182,040)	6,182,040
Other investments:
Variation margin receivable – futures contracts	1,945,325
Unrealized appreciation on swap agreements – OTC	56,033
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	93,623
Cash	105,426
Foreign currencies, at value (Cost $95,347)	95,816
Receivable for:
Investments sold	47
Fund shares sold	39,500
Dividends	86,190
Interest	16,547
Investment for trustee deferred compensation and retirement plans	7,874
Other assets	70,530
Total assets	22,191,492

Liabilities:
Other investments:
Options written, at value (premiums received $68,333)	29,150
Swaps payable - OTC	3,132
Payable for:
Fund shares reacquired	11,956
Accrued foreign taxes	5,007
Accrued fees to affiliates	66,269
Accrued trustees’ and officers’ fees and benefits	117
Accrued other operating expenses	81,094
Trustee deferred compensation and retirement plans	7,872
Total liabilities	204,597
Net assets applicable to shares outstanding	$21,986,895

Net assets consist of:

Shares of beneficial interest	$17,834,335

Distributable earnings	4,152,560

$21,986,895

Net Assets:

Class A	$12,405,626

Class C	$3,746,486

Class R	$4,596,369

Class Y	$1,223,586

Class R5	$12,846

Class R6	$1,982

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	945,485

Class C	294,955

Class R	353,816

Class Y	92,446

Class R5	974

Class R6	149.6

Class A:
Net asset value per share	$13.12
Maximum offering price per share (Net asset value of $13.12 ÷ 94.50%)	$13.88

Class C:
Net asset value and offering price per share	$12.70

Class R:
Net asset value and offering price per share	$12.99

Class Y:
Net asset value and offering price per share	$13.24

Class R5:
Net asset value and offering price per share	$13.19

Class R6:
Net asset value and offering price per share	$13.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Advantage International Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $21,615)	$235,250

Interest	34,933

Dividends from affiliated money market funds	367

Total investment income	270,550

Expenses:
Advisory fees	51,356

Administrative services fees	1,319

Custodian fees	13,096

Distribution fees:
Class A	13,497

Class C	18,463

Class R	10,898

Transfer agent fees – A, C, R and Y	35,045

Transfer agent fees – R5	6

Transfer agent fees – R6	1

Trustees’ and officers’ fees and benefits	13,235

Registration and filing fees	36,663

Reports to shareholders	14,609

Professional services fees	69,243

Taxes	1,885

Other	5,435

Total expenses	284,751

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(177,028)

Net expenses	107,723

Net investment income	162,827

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,333,001

Affiliated investment securities	(28)

Foreign currencies	1,359

Futures contracts	282,763

Swap agreements	253,079

1,870,174

Change in net unrealized appreciation of:
Unaffiliated investment securities	1,460,251

Affiliated investment securities	36

Foreign currencies	595

Futures contracts	101,835

Option contracts written	39,183

Swap agreements	146,830

1,748,730

Net realized and unrealized gain	3,618,904

Net increase in net assets resulting from operations	$3,781,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Advantage International Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$162,827	$495,366

Net realized gain	1,870,174	692,803

Change in net unrealized appreciation (depreciation)	1,748,730	(4,788,977)

Net increase (decrease) in net assets resulting from operations	3,781,731	(3,600,808)

Distributions to shareholders from distributable earnings:
Class A	(8,308)	(368,895)

Class C	(2,808)	(19,719)

Class R	(3,184)	(19,406)

Class Y	(732)	(8,268)

Class R5	(9)	(61)

Class R6	(1)	(63)

Total distributions from distributable earnings	(15,042)	(416,412)

Share transactions–net:
Class A	361,038	(50,065,965)

Class C	(171,398)	(5,740)

Class R	209,483	405,109

Class Y	136,393	(516,154)

Class R6	130	(9,024)

Net increase (decrease) in net assets resulting from share transactions	535,646	(50,191,774)

Net increase (decrease) in net assets	4,302,335	(54,208,994)

Net assets:
Beginning of period	17,684,560	71,893,554

End of period	$21,986,895	$17,684,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Advantage International Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$10.83	$0.11	$2.19	$2.30	$–	$(0.01)	$(0.01)	$13.12	21.23	%(e)	$12,406	0.86	%(e)(f)	2.52	%(e)(f)	1.72	%(e)(f)	82%
Year ended 10/31/20	10.90	0.12	(0.13)	(0.01)	–	(0.06)	(0.06)	10.83	(0.09)		9,934	0.94		1.74		1.08		238
Year ended 10/31/19	10.57	0.09	0.82	0.91	0.00	(0.58)	(0.58)	10.90	9.51		63,878	1.14		1.53		0.91		43
Year ended 10/31/18	11.62	0.17	(0.96)	(0.79)	(0.05)	(0.21)	(0.26)	10.57	(6.98)		60,916	1.17		1.49		1.48		126
Year ended 10/31/17	10.49	0.15	1.48	1.63	(0.50)	–	(0.50)	11.62	16.26		64,323	1.10		1.47		1.41		54
Year ended 10/31/16	10.30	0.14	0.14	0.28	(0.09)	–	(0.09)	10.49	2.73		53,579	1.10		1.42		1.38		61
Class C
Six months ended 04/30/21	10.52	0.06	2.13	2.19	–	(0.01)	(0.01)	12.70	20.81		3,746	1.61	(f)	3.29	(f)	0.97	(f)	82
Year ended 10/31/20	10.66	0.04	(0.12)	(0.08)	–	(0.06)	(0.06)	10.52	(0.75)		3,241	1.65		2.49		0.37		238
Year ended 10/31/19	10.42	0.02	0.80	0.82	–	(0.58)	(0.58)	10.66	8.73		3,294	1.89		2.43		0.16		43
Year ended 10/31/18	11.50	0.08	(0.95)	(0.87)	–	(0.21)	(0.21)	10.42	(7.72)		3,649	1.92		2.62		0.73		126
Year ended 10/31/17	10.41	0.07	1.47	1.54	(0.45)	–	(0.45)	11.50	15.42		1,701	1.85		2.98		0.67		54
Year ended 10/31/16	10.29	0.04	0.15	0.19	(0.07)	–	(0.07)	10.41	1.88		522	1.85		3.05		0.36		61
Class R
Six months ended 04/30/21	10.74	0.09	2.17	2.26	–	(0.01)	(0.01)	12.99	21.04		4,596	1.11	(f)	2.79	(f)	1.47	(f)	82
Year ended 10/31/20	10.83	0.09	(0.12)	(0.03)	–	(0.06)	(0.06)	10.74	(0.28)		3,607	1.14		1.99		0.88		238
Year ended 10/31/19	10.52	0.07	0.82	0.89	–	(0.58)	(0.58)	10.83	9.35		3,266	1.39		1.94		0.66		43
Year ended 10/31/18	11.58	0.14	(0.96)	(0.82)	(0.03)	(0.21)	(0.24)	10.52	(7.29)		2,513	1.42		2.15		1.23		126
Year ended 10/31/17	10.47	0.13	1.47	1.60	(0.49)	–	(0.49)	11.58	16.03		2,533	1.35		2.57		1.17		54
Year ended 10/31/16	10.30	0.04	0.21	0.25	(0.08)	–	(0.08)	10.47	2.43		1,204	1.33		2.07		0.43		61
Class Y
Six months ended 04/30/21	10.91	0.13	2.21	2.34	–	(0.01)	(0.01)	13.24	21.44		1,224	0.61	(f)	2.29	(f)	1.97	(f)	82
Year ended 10/31/20	10.95	0.14	(0.12)	0.02	–	(0.06)	(0.06)	10.91	0.18		890	0.71		1.49		1.31		238
Year ended 10/31/19	10.60	0.11	0.82	0.93	–	(0.58)	(0.58)	10.95	9.67		1,433	0.99		1.36		1.06		43
Year ended 10/31/18	11.65	0.19	(0.97)	(0.78)	(0.06)	(0.21)	(0.27)	10.60	(6.86)		450	1.02		1.63		1.63		126
Year ended 10/31/17	10.51	0.17	1.47	1.64	(0.50)	–	(0.50)	11.65	16.41		271	0.95		2.65		1.57		54
Year ended 10/31/16	10.31	0.12	0.17	0.29	(0.09)	–	(0.09)	10.51	2.86		89	0.94		1.52		1.13		61
Class R5
Six months ended 04/30/21	10.88	0.13	2.19	2.32	–	(0.01)	(0.01)	13.19	21.32		13	0.61	(f)	2.06	(f)	1.97	(f)	82
Year ended 10/31/20	10.91	0.15	(0.12)	0.03	–	(0.06)	(0.06)	10.88	0.28		11	0.66		1.47		1.36		238
Period ended 10/31/19(g)	10.27	0.05	0.59	0.64	–	–	–	10.91	6.23		11	1.94	(h)	1.26	(h)	1.11	(h)	43
Class R6
Six months ended 04/30/21	10.93	0.13	2.20	2.33	–	(0.01)	(0.01)	13.25	21.31		2	0.61	(f)	2.06	(f)	1.97	(f)	82
Year ended 10/31/20	10.96	0.14	(0.11)	0.03	–	(0.06)	(0.06)	10.93	0.28		2	0.68		1.47		1.34		238
Year ended 10/31/19	10.59	0.12	0.83	0.95	–	(0.58)	(0.58)	10.96	9.88		11	0.89		1.21		1.16		43
Year ended 10/31/18	11.65	0.20	(0.97)	(0.77)	(0.08)	(0.21)	(0.29)	10.59	(6.84)		10	0.92		1.24		1.74		126
Year ended 10/31/17	10.51	0.18	1.48	1.66	(0.52)	–	(0.52)	11.65	16.60		12	0.85		1.21		1.66		54
Year ended 10/31/16	10.31	0.16	0.13	0.29	(0.09)	–	(0.09)	10.51	2.91		11	0.85		1.19		1.61		61

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.14%, 0.17%, 0.15% and 0.11% for the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2021.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $11,924, $3,723, $4,395, $1,079, $12 and $2 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date after the close of business on May 24, 2019.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Advantage International Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Advantage International Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17                      Invesco Advantage International Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

18                      Invesco Advantage International Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Call Options Purchased and Written - The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in

19                      Invesco Advantage International Fund

a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

N.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

P.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Q.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $500 million	0.490%
Next $500 million	0.470%
Next $4.0 billion	0.440%
Over $5.0 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining

20                      Invesco Advantage International Fund

the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $51,356, reimbursed fund level expenses of $90,463 and reimbursed class level expenses of $19,784, $6,178, $7,293, $1,790, $6 and $1 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $8,101 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2021, there were transfers from Level 2 to Level 3 of $3,416, due to lack of availability of market data for this security.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$678,668	$–	$678,668

Austria	–	9,586	–	9,586

Belgium	–	76,485	–	76,485

Brazil	442,835	–	–	442,835

Chile	20,145	–	–	20,145

China	863,931	1,096,089	5,639	1,965,659

Colombia	6,949	–	–	6,949

Denmark	–	372,088	–	372,088

Finland	–	79,988	–	79,988

France	700	937,666	–	938,366

Germany	–	813,621	–	813,621

Hong Kong	–	350,399	–	350,399

21                      Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total

Indonesia	$ –	$ 58,286	$ –	$ 58,286

Ireland	–	69,931	–	69,931

Israel	3,037	–	–	3,037

Italy	–	159,350	–	159,350

Japan	–	2,197,944	–	2,197,944

Macau	–	8,780	–	8,780

Malaysia	–	61,177	–	61,177

Mexico	137,256	–	–	137,256

Multinational	–	–	247,869	247,869

Netherlands	57,560	479,335	–	536,895

Norway	–	27,339	–	27,339

Peru	7,761	–	–	7,761

Philippines	–	20,188	–	20,188

Poland	–	18,777	–	18,777

Russia	229,716	19,416	–	249,132

Saudi Arabia	–	8,256	–	8,256

Singapore	–	18,865	–	18,865

South Africa	–	147,080	–	147,080

South Korea	–	466,901	–	466,901

Spain	–	242,172	–	242,172

Sweden	–	234,762	–	234,762

Switzerland	–	874,724	–	874,724

Taiwan	477,496	411,759	–	889,255

Tanzania	–	2,947	–	2,947

Turkey	–	28,001	–	28,001

United Kingdom	10,341	858,333	–	868,674

United States	74,207	78,178	–	152,385

Vietnam	–	8	–	8

Money Market Funds	6,182,040	–	–	6,182,040

Total Investments in Securities	8,513,974	10,907,099	253,508	19,674,581

Other Investments - Assets*

Futures Contracts	46,690	–	–	46,690

Swap Agreements	–	56,033	–	56,033

	46,690	56,033	–	102,723

Other Investments - Liabilities*

Options Written	(29,150)	–	–	(29,150)

Total Other Investments	17,540	56,033	–	73,573

Total Investments	$8,531,514	$10,963,132	$253,508	$19,748,154

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2021:

	Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/2021
Common Stocks & Other Equity Interests	$-	$1,781	$-	$-	$-	$442	$3,416	$-	$5,639
Preferred Stocks	320,343	-	(113,026)	-	(1,502)	(64,358)	-	-	141,457
U.S. Dollar Denominated Bonds & Notes	92,649	-	(8,313)	-	723	21,353	-	-	106,412
Total	$412,992	$1,781	$(121,339)	$-	$(779)	$(42,563)	$3,416	$-	$253,508

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

22                      Invesco Advantage International Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$ 25,496	$ 21,194	$ 46,690

Unrealized appreciation on swap agreements – OTC	-	56,033	56,033

Total Derivative Assets	25,496	77,227	102,723

Derivatives not subject to master netting agreements	(25,496)	(21,194)	(46,690)

Total Derivative Assets subject to master netting agreements	$ -	$ 56,033	$ 56,033

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total

Options written, at value – Exchange-Traded	$-	$(29,150)	$(29,150)

Derivatives not subject to master netting agreements	-	29,150	29,150

Total Derivative Liabilities subject to master netting agreements	$-	$ -	$ -

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Swap	Swap	Net Value of			Net
Counterparty	Agreement	Agreement	Derivatives	Non-Cash	Cash	Amount
Goldman Sachs International	$56,033	$-	$56,033	-	-	$56,033

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Statement of Operations
	Currency	Equity
	Risk	Risk	Total
Realized Gain:
Futures contracts	$62,727	$220,036	$282,763
Swap agreements	-	253,079	253,079
Change in Net Unrealized Appreciation:
Futures contracts	36,637	65,198	101,835
Options written	-	39,183	39,183
Swap agreements	-	146,830	146,830
Total	$99,364	$724,326	$823,690

The table below summarizes the average notional value of derivatives held during the period.

		Index
	Futures	Options	Swap
	Contracts	Written	Agreements
Average notional value	$2,661,315	$10,415,000	$4,346,538

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $157.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

23                      Invesco Advantage International Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $12,517,975 and $15,748,136, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,015,644

Aggregate unrealized (depreciation) of investments	(310,890)

Net unrealized appreciation of investments	$2,704,754

Cost of investments for tax purposes is $ 17,043,400.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	165,241	$2,125,207	236,032	$2,539,796

Class C	30,101	373,227	80,417	845,253

Class R	72,239	903,426	117,852	1,265,985

Class Y	17,912	230,231	39,742	367,333

Class R6	10	130	140	1,500

Issued as reinvestment of dividends:
Class A	668	8,294	4,863	55,103

Class C	231	2,785	1,776	19,657

Class R	259	3,184	1,720	19,343

Class Y	57	714	720	8,205

Automatic conversion of Class C shares to Class A shares:
Class A	10,596	133,263	2,605	28,708

Class C	(10,921)	(133,263)	(2,680)	(28,708)

Reacquired:
Class A	(148,338)	(1,905,726)	(5,186,883)	(52,689,572)

Class C	(32,412)	(414,147)	(80,549)	(841,942)

Class R	(54,684)	(697,127)	(85,304)	(880,219)

Class Y	(7,075)	(94,552)	(89,689)	(891,692)

Class R6	-	-	(1,000)	(10,524)

Net increase (decrease) in share activity	43,884	$535,646	(4,960,238)	$(50,191,774)

24                      Invesco Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,212.30	$4.72	$1,020.53	$4.31	0.86%
Class C	1,000.00	1,208.10	8.81	1,016.81	8.05	1.61
Class R	1,000.00	1,210.40	6.08	1,019.29	5.56	1.11
Class Y	1,000.00	1,214.40	3.35	1,021.77	3.06	0.61
Class R5	1,000.00	1,213.20	3.35	1,021.77	3.06	0.61
Class R6	1,000.00	1,214.00	3.35	1,021.77	3.06	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25                      Invesco Advantage International Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLMAG-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.12%
Class C Shares	14.70
Class Y Shares	15.30
Class R6 Shares	15.39
MSCI All Country Asia Pacific ex-Japan Index▼ (Broad Market/Style-Specific Index)	22.89
Lipper Pacific ex-Japan Funds Index∎ (Peer Group Index)	21.65

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Pacific ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Asia Pacific Growth Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.29%
10 Years	7.08
5 Years	11.18
1 Year	35.04

Class C Shares
Inception (11/3/97)	9.28%
10 Years	7.04
5 Years	11.60
1 Year	40.81

Class Y Shares
Inception (10/3/08)	12.16%
10 Years	7.96
5 Years	12.72
1 Year	43.28

Class R6 Shares
10 Years	7.88%
5 Years	12.84
1 Year	43.53

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Asia Pacific Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎	The Fund’s investment strategy remained appropriate for an open-end fund;

∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-93.51%
Australia-1.37%
CSL Ltd.	52,753	$ 10,997,614

China-36.14%
Alibaba Group Holding Ltd., ADR(a)	178,249	41,166,607
Angel Yeast Co. Ltd., A Shares	673,900	6,103,829
China Feihe Ltd.(b)	3,989,000	11,394,332
China Mengniu Dairy Co. Ltd.	5,245,000	28,076,495
Henan Shuanghui Investment & Development Co. Ltd., A Shares	621,724	3,516,123
JD.com, Inc., ADR(a)	302,440	23,396,758
Kweichow Moutai Co. Ltd., A Shares	14,927	4,620,211
Meituan, B Shares(a)(b)	87,500	3,331,554
Minth Group Ltd.	2,288,000	9,283,277
New Oriental Education & Technology Group, Inc., ADR(a)	734,696	11,211,461
Qingdao Port International Co. Ltd., H Shares(b)	7,070,000	4,344,930
Sunny Optical Technology Group Co. Ltd.	553,800	13,363,121
Tencent Holdings Ltd.	623,000	49,823,217
Tongcheng-Elong Holdings Ltd.(a)(b)	8,385,600	20,976,410
Wuliangye Yibin Co. Ltd., A Shares	496,360	21,837,943
Yum China Holdings, Inc.	610,489	38,411,968
		290,858,236

Hong Kong-3.89%
Hongkong Land Holdings Ltd.	1,093,700	5,414,588
Swire Properties Ltd.	8,678,600	25,913,963
		31,328,551

India-3.66%
Emami Ltd.	891,213	5,913,146
HDFC Bank Ltd., ADR(a)	335,491	23,578,307
		29,491,453

Indonesia-7.24%
PT Bank Central Asia Tbk	8,897,400	19,684,794
PT Kalbe Farma Tbk	79,813,500	7,953,693
PT Pakuwon Jati Tbk(a)	537,616,700	19,704,493
PT Telkom Indonesia (Persero) Tbk	49,442,100	10,930,189
		58,273,169

Macau-2.70%
Galaxy Entertainment Group Ltd.(a)	2,480,000	21,774,086

Malaysia-2.40%
Bursa Malaysia Bhd.	5,400,550	11,114,205
Heineken Malaysia Bhd.	1,306,900	8,246,428
		19,360,633

	Shares	Value

New Zealand-1.40%
Auckland International Airport Ltd.(a)	1,026,860	$5,570,525
Freightways Ltd.	716,915	5,709,269
		11,279,794

Philippines-4.23%
BDO Unibank, Inc.	6,559,010	14,042,942
SM Investments Corp.	511,646	10,212,577
SM Prime Holdings, Inc.	13,653,700	9,764,206
		34,019,725

Singapore-4.16%
Keppel REIT	21,808,200	20,314,672
United Overseas Bank Ltd.	658,700	13,167,548
		33,482,220

South Korea-8.79%
NAVER Corp.	53,315	17,180,335
Samsung Electronics Co. Ltd.	733,170	53,574,428
		70,754,763

Taiwan-6.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,350,464	50,934,108

Thailand-1.97%
Central Pattana PCL, Foreign Shares	9,477,600	15,890,235

United States-7.04%
Amcor PLC, CDI	1,289,330	15,058,848
Broadcom, Inc.	91,144	41,579,893
		56,638,741

Vietnam-2.19%
Vietnam Dairy Products JSC	4,351,690	17,600,077
Total Common Stocks & Other Equity Interests (Cost $439,702,700)		752,683,405

Money Market Funds-6.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	18,242,902	18,242,902
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	13,346,458	13,351,796
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	20,849,031	20,849,031
Total Money Market Funds (Cost $52,439,552)		52,443,729
TOTAL INVESTMENTS IN SECURITIES–100.03% (Cost $492,142,252)		805,127,134
OTHER ASSETS LESS LIABILITIES-(0.03)%		(251,133)
NET ASSETS-100.00%		$804,876,001

Investment Abbreviations:

ADR - American Depositary Receipt

CDI -  CREST Depository Interest

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $40,047,226, which represented 4.98% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,355,433	$25,272,647	$(30,385,178)	$ -	$ -	$18,242,902	$2,598
Invesco Liquid Assets Portfolio, Institutional Class	17,003,608	18,051,891	(21,703,699)	870	(874)	13,351,796	3,452
Invesco Treasury Portfolio, Institutional Class	26,691,924	28,883,025	(34,725,918)	-	-	20,849,031	1,250
Total	$67,050,965	$72,207,563	$(86,814,795)	$870	$(874)	$52,443,729	$7,300

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	21.07%
Information Technology	19.81
Consumer Staples	13.33
Real Estate	12.05
Financials	10.14
Communication Services	9.68
Industrials	3.21
Health Care	2.35
Materials	1.87
Money Market Funds Plus Other Assets Less Liabilities	6.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $439,702,700)	$752,683,405
Investments in affiliated money market funds, at value (Cost $52,439,552)	52,443,729
Foreign currencies, at value (Cost $29,757)	28,824
Receivable for:
Fund shares sold	327,209
Dividends	1,265,255
Investment for trustee deferred compensation and retirement plans	132,233
Other assets	43,918
Total assets	806,924,573

Liabilities:
Payable for:
Fund shares reacquired	393,903
Amount due custodian	595,299
Accrued foreign taxes	139,409
Accrued fees to affiliates	378,329
Accrued trustees’ and officers’ fees and benefits	530
Accrued other operating expenses	395,703
Trustee deferred compensation and retirement plans	145,399
Total liabilities	2,048,572
Net assets applicable to shares outstanding	$804,876,001

Net assets consist of:
Shares of beneficial interest	$461,630,421
Distributable earnings	343,245,580
$804,876,001

Net Assets:
Class A	$495,596,286

Class C	$19,649,465

Class Y	$195,961,231

Class R6	$93,669,019

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,784,977

Class C	562,476

Class Y	5,043,455

Class R6	2,412,390

Class A:
Net asset value per share	$38.76

Maximum offering price per share (Net asset value of $38.76 ÷ 94.50%)	$41.02

Class C:
Net asset value and offering price per share	$34.93

Class Y:
Net asset value and offering price per share	$38.85

Class R6:
Net asset value and offering price per share	$38.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $527,839)	$5,622,997

Dividends from affiliated money market funds	7,300

Total investment income	5,630,297

Expenses:
Advisory fees	3,664,438

Administrative services fees	53,594

Custodian fees	89,271

Distribution fees:

Class A	617,219

Class C	110,605

Transfer agent fees – A, C and Y	598,428

Transfer agent fees – R6	3,023

Trustees’ and officers’ fees and benefits	20,569

Registration and filing fees	38,067

Reports to shareholders	48,916

Professional services fees	30,091

Other	15,975

Total expenses	5,290,196

Less: Fees waived and/or expense offset arrangement(s)	(23,812)

Net expenses	5,266,384

Net investment income	363,913

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	30,444,133

Affiliated investment securities	(874)

Foreign currencies	(50,967)

30,392,292

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $139,409)	78,808,495

Affiliated investment securities	870

Foreign currencies	(7,014)

78,802,351

Net realized and unrealized gain	109,194,643

Net increase in net assets resulting from operations	$109,558,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$363,913	$3,393,922

Net realized gain	30,392,292	54,458,297

Change in net unrealized appreciation	78,802,351	45,402,259

Net increase in net assets resulting from operations	109,558,556	103,254,478

Distributions to shareholders from distributable earnings:
Class A	(33,752,095)	(28,385,727)

Class C	(1,877,272)	(1,894,754)

Class Y	(12,868,796)	(11,193,927)

Class R6	(8,742,429)	(7,091,434)

Total distributions from distributable earnings	(57,240,592)	(48,565,842)

Share transactions–net:
Class A	24,603,331	(28,296,505)

Class C	(4,876,174)	(9,566,312)

Class Y	30,339,511	(26,920,201)

Class R6	(20,752,703)	2,027,173

Net increase (decrease) in net assets resulting from share transactions	29,313,965	(62,755,845)

Net increase (decrease) in net assets	81,631,929	(8,067,209)

Net assets:
Beginning of period	723,244,072	731,311,281

End of period	$804,876,001	$723,244,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Asia Pacific Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$36.20	$(0.00)	$5.37	$5.37	$(0.10)	$(2.71)	$(2.81)	$38.76	15.12%	$495,596	1.39	%(d)	1.40	%(d)	0.01	%(d)	7%
Year ended 10/31/20	33.15	0.13	5.12	5.25	(0.35)	(1.85)	(2.20)	36.20	16.67	438,473	1.44		1.45		0.40		27
Year ended 10/31/19	30.30	0.35	4.60	4.95	(0.34)	(1.76)	(2.10)	33.15	17.17	433,120	1.43		1.44		1.08		17
Year ended 10/31/18	36.95	0.36	(4.21)	(3.85)	(0.28)	(2.52)	(2.80)	30.30	(11.39)	395,319	1.44		1.46		1.04		21
Year ended 10/31/17	31.60	0.28	5.69	5.97	(0.30)	(0.32)	(0.62)	36.95	19.32	495,214	1.45		1.47		0.85		18
Year ended 10/31/16	29.35	0.31	2.83	3.14	(0.89)	–	(0.89)	31.60	11.15	467,191	1.45		1.47		1.06		9
Class C
Six months ended 04/30/21	32.90	(0.13)	4.87	4.74	–	(2.71)	(2.71)	34.93	14.70	19,649	2.14	(d)	2.15	(d)	(0.74	)(d)	7
Year ended 10/31/20	30.25	(0.10)	4.65	4.55	(0.05)	(1.85)	(1.90)	32.90	15.78	23,167	2.19		2.20		(0.35)		27
Year ended 10/31/19	27.77	0.10	4.21	4.31	(0.07)	(1.76)	(1.83)	30.25	16.29	31,409	2.18		2.19		0.33		17
Year ended 10/31/18	34.08	0.09	(3.86)	(3.77)	(0.02)	(2.52)	(2.54)	27.77	(12.05)	53,201	2.19		2.21		0.29		21
Year ended 10/31/17	29.17	0.03	5.27	5.30	(0.07)	(0.32)	(0.39)	34.08	18.44	70,146	2.20		2.22		0.10		18
Year ended 10/31/16	27.10	0.08	2.63	2.71	(0.64)	–	(0.64)	29.17	10.34	72,872	2.20		2.22		0.31		9
Class Y
Six months ended 04/30/21	36.31	0.05	5.38	5.43	(0.18)	(2.71)	(2.89)	38.85	15.28	195,961	1.14	(d)	1.15	(d)	0.26	(d)	7
Year ended 10/31/20	33.25	0.21	5.13	5.34	(0.43)	(1.85)	(2.28)	36.31	16.95	154,378	1.19		1.20		0.65		27
Year ended 10/31/19	30.41	0.43	4.60	5.03	(0.43)	(1.76)	(2.19)	33.25	17.44	170,249	1.18		1.19		1.33		17
Year ended 10/31/18	37.07	0.45	(4.23)	(3.78)	(0.36)	(2.52)	(2.88)	30.41	(11.17)	172,297	1.19		1.21		1.29		21
Year ended 10/31/17	31.69	0.36	5.71	6.07	(0.37)	(0.32)	(0.69)	37.07	19.66	267,942	1.20		1.22		1.10		18
Year ended 10/31/16	29.45	0.39	2.82	3.21	(0.97)	–	(0.97)	31.69	11.42	329,748	1.20		1.22		1.31		9
Class R6
Six months ended 04/30/21	36.32	0.08	5.39	5.47	(0.25)	(2.71)	(2.96)	38.83	15.39	93,669	0.98	(d)	0.99	(d)	0.42	(d)	7
Year ended 10/31/20	33.27	0.28	5.12	5.40	(0.50)	(1.85)	(2.35)	36.32	17.16	107,226	0.99		1.00		0.85		27
Year ended 10/31/19	30.43	0.49	4.61	5.10	(0.50)	(1.76)	(2.26)	33.27	17.70	96,533	0.98		0.99		1.53		17
Year ended 10/31/18	37.10	0.51	(4.22)	(3.71)	(0.44)	(2.52)	(2.96)	30.43	(11.00)	87,386	1.01		1.03		1.47		21
Period ended 10/31/17(e)	32.81	0.27	4.02	4.29	–	–	–	37.10	13.08	122,996	1.01	(f)	1.03	(f)	1.29	(f)	18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $497,867, $22,304, $189,597 and $104,030 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Asia Pacific Growth Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                     Invesco Asia Pacific Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12                     Invesco Asia Pacific Growth Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Amount over $10 billion	0.760%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $22,946.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $46,976 in front-end sales commissions from the sale of Class A shares and $201 and $368 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

13                     Invesco Asia Pacific Growth Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$10,997,614	$–	$10,997,614
China	114,186,794	176,671,442	–	290,858,236
Hong Kong	–	31,328,551	–	31,328,551
India	23,578,307	5,913,146	–	29,491,453
Indonesia	–	58,273,169	–	58,273,169
Macau	–	21,774,086	–	21,774,086
Malaysia	–	19,360,633	–	19,360,633
New Zealand	–	11,279,794	–	11,279,794
Philippines	–	34,019,725	–	34,019,725
Singapore	–	33,482,220	–	33,482,220
South Korea	–	70,754,763	–	70,754,763
Taiwan	–	50,934,108	–	50,934,108
Thailand	–	15,890,235	–	15,890,235
United States	41,579,893	15,058,848	–	56,638,741
Vietnam	–	17,600,077	–	17,600,077
Money Market Funds	52,443,729	–	–	52,443,729
Total Investments	$231,788,723	$573,338,411	$–	$805,127,134

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $866.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

14                     Invesco Asia Pacific Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $54,630,425 and $67,684,958, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$318,787,836

Aggregate unrealized (depreciation) of investments	(5,884,615)

Net unrealized appreciation of investments	$312,903,221

Cost of investments for tax purposes is $492,223,913.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	702,921	$27,788,927	937,686	$30,145,626

Class C	89,815	3,245,553	82,500	2,426,842

Class Y	810,068	31,708,453	1,400,491	43,505,433

Class R6	82,985	3,222,950	297,210	9,691,972

Issued as reinvestment of dividends:
Class A	825,110	30,834,363	807,939	25,926,744

Class C	51,722	1,746,651	58,740	1,724,616

Class Y	282,750	10,580,517	291,878	9,375,121

Class R6	204,038	7,626,943	192,554	6,175,199

Automatic conversion of Class C shares to Class A shares:
Class A	175,978	6,693,757	118,184	3,920,812

Class C	(194,818)	(6,693,757)	(129,652)	(3,920,812)

Reacquired:
Class A	(1,032,964)	(40,713,716)	(2,813,581)	(88,289,687)

Class C	(88,420)	(3,174,621)	(345,611)	(9,796,958)

Class Y	(301,014)	(11,949,459)	(2,560,256)	(79,800,755)

Class R6	(826,683)	(31,602,596)	(439,230)	(13,839,998)

Net increase (decrease) in share activity	781,488	$29,313,965	(2,101,148)	$(62,755,845)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                     Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,151.20	$7.41	$1,017.90	$6.95	1.39%
Class C	1,000.00	1,147.00	11.39	1,014.18	10.69	2.14
Class Y	1,000.00	1,153.00	6.09	1,019.14	5.71	1.14
Class R6	1,000.00	1,153.90	5.23	1,019.93	4.91	0.98

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                     Invesco Asia Pacific Growth Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses

∎	Quarterly statements

∎	Daily confirmations

∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	APG-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco European Growth Fund
Nasdaq:
A: AEDAX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX ∎ Investor: EGINX ∎ R6: AEGSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	30.90%
Class C Shares	30.43
Class R Shares	30.73
Class Y Shares	31.07
Investor Class Shares	30.98
Class R6 Shares	31.16
MSCI Europe Index▼ (Broad Market Index)	33.32
MSCI Europe Growth Index▼ (Style-Specific Index)	26.41
Lipper European Funds Index∎ (Peer Group Index)	34.47

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco European Growth Fund

Average Annual Total Returns As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.23%
10 Years	4.80
5 Years	5.33
1 Year	32.15

Class C Shares
Inception (11/3/97)	9.24%
10 Years	4.77
5 Years	5.73
1 Year	37.80

Class R Shares
Inception (6/3/02)	8.13%
10 Years	5.14
5 Years	6.27
1 Year	39.53

Class Y Shares
Inception (10/3/08)	7.42%
10 Years	5.67
5 Years	6.80
1 Year	40.24

Investor Class Shares
Inception (9/30/03)	8.92%
10 Years	5.45
5 Years	6.59
1 Year	40.00

Class R6 Shares
10 Years	5.56%
5 Years	6.85
1 Year	40.38

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco European Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco European Growth Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.79%
Denmark–2.55%
Carlsberg A/S, Class B	95,104	$16,659,479
Novo Nordisk A/S, Class B	171,557	12,679,963
		29,339,442

France–12.72%
Bollore S.A.	5,030,456	25,391,092
Criteo S.A., ADR(a)	463,261	18,405,359
Kaufman & Broad S.A.	466,050	21,186,204
LVMH Moet Hennessy Louis Vuitton SE	14,341	10,793,764
Metropole Television S.A.(a)	730,831	16,234,108
Pernod Ricard S.A.	49,018	10,057,981
Sanofi	120,221	12,606,437
Schneider Electric SE	199,049	31,824,318
		146,499,263

Germany–6.95%
Deutsche Boerse AG	189,816	32,757,675
Knorr-Bremse AG	98,424	12,089,610
MorphoSys AG(a)	244,541	22,904,273
MTU Aero Engines AG	48,798	12,314,098
		80,065,656

Hungary–1.63%
Gedeon Richter PLC	656,489	18,784,512

Ireland–5.66%
CRH PLC	352,224	16,643,795
Flutter Entertainment PLC(a)	102,531	21,007,929
ICON PLC(a)	59,593	12,928,702
Origin Enterprises PLC	3,142,459	14,657,472
		65,237,898

Italy–5.83%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,381,700	22,164,133
FinecoBank Banca Fineco S.p.A.(a)	1,860,747	32,105,240
Technogym S.p.A.(a)(b)	956,273	12,853,081
		67,122,454

Netherlands–10.08%
Aalberts N.V.	223,332	12,091,559
ASML Holding N.V.	16,522	10,756,742
Heineken N.V.	106,403	12,335,300
Prosus N.V.	270,673	29,349,061
SBM Offshore N.V.(c)	1,145,920	19,896,737
Signify N.V.(a)	181,346	10,310,539
Wolters Kluwer N.V.	236,246	21,384,654
		116,124,592

Norway–1.30%
TGS NOPEC Geophysical Co. ASA	990,078	14,973,259

Russia–5.72%
Sberbank of Russia PJSC, Preference Shares	17,485,510	65,900,474

	Shares	Value
Spain–1.03%
Construcciones y Auxiliar de Ferrocarriles S.A.	246,561	$11,873,337

Sweden–6.12%
Investor AB, Class B	308,722	26,223,191
Lifco AB, Class B(c)	168,932	18,183,323
Sandvik AB(c)	1,055,809	26,080,439
		70,486,953

Switzerland–7.86%
Alcon, Inc.(a)	96,687	7,257,909
Kuehne + Nagel International AG, Class R(c)	59,636	17,825,117
Logitech International S.A., Class R	64,615	7,228,605
Nestle S.A.	178,113	21,234,195
OC Oerlikon Corp. AG	1,473,634	17,270,766
Roche Holding AG	60,666	19,765,560
		90,582,152

Turkey–0.91%
Haci Omer Sabanci Holding A.S.	10,715,695	10,465,970

United Kingdom–26.11%
Ashtead Group PLC	179,701	11,539,340
Clarkson PLC	289,032	12,114,152
DCC PLC	644,575	55,923,875
Diploma PLC	242,649	9,617,316
Gamesys Group PLC(c)	873,733	23,372,408
Hays PLC(a)	9,169,590	20,715,022
HomeServe PLC	1,291,440	19,506,472
IG Group Holdings PLC	2,357,021	29,813,322
Jupiter Fund Management PLC	2,319,564	8,285,483
Linde PLC	66,728	19,073,532
Savills PLC	2,060,016	33,989,637
Travis Perkins PLC(a)	457,818	9,726,786
Ultra Electronics Holdings PLC	1,168,972	32,640,134
Wickes Group PLC(a)	512,990	1,770,807
WPP PLC	942,856	12,699,179
		300,787,465

United States–2.32%
Philip Morris International, Inc.	281,760	26,767,200
Total Common Stocks & Other Equity Interests (Cost $713,744,727)		1,115,010,627

Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	8,339,212	8,339,212
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	9,891,423	9,895,380
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	9,530,528	9,530,528
Total Money Market Funds (Cost $27,758,217)		27,765,120
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.20% (Cost $741,502,944)		1,142,775,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco European Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.97%
Invesco Private Government Fund, 0.01%(d)(e)(f)	13,714,230	$13,714,230

Invesco Private Prime Fund, 0.11%(d)(e)(f)	20,563,120	20,571,346

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,285,576)		34,285,576

TOTAL INVESTMENTS IN SECURITIES–102.17% (Cost $775,788,520)		1,177,061,323

OTHER ASSETS LESS LIABILITIES–(2.17)%		(25,044,728)

NET ASSETS–100.00%		$1,152,016,595

Investment Abbreviations:

ADR – American Depositary Receipt

RSP – Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2021 represented 1.12% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,919,264	$33,297,973	$(47,878,025)	$-	$-	$8,339,212	$1,520
Invesco Liquid Assets Portfolio, Institutional Class	20,309,891	23,784,266	(34,198,587)	(6,158)	5,968	9,895,380	3,446
Invesco Treasury Portfolio, Institutional Class	26,193,444	38,054,826	(54,717,742)	-	-	9,530,528	802
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,663,731	(15,949,501)	-	-	13,714,230	185	*
Invesco Private Prime Fund	-	62,048,589	(41,477,243)	-	-	20,571,346	1,789	*
Total	$69,422,599	$186,849,385	$(194,221,098)	$(6,158)	$5,968	$62,050,696	$7,742

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco European Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Industrials	33.43%
Financials	17.85
Consumer Discretionary	10.45
Health Care	9.28
Consumer Staples	8.82
Communication Services	6.31
Materials	3.11
Energy	3.03
Real Estate	2.95
Information Technology	1.56
Money Market Funds Plus Other Assets Less Liabilities	3.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $713,744,727)*	$1,115,010,627
Investments in affiliated money market funds, at value (Cost $62,043,793)	62,050,696
Foreign currencies, at value (Cost $2,997,391)	2,977,363
Receivable for:
Investments sold	4,614,981
Fund shares sold	134,677
Dividends	5,998,237
Investment for trustee deferred compensation and retirement plans	216,415
Other assets	55,447
Total assets	1,191,058,443

Liabilities:
Payable for:
Investments purchased	2,187,684
Fund shares reacquired	599,480
Amount due custodian	844,128
Collateral upon return of securities loaned	34,285,576
Accrued fees to affiliates	486,196
Accrued trustees’ and officers’ fees and benefits	492
Accrued other operating expenses	400,297
Trustee deferred compensation and retirement plans	237,995
Total liabilities	39,041,848
Net assets applicable to shares outstanding	$1,152,016,595

Net assets consist of:
Shares of beneficial interest	$740,053,593
Distributable earnings	411,963,002
$1,152,016,595

Net Assets:
Class A	$357,886,979
Class C	$23,003,496
Class R	$7,363,082
Class Y	$628,951,800
Investor Class	$128,387,649
Class R6	$6,423,589

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,212,440
Class C	566,300
Class R	169,389
Class Y	14,415,822
Investor Class	2,954,093
Class R6	147,309
Class A:
Net asset value per share	$43.58
Maximum offering price per share (Net asset value of $43.58 ÷ 94.50%)	$46.12
Class C:
Net asset value and offering price per share	$40.62
Class R:
Net asset value and offering price per share	$43.47
Class Y:
Net asset value and offering price per share	$43.63
Investor Class:
Net asset value and offering price per share	$43.46
Class R6:
Net asset value and offering price per share	$43.61

*	At April 30, 2021, securities with an aggregate value of $34,976,628 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $994,596)	$9,918,784

Dividends from affiliated money market funds (includes securities lending income of $16,510)	22,278

Total investment income	9,941,062

Expenses:
Advisory fees	4,940,123

Administrative services fees	76,473

Custodian fees	84,134

Distribution fees:
Class A	419,885

Class C	117,366

Class R	17,502

Investor Class	100,261

Transfer agent fees – A, C, R, Y and Investor	830,088

Transfer agent fees – R6	1,249

Trustees’ and officers’ fees and benefits	22,150

Registration and filing fees	51,675

Reports to shareholders	33,916

Professional services fees	48,001

Other	35,830

Total expenses	6,778,653

Less: Fees waived and/or expense offset arrangement(s)	(21,480)

Net expenses	6,757,173

Net investment income	3,183,889

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	46,986,288

Affiliated investment securities	5,968

Foreign currencies	141,990

47,134,246

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	238,048,975

Affiliated investment securities	(6,158)

Foreign currencies	(51,433)

237,991,384

Net realized and unrealized gain	285,125,630

Net increase in net assets resulting from operations	$288,309,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income	$3,183,889	$10,555,692

Net realized gain (loss)	47,134,246	(14,539,601)

Change in net unrealized appreciation (depreciation)	237,991,384	(132,311,706)

Net increase (decrease) in net assets resulting from operations	288,309,519	(136,295,615)

Distributions to shareholders from distributable earnings:
Class A	(4,332,934)	(9,968,449)

Class C	(132,308)	(650,979)

Class R	(71,734)	(178,444)

Class Y	(9,434,694)	(19,903,510)

Investor Class	(1,665,385)	(3,532,061)

Class R6	(160,084)	(268,019)

Total distributions from distributable earnings	(15,797,139)	(34,501,462)

Share transactions–net:
Class A	(13,187,308)	(48,369,989)

Class C	(5,293,396)	(11,622,355)

Class R	(468,205)	(678,098)

Class Y	(45,583,209)	(79,494,966)

Investor Class	(5,426,818)	(11,699,480)

Class R6	(4,083,979)	1,231,154

Net increase (decrease) in net assets resulting from share transactions	(74,042,915)	(150,633,734)

Net increase (decrease) in net assets	198,469,465	(321,430,811)

Net assets:
Beginning of period	953,547,130	1,274,977,941

End of period	$1,152,016,595	$953,547,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco European Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$33.73	$0.09	$10.27	$10.36	$(0.51)	$–	$(0.51)	$43.58	30.90%		$357,887	1.36	%(d)	1.36	%(d)	0.45	%(d)	9%
Year ended 10/31/20	38.76	0.30	(4.31)	(4.01)	(1.02)	–	(1.02)	33.73	(10.74)		287,960	1.36		1.37		0.84		27
Year ended 10/31/19	35.55	0.74	2.94	3.68	(0.47)	–	(0.47)	38.76	10.57		386,369	1.35		1.36		2.02		10
Year ended 10/31/18	40.95	0.58	(5.21)	(4.63)	(0.77)	–	(0.77)	35.55	(11.54)		402,331	1.34		1.35		1.45		16
Year ended 10/31/17	32.88	0.48	8.12	8.60	(0.53)	–	(0.53)	40.95	26.53		506,795	1.38		1.39		1.32		22
Year ended 10/31/16	36.65	0.50	(2.61)	(2.11)	(0.51)	(1.15)	(1.66)	32.88	(5.94)		453,114	1.34		1.36		1.47		16
Class C
Six months ended 04/30/21	31.31	(0.06)	9.57	9.51	(0.20)	–	(0.20)	40.62	30.43		23,003	2.11	(d)	2.11	(d)	(0.30	)(d)	9
Year ended 10/31/20	35.97	0.03	(4.04)	(4.01)	(0.65)	–	(0.65)	31.31	(11.43)		22,166	2.11		2.12		0.09		27
Year ended 10/31/19	32.94	0.43	2.75	3.18	(0.15)	–	(0.15)	35.97	9.72		38,236	2.10		2.11		1.27		10
Year ended 10/31/18	38.01	0.26	(4.82)	(4.56)	(0.51)	–	(0.51)	32.94	(12.18)		71,859	2.09		2.10		0.70		16
Year ended 10/31/17	30.50	0.19	7.56	7.75	(0.24)	–	(0.24)	38.01	25.58		90,488	2.13		2.14		0.57		22
Year ended 10/31/16	34.12	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.50	(6.63)		86,303	2.09		2.11		0.72		16
Class R
Six months ended 04/30/21	33.59	0.04	10.25	10.29	(0.41)	–	(0.41)	43.47	30.77		7,363	1.61	(d)	1.61	(d)	0.20	(d)	9
Year ended 10/31/20	38.59	0.21	(4.32)	(4.11)	(0.89)	–	(0.89)	33.59	(10.98)		6,092	1.61		1.62		0.59		27
Year ended 10/31/19	35.38	0.64	2.93	3.57	(0.36)	–	(0.36)	38.59	10.26		7,803	1.60		1.61		1.77		10
Year ended 10/31/18	40.76	0.48	(5.18)	(4.70)	(0.68)	–	(0.68)	35.38	(11.74)		10,795	1.59		1.60		1.20		16
Year ended 10/31/17	32.71	0.39	8.09	8.48	(0.43)	–	(0.43)	40.76	26.24		13,655	1.63		1.64		1.07		22
Year ended 10/31/16	36.48	0.41	(2.60)	(2.19)	(0.43)	(1.15)	(1.58)	32.71	(6.19)		12,893	1.59		1.61		1.22		16
Class Y
Six months ended 04/30/21	33.81	0.14	10.29	10.43	(0.61)	–	(0.61)	43.63	31.07		628,952	1.11	(d)	1.11	(d)	0.70	(d)	9
Year ended 10/31/20	38.85	0.39	(4.31)	(3.92)	(1.12)	–	(1.12)	33.81	(10.51)		524,899	1.11		1.12		1.09		27
Year ended 10/31/19	35.67	0.83	2.93	3.76	(0.58)	–	(0.58)	38.85	10.81		700,808	1.10		1.11		2.27		10
Year ended 10/31/18	41.06	0.68	(5.21)	(4.53)	(0.86)	–	(0.86)	35.67	(11.29)		820,248	1.09		1.10		1.70		16
Year ended 10/31/17	32.98	0.58	8.13	8.71	(0.63)	–	(0.63)	41.06	26.85		911,498	1.13		1.14		1.57		22
Year ended 10/31/16	36.76	0.58	(2.62)	(2.04)	(0.59)	(1.15)	(1.74)	32.98	(5.71)		696,907	1.09		1.11		1.72		16
Investor Class
Six months ended 04/30/21	33.65	0.11	10.25	10.36	(0.55)	–	(0.55)	43.46	30.98	(e)	128,388	1.28	(d)(e)	1.28	(d)(e)	0.53	(d)(e)	9
Year ended 10/31/20	38.67	0.33	(4.31)	(3.98)	(1.04)	–	(1.04)	33.65	(10.68	)(e)	103,954	1.27	(e)	1.28	(e)	0.93	(e)	27
Year ended 10/31/19	35.48	0.76	2.93	3.69	(0.50)	–	(0.50)	38.67	10.61	(e)	133,149	1.29	(e)	1.30	(e)	2.08	(e)	10
Year ended 10/31/18	40.86	0.60	(5.19)	(4.59)	(0.79)	–	(0.79)	35.48	(11.47	)(e)	133,359	1.29	(e)	1.30	(e)	1.50	(e)	16
Year ended 10/31/17	32.80	0.50	8.10	8.60	(0.54)	–	(0.54)	40.86	26.61	(e)	166,324	1.32	(e)	1.33	(e)	1.38	(e)	22
Year ended 10/31/16	36.56	0.51	(2.61)	(2.10)	(0.51)	(1.15)	(1.66)	32.80	(5.91	)(e)	147,804	1.31	(e)	1.33	(e)	1.50	(e)	16
Class R6
Six months ended 04/30/21	33.81	0.16	10.30	10.46	(0.66)	–	(0.66)	43.61	31.16		6,424	0.99	(d)	0.99	(d)	0.82	(d)	9
Year ended 10/31/20	38.86	0.43	(4.32)	(3.89)	(1.16)	–	(1.16)	33.81	(10.43)		8,477	0.99		1.00		1.21		27
Year ended 10/31/19	35.68	0.87	2.94	3.81	(0.63)	–	(0.63)	38.86	10.96		8,613	0.98		0.99		2.39		10
Year ended 10/31/18	41.09	0.72	(5.21)	(4.49)	(0.92)	–	(0.92)	35.68	(11.20)		9,925	0.99		1.00		1.80		16
Period ended 10/31/17(f)	35.50	0.40	5.19	5.59	–	–	–	41.09	15.75		4,723	0.96	(g)	0.97	(g)	1.74	(g)	22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $338,692, $23,668, $7,059, $608,702 , $121,548 and $7,847 for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.17%, 0.16%, 0.19%, 0.20%, 0.19% and 0.22% for six months ended April 30, 2021 and for each of the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco European Growth Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                     Invesco European Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                     Invesco European Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $20,355.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14                     Invesco European Growth Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $12,148 in front-end sales commissions from the sale of Class A shares and $1,088 and $169 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $391 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$–	$29,339,442	$–	$29,339,442
France	18,405,359	128,093,904	–	146,499,263
Germany	–	80,065,656	–	80,065,656
Hungary	–	18,784,512	–	18,784,512
Ireland	12,928,702	52,309,196	–	65,237,898
Italy	–	67,122,454	–	67,122,454
Netherlands	–	116,124,592	–	116,124,592
Norway	–	14,973,259	–	14,973,259
Russia	–	65,900,474	–	65,900,474
Spain	–	11,873,337	–	11,873,337
Sweden	–	70,486,953	–	70,486,953
Switzerland	–	90,582,152	–	90,582,152
Turkey	–	10,465,970	–	10,465,970
United Kingdom	20,844,339	279,943,126	–	300,787,465
United States	26,767,200	–	–	26,767,200
Money Market Funds	27,765,120	34,285,576	–	62,050,696
Total Investments	$106,710,720	$1,070,350,603	$–	$1,177,061,323

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,125.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

15                     Invesco European Growth Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$17,898,324	$1,832,287	$19,730,611

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $95,168,569 and $144,357,235, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$407,410,882

Aggregate unrealized (depreciation) of investments	(25,857,478)

Net unrealized appreciation of investments	$381,553,404

Cost of investments for tax purposes is $795,507,919.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	250,659	$10,144,357	530,820	$18,920,411

Class C	23,251	888,247	46,143	1,507,318

Class R	14,264	573,513	30,865	1,080,156

Class Y	872,820	35,239,968	4,385,537	147,163,758

Investor Class	39,370	1,600,835	45,833	1,620,704

Class R6	14,423	586,693	133,117	4,834,990

Issued as reinvestment of dividends:
Class A	97,439	3,811,815	220,799	8,713,438

Class C	2,977	108,822	14,787	545,333

Class R	1,825	71,265	4,499	177,209

Class Y	204,943	8,017,382	416,542	16,440,918

Investor Class	38,415	1,498,177	81,165	3,193,834

Class R6	4,018	157,063	6,621	261,078

Automatic conversion of Class C shares to Class A shares:
Class A	73,448	2,967,702	86,439	3,132,991

Class C	(78,696)	(2,967,702)	(92,835)	(3,132,991)

16                     Invesco European Growth Fund

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(747,356)	$(30,111,182)	(2,268,059)	$(79,136,829)

Class C	(89,148)	(3,322,763)	(323,151)	(10,542,015)

Class R	(28,041)	(1,112,983)	(56,231)	(1,935,463)

Class Y	(2,187,771)	(88,840,559)	(7,313,281)	(243,099,642)

Investor Class	(212,686)	(8,525,830)	(481,353)	(16,514,018)

Class R6	(121,851)	(4,827,735)	(110,664)	(3,864,914)

Net increase (decrease) in share activity	(1,827,697)	$(74,042,915)	(4,642,407)	$(150,633,734)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                     Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,309.00	$7.79	$1,018.05	$6.80	1.36%
Class C	1,000.00	1,304.30	12.06	1,014.33	10.54	2.11
Class R	1,000.00	1,307.30	9.21	1,016.81	8.05	1.61
Class Y	1,000.00	1,310.70	6.36	1,019.29	5.56	1.11
Investor Class	1,000.00	1,309.80	7.33	1,018.45	6.41	1.28
Class R6	1,000.00	1,311.60	5.67	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                     Invesco European Growth Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	EGR-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Global Fund
Nasdaq:
A: OPPAX ∎ C: OGLCX ∎ R: OGLNX ∎ Y: OGLYX ∎ R5: GFDDX ∎ R6: OGLIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	28.55%
Class C Shares	28.08
Class R Shares	28.37
Class Y Shares	28.69
Class R5 Shares	28.80
Class R6 Shares	28.78
MSCI All Country World Index	28.29

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco  Global Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (12/22/69)	11.61%
10 Years	10.26
5 Years	16.05
1 Year	47.23
Class C Shares
Inception (10/2/95)	10.34%
10 Years	10.23
5 Years	16.47
1 Year	53.62
Class R Shares
Inception (3/1/01)	8.17%
10 Years	10.58
5 Years	17.05
1 Year	55.38
Class Y Shares
Inception (11/17/98)	10.48%
10 Years	11.16
5 Years	17.64
1 Year	56.15
Class R5 Shares
10 Years	10.97%
5 Years	17.53
1 Year	56.42
Class R6 Shares
Inception (1/27/12)	14.09%
5 Years	17.83
1 Year	56.37

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppen-heimer Global Fund. Note: The Fund was subsequently renamed the Invesco Global Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco  Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                       Invesco Global Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.87%

Argentina–0.23%

Reservas de Maternidad-Swiss Medical(a)(b)	1,029,617,880	$30,698,057

Brazil–0.83%

StoneCo Ltd., Class A(c)	1,713,077	110,733,297

China–3.98%

JD.com, Inc., ADR(c)	6,161,480	476,652,092

Meituan, B Shares(c)(d)	1,384,600	52,718,517

		529,370,609

Denmark–0.40%

Ambu A/S, Class B	809,116	45,276,347

Ascendis Pharma A/S, ADR(c)	51,902	7,524,233

		52,800,580

France–11.48%

Airbus SE(c)	3,129,088	375,801,094

Dassault Systemes SE	178,332	41,358,016

Kering S.A.	476,057	381,347,456

LVMH Moet Hennessy Louis Vuitton SE	967,224	727,981,851

		1,526,488,417

Germany–2.54%

SAP SE	2,404,878	338,275,662

India–3.22%

DLF Ltd.	70,355,450	234,651,530

ICICI Bank Ltd., ADR	11,904,539	194,043,986

		428,695,516

Italy–0.30%

Brunello Cucinelli S.p.A.(c)	773,116	39,417,827

Japan–13.76%

Capcom Co. Ltd.	4,424,000	143,478,620

FANUC Corp.	598,400	137,967,555

Keyence Corp.	656,012	315,505,119

Murata Manufacturing Co. Ltd.	4,330,212	343,903,158

Nidec Corp.	3,819,432	442,735,233

Omron Corp.	2,246,400	170,523,311

Takeda Pharmaceutical Co. Ltd.	1,848,289	61,817,612

TDK Corp.	1,587,300	215,050,195

		1,830,980,803

Netherlands–0.87%

ASML Holding N.V.	127,086	82,740,066

uniQure N.V.(c)	1,031,898	33,299,349

		116,039,415

Spain–1.29%

Industria de Diseno Textil S.A.	4,822,745	171,698,585

Sweden–3.20%

Assa Abloy AB, Class B	6,401,588	182,528,809

Atlas Copco AB, Class A	3,998,937	242,413,119

		424,941,928

	Shares	Value

Switzerland–0.43%

Zur Rose Group AG(c)	172,835	$57,527,806

United Kingdom–2.58%

Farfetch Ltd., Class A(c)	3,672,396	179,910,680

Prudential PLC	7,726,408	163,662,654

		343,573,334

United States–54.76%
Adobe, Inc.(c)	1,036,938	527,117,063

Agilent Technologies, Inc.	1,856,680	248,126,715

Alphabet, Inc., Class A(c)	615,013	1,447,433,096

Amazon.com, Inc.(c)	36,690	127,219,640

Analog Devices, Inc.	172,447	26,411,983

Avantor, Inc.(c)	5,874,297	188,212,476

Blueprint Medicines Corp.(c)	666,014	64,150,468

Boston Scientific Corp.(c)	1,675,490	73,051,364

Castle Biosciences, Inc.(c)	406,818	28,082,647

Charles River Laboratories International, Inc.(c)	188,480	62,660,176

Dun & Bradstreet Holdings, Inc.(c)	1,003,057	23,832,634

Electronic Arts, Inc.	789,437	112,163,209

Equifax, Inc.	1,047,869	240,203,011

Facebook, Inc., Class A(c)	2,050,329	666,520,951

Fate Therapeutics, Inc.(c)	296,684	25,927,215

Fidelity National Information Services, Inc.	1,169,301	178,786,123

Illumina, Inc.(c)	223,661	87,862,987

Intuit, Inc.	1,384,920	570,808,627

Ionis Pharmaceuticals,Inc.(c)	1,240,416	53,114,613

IQVIA Holdings, Inc.(c)	356,418	83,647,740

Marriott International, Inc., Class A	125,102	18,580,149

Maxim Integrated Products, Inc.	3,892,205	365,867,270

Microsoft Corp.	544,749	137,374,803

PayPal Holdings, Inc.(c)	1,391,114	364,875,291

Pegasystems, Inc.	590,801	74,996,279

Phathom Pharmaceuticals, Inc.(c)	1,123,410	43,273,753

Qualtrics International, Inc., Class A(c)	427,926	15,983,036

S&P Global, Inc.	1,519,633	593,249,527

Sage Therapeutics, Inc.(c)	450,794	35,504,535

Twist Bioscience Corp.(c)	58,158	7,804,222

United Parcel Service, Inc., Class B	1,455,595	296,737,597

Veracyte, Inc.(c)	1,657,477	82,459,481

Visa, Inc., Class A	615,172	143,679,572

Walt Disney Co. (The)(c)	1,447,460	269,256,509

		7,284,974,762

Total Common Stocks & Other Equity Interests (Cost $4,359,240,546)		13,286,216,598

Preferred Stocks–0.00%

India–0.00%

Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	15,040,130	389,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Fund

	Shares	Value
Money Market Funds–0.07%

Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(e)	3,042,901	$3,042,901

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(e)	2,378,467	2,379,418

Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(e)	3,477,602	3,477,602

Total Money Market Funds (Cost $8,899,921)		8,899,921

TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $4,368,140,467)		13,295,506,368

OTHER ASSETS LESS LIABILITIES–0.06%		8,465,867

NET ASSETS–100.00%		$13,303,972,235

Investment Abbreviations:

ADR – American Depositary Receipt

Pfd. – Preferred

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,269,509	$195,657,465	$(196,884,073)	$-	$-	$3,042,901	$1,090
Invesco Liquid Assets Portfolio, Institutional Class	3,048,843	139,755,332	(140,424,733)	192	(216)	2,379,418	1,237
Invesco Treasury Portfolio, Institutional Class	4,879,438	223,608,531	(225,010,367)	-	-	3,477,602	511
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	36,663,663	-	-	(5,965,606)	-	30,698,057	-
Total	$48,861,453	$559,021,328	$(562,319,173)	$(5,965,414)	$(216)	$39,597,978	$2,838

(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)	Non-income producing security.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2021 represented less than 1% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	30.25%
Communication Services	19.84
Consumer Discretionary	16.35
Industrials	14.83
Health Care	9.26
Financials	7.15
Other Sectors, Each Less than 2% of Net Assets	2.19
Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $4,328,850,546)	$13,255,908,390

Investments in affiliates, at value (Cost $39,289,921)	39,597,978

Cash	126,499

Foreign currencies, at value (Cost $3,950,931)	3,929,891

Receivable for:
Fund shares sold	5,488,660

Dividends	19,784,826

Investment for trustee deferred compensation and retirement plans	963,977

Other assets	132,255

Total assets	13,325,932,476

Liabilities:
Payable for:
Fund shares reacquired	11,925,460

Accrued foreign taxes	1,309,477

Accrued fees to affiliates	5,515,360

Accrued trustees’ and officers’ fees and benefits	549,148

Accrued other operating expenses	1,696,819

Trustee deferred compensation and retirement plans	963,977

Total liabilities	21,960,241

Net assets applicable to shares outstanding	$13,303,972,235

Net assets consist of:
Shares of beneficial interest	$4,013,554,873

Distributable earnings	9,290,417,362

$13,303,972,235

Net Assets:
Class A	$7,717,393,778

Class C	$247,459,491

Class R	$238,331,242

Class Y	$2,559,812,785

Class R5	$14,697

Class R6	$2,540,960,242

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	62,432,541

Class C	2,258,767

Class R	1,950,466

Class Y	20,588,326

Class R5	118

Class R6	20,369,613

Class A:
Net asset value per share	$123.61

Maximum offering price per share (Net asset value of $123.61 ÷ 94.50%)	$130.80

Class C:
Net asset value and offering price per share	$109.56

Class R:
Net asset value and offering price per share	$122.19

Class Y:
Net asset value and offering price per share	$124.33

Class R5:
Net asset value and offering price per share	$124.55

Class R6:
Net asset value and offering price per share	$124.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,653,610)	$35,288,285

Dividends from affiliates	2,838

Total investment income	35,291,123

Expenses:
Advisory fees	39,338,354

Administrative services fees	902,026

Custodian fees	231,746

Distribution fees:
Class A	8,399,428

Class C	1,269,016

Class R	570,080

Transfer agent fees – A, C, R and Y	7,604,054

Transfer agent fees – R6	70,664

Trustees’ and officers’ fees and benefits	143,280

Registration and filing fees	85,134

Reports to shareholders	343,652

Professional services fees	90,118

Other	214,231

Total expenses	59,261,783

Less: Fees waived and/or expense offset arrangement(s)	(19,799)

Net expenses	59,241,984

Net investment income (loss)	(23,950,861)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	412,086,565

Affiliated investment securities	(216)

Foreign currencies	109,336

412,195,685

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $366,265)	2,654,429,133

Affiliated investment securities	(5,965,414)

Foreign currencies	54,963

2,648,518,682

Net realized and unrealized gain	3,060,714,367

Net increase in net assets resulting from operations	$3,036,763,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:

Net investment income (loss)	$(23,950,861)	$(16,019,844)

Net realized gain	412,195,685	694,147,295

Change in net unrealized appreciation	2,648,518,682	713,539,849

Net increase in net assets resulting from operations	3,036,763,506	1,391,667,300

Distributions to shareholders from distributable earnings:

Class A	(401,495,954)	(88,267,939)

Class C	(17,266,924)	(4,268,191)

Class R	(12,789,747)	(2,930,684)

Class Y	(135,222,108)	(28,337,555)

Class R5	(780)	(153)

Class R6	(125,000,218)	(26,220,136)

Total distributions from distributable earnings	(691,775,731)	(150,024,658)

Share transactions–net:

Class A	98,642,235	(711,388,987)

Class C	(42,745,107)	(56,798,927)

Class R	(1,022,694)	(35,630,303)

Class Y	9,743,315	(124,020,139)

Class R6	169,659,767	(360,415,404)

Net increase (decrease) in net assets resulting from share transactions	234,277,516	(1,288,253,760)

Net increase (decrease) in net assets	2,579,265,291	(46,611,118)

Net assets:
Beginning of period	10,724,706,944	10,771,318,062

End of period	$13,303,972,235	$10,724,706,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$101.84	$(0.28)	$28.66	$28.38	$-	$(6.61)	$(6.61)	$123.61	28.55%	$7,717,394	1.04	%(e)	1.04	%(e)	(0.48	)%(e)	4%
Year ended 10/31/20	90.42	(0.23)	12.95	12.72	(0.51)	(0.79)	(1.30)	101.84	14.17	6,256,292	1.06		1.06		(0.25)		8
One month ended 10/31/19	86.02	(0.02)	4.42	4.40	-	-	-	90.42	5.11	6,250,324	1.06	(f)	1.06	(f)	(0.23	)(f)	1
Year ended 09/30/19	98.63	0.42	(3.48)	(3.06)	(0.40)	(9.15)	(9.55)	86.02	(2.09)	6,026,243	1.09		1.09		0.49		10
Year ended 09/30/18	95.03	0.38	8.90	9.28	(0.53)	(5.15)	(5.68)	98.63	10.08	6,759,414	1.10		1.10		0.38		14
Year ended 09/30/17	75.13	0.31	20.11	20.42	(0.52)	-	(0.52)	95.03	27.36	7,004,011	1.12		1.13		0.37		7
Year ended 09/30/16	74.79	0.47	3.75	4.22	(0.52)	(3.36)	(3.88)	75.13	5.62	6,391,711	1.13		1.13		0.64		6
Class C
Six months ended 04/30/21	91.23	(0.64)	25.58	24.94	-	(6.61)	(6.61)	109.56	28.08	247,459	1.81	(e)	1.81	(e)	(1.25	)(e)	4
Year ended 10/31/20	81.75	(0.85)	11.63	10.78	(0.51)	(0.79)	(1.30)	91.23	13.28	243,600	1.83		1.83		(1.02)		8
One month ended 10/31/19	77.82	(0.07)	4.00	3.93	-	-	-	81.75	5.05	274,378	1.82	(f)	1.82	(f)	(0.99	)(f)	1
Year ended 09/30/19	90.43	(0.22)	(3.24)	(3.46)	-	(9.15)	(9.15)	77.82	(2.85)	267,208	1.86		1.86		(0.28)		10
Year ended 09/30/18	87.71	(0.34)	8.21	7.87	-	(5.15)	(5.15)	90.43	9.24	646,353	1.86		1.86		(0.38)		14
Year ended 09/30/17	69.39	(0.30)	18.62	18.32	-	-	-	87.71	26.40	647,114	1.88		1.89		(0.40)		7
Year ended 09/30/16	69.37	(0.08)	3.46	3.38	-	(3.36)	(3.36)	69.39	4.80	626,045	1.90		1.90		(0.12)		6
Class R
Six months ended 04/30/21	100.86	(0.43)	28.37	27.94	-	(6.61)	(6.61)	122.19	28.40	238,331	1.31	(e)	1.31	(e)	(0.75	)(e)	4
Year ended 10/31/20	89.81	(0.48)	12.83	12.35	(0.51)	(0.79)	(1.30)	100.86	13.85	197,067	1.33		1.33		(0.52)		8
One month ended 10/31/19	85.46	(0.04)	4.39	4.35	-	-	-	89.81	5.09	209,838	1.32	(f)	1.32	(f)	(0.49	)(f)	1
Year ended 09/30/19	98.01	0.19	(3.44)	(3.25)	(0.15)	(9.15)	(9.30)	85.46	(2.35)	202,819	1.35		1.35		0.22		10
Year ended 09/30/18	94.48	0.12	8.86	8.98	(0.30)	(5.15)	(5.45)	98.01	9.79	237,458	1.36		1.36		0.12		14
Year ended 09/30/17	74.69	0.09	20.02	20.11	(0.32)	-	(0.32)	94.48	27.04	226,446	1.38		1.39		0.11		7
Year ended 09/30/16	74.35	0.28	3.72	4.00	(0.30)	(3.36)	(3.66)	74.69	5.33	210,141	1.39		1.39		0.39		6
Class Y
Six months ended 04/30/21	102.29	(0.14)	28.79	28.65	-	(6.61)	(6.61)	124.33	28.69	2,559,813	0.81	(e)	0.81	(e)	(0.25	)(e)	4
Year ended 10/31/20	90.61	(0.01)	12.99	12.98	(0.51)	(0.79)	(1.30)	102.29	14.42	2,093,441	0.83		0.83		(0.02)		8
One month ended 10/31/19	86.18	0.00	4.43	4.43	-	-	-	90.61	5.14	1,985,139	0.82	(f)	0.82	(f)	0.00	(f)	1
Year ended 09/30/19	98.88	0.62	(3.51)	(2.89)	(0.66)	(9.15)	(9.81)	86.18	(1.88)	1,899,009	0.86		0.86		0.72		10
Year ended 09/30/18	95.27	0.61	8.92	9.53	(0.77)	(5.15)	(5.92)	98.88	10.33	2,158,393	0.87		0.87		0.62		14
Year ended 09/30/17	75.32	0.49	20.16	20.65	(0.70)	-	(0.70)	95.27	27.66	1,589,161	0.88		0.89		0.59		7
Year ended 09/30/16	75.00	0.65	3.76	4.41	(0.73)	(3.36)	(4.09)	75.32	5.87	1,182,183	0.90		0.90		0.90		6
Class R5
Six months ended 04/30/21	102.39	(0.06)	28.83	28.77	-	(6.61)	(6.61)	124.55	28.80	15	0.67	(e)	0.67	(e)	(0.11	)(e)	4
Year ended 10/31/20	90.55	0.14	13.00	13.14	(0.51)	(0.79)	(1.30)	102.39	14.62	12	0.68		0.68		0.13		8
One month ended 10/31/19	86.12	0.01	4.42	4.43	-	-	-	90.55	5.15	11	0.66	(f)	0.66	(f)	0.17	(f)	1
Period ended 09/30/19(g)	84.75	0.26	1.11	1.37	-	-	-	86.12	1.61	10	0.75	(f)	0.75	(f)	0.83	(f)	10
Class R6
Six months ended 04/30/21	102.54	(0.06)	28.87	28.81	-	(6.61)	(6.61)	124.74	28.78	2,540,960	0.67	(e)	0.67	(e)	(0.11	)(e)	4
Year ended 10/31/20	90.69	0.13	13.02	13.15	(0.51)	(0.79)	(1.30)	102.54	14.61	1,934,295	0.68		0.68		0.13		8
One month ended 10/31/19	86.25	0.01	4.43	4.44	-	-	-	90.69	5.15	2,051,628	0.67	(f)	0.67	(f)	0.16	(f)	1
Year ended 09/30/19	98.97	0.76	(3.51)	(2.75)	(0.82)	(9.15)	(9.97)	86.25	(1.70)	1,957,302	0.69		0.69		0.88		10
Year ended 09/30/18	95.35	0.77	8.92	9.69	(0.92)	(5.15)	(6.07)	98.97	10.52	1,436,651	0.69		0.69		0.78		14
Year ended 09/30/17	75.40	0.70	20.10	20.80	(0.85)	-	(0.85)	95.35	27.91	1,005,841	0.70		0.70		0.84		7
Year ended 09/30/16	75.07	0.80	3.77	4.57	(0.88)	(3.36)	(4.24)	75.40	6.05	663,292	0.71		0.71		1.11		6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $7,354,806, $255,907, $229,922, $2,440,945, $14 and $2,360,257 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                       Invesco Global Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12                       Invesco Global Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $1.5 billion	0.670%

Next $2.5 billion	0.650%

Next $2.5 billion	0.630%

Next $2.5 billion	0.600%

Next $4 billion	0.580%

Next $8 billion	0.560%

Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.15%, 1.89%, 1.39%, 0.89%, 0.75% and 0.70%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $9,956.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

13                       Invesco Global Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $180,446 in front-end sales commissions from the sale of Class A shares and $8,136 and $3,986 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$–	$–	$30,698,057	$30,698,057
Brazil	110,733,297	–	–	110,733,297
China	476,652,092	52,718,517	–	529,370,609
Denmark	7,524,233	45,276,347	–	52,800,580
France	–	1,526,488,417	–	1,526,488,417
Germany	–	338,275,662	–	338,275,662
India	194,433,835	234,651,530	–	429,085,365
Italy	–	39,417,827	–	39,417,827
Japan	–	1,830,980,803	–	1,830,980,803
Netherlands	33,299,349	82,740,066	–	116,039,415
Spain	–	171,698,585	–	171,698,585
Sweden	–	424,941,928	–	424,941,928
Switzerland	–	57,527,806	–	57,527,806
United Kingdom	179,910,680	163,662,654	–	343,573,334
United States	7,284,974,762	–	–	7,284,974,762
Money Market Funds	8,899,921	–	–	8,899,921
Total Investments	$8,296,428,169	$4,968,380,142	$30,698,057	$13,295,506,368

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,843.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

14                       Invesco Global Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $445,194,077 and $903,202,802, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,926,143,365

Aggregate unrealized (depreciation) of investments	(9,370,257)

Net unrealized appreciation of investments	$8,916,773,108

Cost of investments for tax purposes is $4,378,733,260.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	2,317,021	$271,381,534	3,782,735	$350,384,952

Class C	128,324	13,380,847	303,998	25,377,820

Class R	152,048	17,648,765	269,148	24,522,766

Class Y	1,800,830	211,816,051	4,755,938	445,453,852

Class R6	2,270,982	266,378,502	4,101,314	394,861,223

Issued as reinvestment of dividends:

Class A	3,349,634	374,355,108	868,190	82,417,312

Class C	168,181	16,707,111	47,743	4,087,714

Class R	115,245	12,744,947	30,963	2,917,943

Class Y	1,103,599	123,945,145	266,718	25,378,194

Class R6	1,104,877	124,431,282	273,804	26,082,561

Automatic conversion of Class C shares to Class A shares:
Class A	402,242	46,308,569	248,014	23,320,549

Class C	(452,728)	(46,308,569)	(275,802)	(23,320,549)

Reacquired:

Class A	(5,070,661)	(593,402,976)	(12,590,846)	(1,167,511,800)

Class C	(255,137)	(26,524,496)	(762,131)	(62,943,912)

Class R	(270,597)	(31,416,406)	(682,904)	(63,071,012)

Class Y	(2,782,501)	(326,017,881)	(6,466,015)	(594,852,185)

Class R6	(1,870,872)	(221,150,017)	(8,133,986)	(781,359,188)

Net increase (decrease) in share activity	2,210,487	$234,277,516	(13,963,119)	$(1,288,253,760)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                       Invesco Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,285.50	$5.89	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,280.80	10.24	1,015.82	9.05	1.81
Class R	1,000.00	1,283.70	7.42	1,018.30	6.56	1.31
Class Y	1,000.00	1,286.90	4.59	1,020.78	4.06	0.81
Class R5	1,000.00	1,288.00	3.80	1,021.47	3.36	0.67
Class R6	1,000.00	1,287.80	3.80	1,021.47	3.36	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                           Invesco Global Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLBL-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Global Focus Fund
Nasdaq:
A: GLVAX ∎ C: GLVCX ∎ R: GLVNX ∎ Y: GLVYX ∎ R5: GFFDX ∎ R6: GLVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |   MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.79%
Class C Shares	16.34
Class R Shares	16.65
Class Y Shares	16.92
Class R5 Shares	16.99
Class R6 Shares	16.99
MSCI All Country World Index▼	28.29

Source(s):▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Global Focus Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (10/1/07)	9.22%
10 Years	11.68
5 Years	18.88
1 Year	48.09

Class C Shares
Inception (10/1/07)	9.25%
10 Years	11.63
5 Years	19.32
1 Year	54.52

Class R Shares
Inception (10/1/07)	9.47%
10 Years	12.03
5 Years	19.93
1 Year	56.32

Class Y Shares
Inception (10/1/07)	10.06%
10 Years	12.61
5 Years	20.52
1 Year	57.08

Class R5 Shares
10 Years	12.40%
5 Years	20.40
1 Year	57.25

Class R6 Shares
Inception (8/28/12)	16.11%
5 Years	20.73
1 Year	57.28

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Focus Fund (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Focus Fund. Note: The Fund was subsequently renamed the Invesco Global Focus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

  Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

  The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Global Focus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Global Focus Fund

Schedule of Investments(a)

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.03%
Apparel, Accessories & Luxury Goods–3.23%

Hermes International (France)	25,348	$31,807,936

Application Software–8.61%

Alteryx, Inc., Class A(b)	97,500	7,970,625

Nice Ltd., ADR (Israel)(b)	93,632	22,586,847

salesforce.com, Inc.(b)	174,600	40,213,872

Splunk, Inc.(b)	110,166	13,927,186

		84,698,530

Biotechnology–3.52%
BeiGene Ltd., ADR (China)(b)	58,310	20,031,817

Twist Bioscience Corp.(b)	108,334	14,537,340

		34,569,157

Data Processing & Outsourced Services–11.44%
Adyen N.V. (Netherlands)(b)(c)	6,806	16,712,264

Amadeus IT Group S.A. (Spain)(b)	407,564	27,753,525

Mastercard, Inc., Class A	92,503	35,341,696

PayPal Holdings, Inc.(b)	124,755	32,721,989

		112,529,474

Health Care Equipment–1.67%
ABIOMED, Inc.(b)	21,533	6,906,279

Edwards Lifesciences Corp.(b)	99,283	9,483,512

		16,389,791

Integrated Telecommunication Services–3.10%
Cellnex Telecom S.A. (Spain)(c)	539,049	30,496,226

Interactive Home Entertainment–1.02%
Sea Ltd., ADR (Taiwan)(b)	39,883	10,072,053

Interactive Media & Services–15.08%
Alphabet, Inc., Class A(b)	16,059	37,794,856

Facebook, Inc., Class A(b)	264,882	86,107,841

Tencent Holdings Ltd. (China)	305,400	24,423,773

		148,326,470

Internet & Direct Marketing Retail–13.11%
Alibaba Group Holding Ltd., ADR (China)(b)	219,225	50,630,014

Amazon.com, Inc.(b)	13,879	48,124,322

Farfetch Ltd., Class A (United Kingdom)(b)	192,103	9,411,126

HelloFresh SE (Germany)(b)	77,752	6,449,767

	Shares	Value
Internet & Direct Marketing Retail–(continued)
Zalando SE (Germany)(b)(c)	137,416	$14,293,884

		128,909,113

Internet Services & Infrastructure–8.32%
Okta, Inc.(b)	50,589	13,643,853

Twilio, Inc., Class A(b)	185,250	68,134,950

		81,778,803

Life Sciences Tools & Services–14.89%
Biotage AB (Sweden)	224,355	4,857,726

Illumina, Inc.(b)	83,623	32,850,459

Lonza Group AG (Switzerland)	28,125	17,896,846

Tecan Group AG, Class R (Switzerland)	47,562	23,162,166

Thermo Fisher Scientific, Inc.	84,494	39,731,614

Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,994,000	27,969,436

		146,468,247

Pharmaceuticals–2.83%
Novo Nordisk A/S, Class B (Denmark)	376,277	27,811,039

Semiconductors–1.81%
Infineon Technologies AG (Germany)	440,932	17,806,284

Systems Software–6.96%
Crowdstrike Holdings, Inc., Class A(b)	228,752	47,697,080

ServiceNow, Inc.(b)	40,952	20,736,864

		68,433,944

Trucking–1.44%
Uber Technologies, Inc.(b)	258,968	14,183,677

Total Common Stocks & Other Equity Interests (Cost $578,051,137)		954,280,744

Money Market Funds–2.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	9,974,004	9,974,004

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	7,120,473	7,123,321

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	11,398,862	11,398,862

Total Money Market Funds (Cost $28,496,130)		28,496,187

TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $606,547,267)		982,776,931

OTHER ASSETS LESS LIABILITIES—0.07%		721,636

NET ASSETS–100.00%		$983,498,567

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Focus Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $89,471,810, which represented 9.10% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,675,088	$ 57,687,125	$ (53,388,209)	$ -	$ -	$ 9,974,004	$ 760
Invesco Liquid Assets Portfolio, Institutional Class	4,052,847	41,205,090	(38,134,435)	492	(673)	7,123,321	958
Invesco Treasury Portfolio, Institutional Class	6,485,815	65,928,143	(61,015,096)	-	-	11,398,862	348
Total	$16,213,750	$164,820,358	$(152,537,740)	$492	$(673)	$28,496,187	$2,066

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	37.14%
Health Care	22.90
Communication Services	19.21
Consumer Discretionary	16.34
Industrials	1.44
Money Market Funds Plus Other Assets Less Liabilities	2.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Focus Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $578,051,137)	$954,280,744
Investments in affiliated money market funds, at value (Cost $28,496,130)	28,496,187
Foreign currencies, at value (Cost $98,957)	99,388
Receivable for:
Fund shares sold	1,679,847
Dividends	600,031
Investment for trustee deferred compensation and retirement plans	21,478
Other assets	116,508
Total assets	985,294,183

Liabilities:
Payable for:
Fund shares reacquired	734,878
Amount due custodian	507,532
Accrued fees to affiliates	362,388
Accrued trustees’ and officers’ fees and benefits	658
Accrued other operating expenses	168,682
Trustee deferred compensation and retirement plans	21,478
Total liabilities	1,795,616
Net assets applicable to shares outstanding	$983,498,567

Net assets consist of:
Shares of beneficial interest	$573,130,528
Distributable earnings	410,368,039
$983,498,567

Net Assets:
Class A	$384,338,343
Class C	$75,901,658
Class R	$34,102,816
Class Y	$426,766,036
Class R5	$16,157
Class R6	$62,373,557

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,769,683
Class C	1,045,156
Class R	438,699
Class Y	5,139,715
Class R5	199
Class R6	738,756
Class A:
Net asset value per share	$80.58
Maximum offering price per share
(Net asset value of $80.58 ÷ 94.50%)	$85.27
Class C:
Net asset value and offering price per share	$72.62
Class R:
Net asset value and offering price per share	$77.74
Class Y:
Net asset value and offering price per share	$83.03
Class R5:
Net asset value and offering price per share	$81.19
Class R6:
Net asset value and offering price per share	$84.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Focus Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $87,316)	$733,079
Dividends from affiliated money market funds	2,066
Total investment income	735,145

Expenses:
Advisory fees	3,303,353
Administrative services fees	62,308
Custodian fees	10,704
Distribution fees:
Class A	411,739
Class C	380,295
Class R	72,886
Transfer agent fees – A, C, R and Y	509,081
Transfer agent fees – R5	2
Transfer agent fees – R6	4,631
Trustees’ and officers’ fees and benefits	16,813
Registration and filing fees	70,978
Reports to shareholders	48,101
Professional services fees	25,150
Other	26,342
Total expenses	4,942,383
Less: Fees waived and/or expense offset arrangement(s)	(8,248)
Net expenses	4,934,135
Net investment income (loss)	(4,198,990)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	45,595,432
Affiliated investment securities	(673)
Foreign currencies	35,551
Forward foreign currency contracts	19,982
45,650,292
Change in net unrealized appreciation of:
Unaffiliated investment securities	82,514,703
Affiliated investment securities	492
Foreign currencies	11,312
82,526,507
Net realized and unrealized gain	128,176,799
Net increase in net assets resulting from operations	$123,977,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Focus Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income (loss)	$(4,198,990)	$(4,016,375)
Net realized gain	45,650,292	37,290,188
Change in net unrealized appreciation	82,526,507	165,860,292
Net increase in net assets resulting from operations	123,977,809	199,134,105

Distributions to shareholders from distributable earnings:
Class A	(14,021,672)	(14,079,195)
Class C	(4,016,167)	(4,595,162)
Class R	(1,267,019)	(980,122)
Class Y	(15,198,819)	(12,860,913)
Class R5	(702)	(1,022)
Class R6	(1,794,069)	(3,992,853)
Total distributions from distributable earnings	(36,298,448)	(36,509,267)

Share transactions–net:
Class A	76,776,343	66,103,196
Class C	(5,482,857)	12,749,165
Class R	8,369,763	8,535,222
Class Y	83,645,355	96,991,564
Class R5	-	199
Class R6	23,947,929	(89,286,939)
Net increase in net assets resulting from share transactions	187,256,533	95,092,407
Net increase in net assets	274,935,894	257,717,245

Net assets:
Beginning of period	708,562,673	450,845,428
End of period	$983,498,567	$708,562,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Focus Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without investment fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/21	$72.26	$(0.40)	$12.26	$11.86	$(3.54)	$80.58	16.79	%(e)	$384,338	1.18	%(e)(f)	1.18	%(e)(f)	(1.01	)%(e)(f)	18%
Year ended 10/31/20	52.99	(0.51)	25.00	24.49	(5.22)	72.26	50.31	(e)	273,684	1.26	(e)	1.26	(e)	(0.84	)(e)	43
Six months ended 10/31/19	54.20	(0.16)	(1.05)	(1.21)	–	52.99	(2.23)		145,332	1.27	(g)	1.31	(g)	(0.60	)(g)	20
Year ended 04/30/19	51.71	(0.13)	4.48	4.35	(1.86)	54.20	9.11		155,251	1.25		1.25		(0.26)		46
Year ended 04/30/18	45.73	(0.24)	7.15	6.91	(0.93)	51.71	15.17		148,492	1.27		1.28		(0.47)		63
Year ended 04/30/17	39.26	(0.12)	6.59	6.47	–	45.73	16.51		145,248	1.30		1.30		(0.29)		59
Year ended 04/30/16	42.91	(0.08)	(3.57)	(3.65)	–	39.26	(8.53)		176,181	1.30		1.30		(0.20)		89
Class C
Six months ended 04/30/21	65.69	(0.62)	11.09	10.47	(3.54)	72.62	16.34		75,902	1.94	(f)	1.94	(f)	(1.77	)(f)	18
Year ended 10/31/20	48.95	(0.88)	22.84	21.96	(5.22)	65.69	49.20		73,587	2.01		2.02		(1.59)		43
Six months ended 10/31/19	50.26	(0.33)	(0.98)	(1.31)	-	48.95	(2.60)		43,574	2.01	(g)	2.07	(g)	(1.34	)(g)	20
Year ended 04/30/19	48.45	(0.49)	4.16	3.67	(1.86)	50.26	8.28		55,891	2.01		2.01		(1.02)		46
Year ended 04/30/18	43.23	(0.59)	6.74	6.15	(0.93)	48.45	14.29		58,385	2.02		2.03		(1.23)		63
Year ended 04/30/17	37.39	(0.42)	6.26	5.84	–	43.23	15.62		54,019	2.06		2.06		(1.06)		59
Year ended 04/30/16	41.18	(0.37)	(3.42)	(3.79)	–	37.39	(9.20)		70,795	2.06		2.06		(0.96)		89
Class R
Six months ended 04/30/21	69.91	(0.48)	11.85	11.37	(3.54)	77.74	16.65		34,103	1.44	(f)	1.44	(f)	(1.27	)(f)	18
Year ended 10/31/20	51.54	(0.65)	24.24	23.59	(5.22)	69.91	49.95		22,854	1.52		1.52		(1.10)		43
Six months ended 10/31/19	52.79	(0.22)	(1.03)	(1.25)	–	51.54	(2.37)		9,692	1.52	(g)	1.57	(g)	(0.85	)(g)	20
Year ended 04/30/19	50.53	(0.26)	4.38	4.12	(1.86)	52.79	8.84		9,895	1.51		1.51		(0.52)		46
Year ended 04/30/18	44.82	(0.36)	7.00	6.64	(0.93)	50.53	14.88		7,812	1.52		1.53		(0.73)		63
Year ended 04/30/17	38.57	(0.23)	6.48	6.25	–	44.82	16.21		6,898	1.56		1.56		(0.56)		59
Year ended 04/30/16	42.27	(0.18)	(3.52)	(3.70)	–	38.57	(8.76)		7,709	1.55		1.55		(0.46)		89
Class Y
Six months ended 04/30/21	74.28	(0.31)	12.60	12.29	(3.54)	83.03	16.92		426,766	0.94	(f)	0.94	(f)	(0.77	)(f)	18
Year ended 10/31/20	54.21	(0.38)	25.67	25.29	(5.22)	74.28	50.68		304,779	1.02		1.02		(0.60)		43
Six months ended 10/31/19	55.39	(0.10)	(1.08)	(1.18)	–	54.21	(2.13)		138,470	1.02	(g)	1.07	(g)	(0.36	)(g)	20
Year ended 04/30/19	52.67	(0.01)	4.59	4.58	(1.86)	55.39	9.36		301,919	1.02		1.02		(0.03)		46
Year ended 04/30/18	46.46	(0.12)	7.26	7.14	(0.93)	52.67	15.44		266,886	1.03		1.04		(0.24)		63
Year ended 04/30/17	39.78	(0.00)	6.68	6.68	–	46.46	16.79		250,427	1.05		1.05		(0.01)		59
Year ended 04/30/16	43.38	0.02	(3.62)	(3.60)	–	39.78	(8.28)		109,761	1.05		1.05		0.04		89
Class R5
Six months ended 04/30/21	72.67	(0.26)	12.32	12.06	(3.54)	81.19	16.99		16	0.84	(f)	0.84	(f)	(0.67	)(f)	18
Year ended 10/31/20	53.08	(0.28)	25.09	24.81	(5.22)	72.67	50.88		14	0.89		0.89		(0.47)		43
Period ended 10/31/19(h)	51.06	(0.05)	2.07	2.02	–	53.08	3.96		10	0.90	(g)	0.92	(g)	(0.23	)(g)	20
Class R6
Six months ended 04/30/21	75.43	(0.27)	12.81	12.54	(3.54)	84.43	16.99		62,374	0.84	(f)	0.84	(f)	(0.67	)(f)	18
Year ended 10/31/20	54.89	(0.26)	26.02	25.76	(5.22)	75.43	50.94		33,645	0.85		0.89		(0.43)		43
Six months ended 10/31/19	56.03	(0.05)	(1.09)	(1.14)	–	54.89	(2.03)		113,768	0.85	(g)	0.87	(g)	(0.18	)(g)	20
Year ended 04/30/19	53.16	0.08	4.65	4.73	(1.86)	56.03	9.56		131,074	0.85		0.85		0.15		46
Year ended 04/30/18	46.80	(0.02)	7.31	7.29	(0.93)	53.16	15.65		98,443	0.85		0.85		(0.05)		63
Year ended 04/30/17	40.00	0.05	6.75	6.80	–	46.80	17.00		75,145	0.86		0.86		0.13		59
Year ended 04/30/16	43.53	0.08	(3.61)	(3.53)	–	40.00	(8.11)		72,137	0.86		0.86		0.20		89

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended October 31, 2019 and the years ended April 30, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2021 and the year ended October 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $341,503, $76,689, $29,396, $374,442, $16 and $49,569 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Focus Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                         Invesco Global Focus Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12                         Invesco Global Focus Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.76%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.27%, 2.01%, 1.52%, 1.02%, 0.90%, and 0.85%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $7,215.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $111,042 in front-end sales commissions from the sale of Class A shares and $1,702 and $2,160 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Global Focus Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$682,839,872	$271,440,872	$–	$954,280,744
Money Market Funds	28,496,187	–	–	28,496,187
Total Investments	$711,336,059	$271,440,872	$–	$982,776,931

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$19,982

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$4,676,217

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,033.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

14                         Invesco Global Focus Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $284,786,341 and $151,290,874, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$378,168,222
Aggregate unrealized (depreciation) of investments	(5,567,801)
Net unrealized appreciation of investments	$372,600,421

Cost of investments for tax purposes is $610,176,510.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	1,163,300	$91,290,623	1,477,048	$94,017,750
Class C	191,696	13,567,688	457,147	25,579,112
Class R	131,912	9,964,831	213,155	13,458,838
Class Y	1,397,047	113,024,348	2,307,997	142,268,923
Class R5	-	-	3	199
Class R6	399,201	32,669,470	213,640	13,870,191

Issued as reinvestment of dividends:
Class A	179,137	13,379,754	261,532	13,338,160
Class C	55,442	3,742,875	89,929	4,196,996
Class R	17,538	1,264,827	19,687	973,520
Class Y	166,685	12,818,076	207,499	10,856,339
Class R6	22,625	1,768,392	74,981	3,977,731

Automatic conversion of Class C shares to Class A shares:
Class A	181,009	14,186,240	45,306	2,890,416
Class C	(200,365)	(14,186,240)	(49,713)	(2,890,416)

Reacquired:
Class A	(541,044)	(42,080,274)	(739,057)	(44,143,130)
Class C	(121,866)	(8,607,180)	(267,217)	(14,136,527)
Class R	(37,662)	(2,859,895)	(93,975)	(5,897,136)
Class Y	(527,142)	(42,197,069)	(966,519)	(56,133,698)
Class R6	(129,077)	(10,489,933)	(1,915,245)	(107,134,861)
Net increase in share activity	2,348,436	$187,256,533	1,336,198	$95,092,407

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Focus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,167.90	$6.34	$1,018.94	$5.91	1.18%
Class C	1,000.00	1,163.40	10.41	1,015.17	9.69	1.94
Class R	1,000.00	1,166.50	7.74	1,017.65	7.20	1.44
Class Y	1,000.00	1,169.20	5.06	1,020.13	4.71	0.94
Class R5	1,000.00	1,169.90	4.52	1,020.63	4.21	0.84
Class R6	1,000.00	1,169.90	4.52	1,020.63	4.21	0.84

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Focus Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLF-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco Global Growth Fund
Nasdaq:
A: AGGAX ∎ C: AGGCX ∎ Y: AGGYX ∎ R5: GGAIX ∎ R6: AGGFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	28.61%
Class C Shares	28.11
Class Y Shares	28.79
Class R5 Shares	28.86
Class R6 Shares	28.86
MSCI All Country World Index▼ (Broad Market Index)	28.29
MSCI All Country World Growth Index▼ (Style-Specific Index)	22.98
Lipper Global Multi-Cap Growth Funds Index∎ (Peer Group Index)	26.78
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multicap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	7.37%
10 Years	8.44
5 Years	10.96
1 Year	41.54

Class C Shares
Inception (8/4/97)	5.72%
10 Years	8.41
5 Years	11.38
1 Year	47.67

Class Y Shares
Inception (10/3/08)	10.04%
10 Years	9.33
5 Years	12.52
1 Year	50.23

Class R5 Shares
Inception (9/28/07)	6.67%
10 Years	9.49
5 Years	12.63
1 Year	50.37

Class R6 Shares
10 Years	9.43%
5 Years	12.63
1 Year	50.41

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Global Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Global Growth Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.70%
Brazil–1.33%
B3 S.A.-Brasil, Bolsa, Balcao	1,395,431	$13,229,756

Canada–3.38%
Bank of Nova Scotia (The)	120,038	7,643,798
CGI, Inc., Class A(a)	121,947	10,789,355
Ritchie Bros. Auctioneers, Inc.	102,923	6,547,248
Tourmaline Oil Corp.	397,711	8,580,967
		33,561,368

China–6.99%
Alibaba Group Holding Ltd., ADR(a)	51,081	11,797,157
China Mengniu Dairy Co. Ltd.	1,166,000	6,241,600
JD.com, Inc., ADR(a)	160,800	12,439,488
New Oriental Education & Technology Group, Inc., ADR(a)	624,510	9,530,023
Tencent Holdings Ltd.	199,000	15,914,639
Wuliangye Yibin Co. Ltd., A Shares	66,456	2,923,810
Yum China Holdings, Inc.	165,935	10,440,630
		69,287,347

Denmark–0.47%
Novo Nordisk A/S, Class B	63,602	4,700,893

France–2.50%
Criteo S.A., ADR(a)	273,952	10,884,113
Sanofi	67,416	7,069,277
Schneider Electric SE	42,788	6,841,024
		24,794,414

Germany–1.42%
Deutsche Boerse AG	47,750	8,240,501
MorphoSys AG(a)	62,563	5,859,795
		14,100,296

Hong Kong–1.07%
AIA Group Ltd.	834,200	10,604,659

India–1.35%
HDFC Bank Ltd., ADR(a)	189,886	13,345,188

Ireland–2.05%
CRH PLC	204,114	9,645,089
Flutter Entertainment PLC(a)	52,285	10,712,853
		20,357,942

Italy–1.08%
FinecoBank Banca Fineco S.p.A.(a)	618,558	10,672,570

Japan–4.00%
Hoya Corp.	52,200	5,943,133
Koito Manufacturing Co. Ltd.	118,900	7,414,746
Olympus Corp.	568,800	11,701,890
Sony Group Corp.	145,700	14,582,300
		39,642,069

Macau–0.67%
Galaxy Entertainment Group Ltd.(a)	753,000	6,611,245

	Shares	Value
Mexico–3.72%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	926,800	$9,527,414
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	8,180,250	14,133,818
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,024,369	13,173,516
		36,834,748

Netherlands–1.97%
Heineken N.V.	104,319	12,093,702
Prosus N.V.	68,518	7,429,403
		19,523,105

South Korea–1.20%
Samsung Electronics Co. Ltd.	163,114	11,919,117

Sweden–1.49%
Sandvik AB	597,663	14,763,383

Switzerland–0.88%
Logitech International S.A., Class R	27,791	3,109,033
Roche Holding AG	17,123	5,578,836
		8,687,869

Taiwan–1.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	537,428	11,645,963

United Kingdom–6.21%
Ashtead Group PLC	140,177	9,001,342
Clinigen Group PLC	1,929,884	22,745,764
DCC PLC	133,844	11,612,419
HomeServe PLC	789,972	11,932,080
IG Group Holdings PLC	494,982	6,260,894
		61,552,499

United States–55.75%
Activision Blizzard, Inc.	115,962	10,574,575
Advance Auto Parts, Inc.	50,940	10,196,150
Alphabet, Inc., Class A(a)	12,778	30,073,023
Alphabet, Inc., Class C(a)	5,122	12,344,635
Amazon.com, Inc.(a)	16,079	55,752,646
Aon PLC, Class A	40,454	10,171,754
Apollo Global Management, Inc.	179,406	9,933,710
Apple, Inc.	112,254	14,756,911
Aptiv PLC(a)	84,945	12,222,736
Assurant, Inc.	64,847	10,090,193
Automatic Data Processing, Inc.	40,963	7,659,671
Booking Holdings, Inc.(a)	5,250	12,946,920
Broadcom, Inc.	21,122	9,635,856
Cognizant Technology Solutions Corp., Class A	186,037	14,957,375
ConocoPhillips	140,166	7,168,089
Dropbox, Inc., Class A(a)	346,750	8,911,475
FedEx Corp.	44,851	13,020,694
Fidelity National Information Services, Inc.	125,061	19,121,827
Fortive Corp.	89,015	6,304,042
General Motors Co.(a)	170,755	9,770,601
Horizon Therapeutics PLC(a)	172,035	16,277,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Global Growth Fund

	Shares	Value
United States–(continued)
KLA Corp.	28,621	$ 9,025,632
L3Harris Technologies, Inc.	46,643	9,759,115
LPL Financial Holdings, Inc.	96,015	15,045,551
Medtronic PLC	99,049	12,967,495
Microsoft Corp.	81,494	20,551,157
ModivCare, Inc.(a)	74,247	10,400,520
Mondelez International, Inc., Class A	147,511	8,970,144
NCR Corp.(a)	400,377	18,317,248
NIKE, Inc., Class B	34,342	4,554,436
PayPal Holdings, Inc.(a)	75,087	19,694,569
Paysafe Ltd.(a)(b)	611,483	8,438,465
Philip Morris International, Inc.	122,113	11,600,735
PTC, Inc.(a)	72,919	9,548,014
Shoals Technologies Group, Inc., Class A(a)	126,154	4,045,759
Synopsys, Inc.(a)	26,566	6,563,396
Terminix Global Holdings, Inc.(a)	220,049	11,198,294
Thermo Fisher Scientific, Inc.	20,417	9,600,686
Tradeweb Markets, Inc., Class A	100,182	8,142,793
UnitedHealth Group, Inc.	32,862	13,105,366
Vertiv Holdings Co.	753,100	17,095,370
Visa, Inc., Class A	64,274	15,011,835
Wyndham Hotels & Resorts, Inc.	99,291	7,259,165
		552,786,580
Total Common Stocks & Other Equity Interests (Cost $624,957,528)		978,621,011

	Shares	Value
Money Market Funds–1.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	3,205,750	$ 3,205,750
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	9,561,455	9,565,279
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	3,663,715	3,663,715
Total Money Market Funds (Cost $16,430,614)		16,434,744
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.36% (Cost $641,388,142)		995,055,755
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.09%
Invesco Private Government Fund, 0.01%(c)(d)(e)	353,400	353,400
Invesco Private Prime Fund, 0.11%(c)(d)(e)	529,888	530,100
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $883,500)		883,500
TOTAL INVESTMENTS IN SECURITIES–100.45% (Cost $642,271,642)		995,939,255
OTHER ASSETS LESS LIABILITIES–(0.45)%		(4,457,781)
NET ASSETS–100.00%		$991,481,474

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,452,294	$40,129,166	$(39,375,710)	$ -	$-	$3,205,750	$2,444
Invesco Liquid Assets Portfolio, Institutional Class	11,836,755	28,663,690	(30,935,219)	(441)	494	9,565,279	5,767
Invesco Treasury Portfolio, Institutional Class	2,802,622	45,861,904	(45,000,811)	-	-	3,663,715	1,571
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	910,700	11,175,562	(11,732,862)	-	-	353,400	124*
Invesco Private Prime Fund	1,366,050	13,919,781	(14,756,026)	-	295	530,100	1,092*
Total	$19,368,421	$139,750,103	$(141,800,628)	$(441)	$789	$17,318,244	$10,998

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Global Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	22.16%
Consumer Discretionary	21.67
Health Care	12.70
Financials	12.44
Industrials	12.15
Communication Services	8.05
Consumer Staples	6.97
Other Sectors, Each Less than 2% of Net Assets	2.56
Money Market Funds Plus Other Assets Less Liabilities	1.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $624,957,528)*	$978,621,011
Investments in affiliated money market funds, at value (Cost $17,314,114)	17,318,244
Foreign currencies, at value (Cost $222,483)	221,665
Receivable for:
Fund shares sold	78,464
Dividends	1,434,217
Investment for trustee deferred compensation and retirement plans	329,780
Other assets	45,686
Total assets	998,049,067

Liabilities:
Payable for:
Investments purchased	3,464,444
Fund shares reacquired	482,358
Amount due custodian	610,364
Collateral upon return of securities loaned	883,500
Accrued fees to affiliates	497,882
Accrued trustees’ and officers’ fees and benefits	1,491
Accrued other operating expenses	273,084
Trustee deferred compensation and retirement plans	354,470
Total liabilities	6,567,593
Net assets applicable to shares outstanding	$991,481,474

Net assets consist of:
Shares of beneficial interest	$564,608,710
Distributable earnings	426,872,764
$991,481,474

Net Assets:
Class A	$810,218,254
Class C	$ 15,166,670
Class Y	$ 37,366,856
Class R5	$ 928,388
Class R6	$127,801,306

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,679,763
Class C	457,935
Class Y	995,298
Class R5	24,960
Class R6	3,436,846
Class A:
Net asset value per share	$ 37.37
Maximum offering price per share (Net asset value of $37.37 ÷ 94.50%)	$ 39.54
Class C:
Net asset value and offering price per share	$ 33.12
Class Y:
Net asset value and offering price per share	$ 37.54
Class R5:
Net asset value and offering price per share	$ 37.20
Class R6:
Net asset value and offering price per share	$ 37.19
* At April 30, 2021, a security with a value of $858,080 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $305,262)	$5,250,663

Dividends from affiliated money market funds (includes securities lending income of $5,716)	15,498

Total investment income	5,266,161

Expenses:
Advisory fees	3,619,702

Administrative services fees	62,528

Custodian fees	17,081

Distribution fees:
Class A	949,829

Class C	75,539

Transfer agent fees – A, C and Y	664,517

Transfer agent fees – R5	33

Transfer agent fees – R6	675

Trustees’ and officers’ fees and benefits	24,641

Registration and filing fees	38,264

Reports to shareholders	31,084

Professional services fees	34,601

Other	18,019

Total expenses	5,536,513

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(82,416)

Net expenses	5,454,097

Net investment income (loss)	(187,936)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	82,580,825

Affiliated investment securities	789

Foreign currencies	(119,954)

82,461,660

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	146,052,267

Affiliated investment securities	(441)

Foreign currencies	23,716

146,075,542

Net realized and unrealized gain	228,537,202

Net increase in net assets resulting from operations	$228,349,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(187,936)	$(297,168)

Net realized gain	82,461,660	85,124,947

Change in net unrealized appreciation	146,075,542	20,717,826

Net increase in net assets resulting from operations	228,349,266	105,545,605

Distributions to shareholders from distributable earnings:
Class A	(72,638,086)	(24,908,096)

Class C	(1,758,251)	(580,124)

Class Y	(3,338,952)	(1,191,872)

Class R5	(75,636)	(7,808)

Class R6	(12,341,173)	(11,309,854)

Total distributions from distributable earnings	(90,152,098)	(37,997,754)

Share transactions–net:
Class A	38,602,091	300,246,353

Class C	(1,469,739)	6,263,501

Class Y	3,154,900	12,862,631

Class R5	141,684	444,496

Class R6	869,348	(22,381,326)

Net increase in net assets resulting from share transactions	41,298,284	297,435,655

Net increase in net assets	179,495,452	364,983,506

Net assets:
Beginning of period	811,986,022	447,002,516

End of period	$991,481,474	$811,986,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Global Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$32.19	$(0.02)	$8.79	$8.77	$ -	$(3.59)	$(3.59)	$37.37	28.61%	$810,218	1.22	%(d)	1.23	%(d)	(0.09	)%(d)	29%
Year ended 10/31/20	32.19	(0.03)	2.77	2.74	(0.29)	(2.45)	(2.74)	32.19	8.87	658,772	1.22		1.29		(0.12)		90
Year ended 10/31/19	29.42	0.22	4.04	4.26	(0.13)	(1.36)	(1.49)	32.19	15.46	296,262	1.22		1.32		0.72		32
Year ended 10/31/18	32.21	0.24	(2.25)	(2.01)	(0.31)	(0.47)	(0.78)	29.42	(6.41)	273,874	1.22		1.32		0.74		32
Year ended 10/31/17	28.00	0.21	4.22	4.43	(0.09)	(0.13)	(0.22)	32.21	15.96	327,317	1.23		1.36		0.72		22
Year ended 10/31/16	28.63	0.19	0.32	0.51	(0.15)	(0.99)	(1.14)	28.00	2.00	311,412	1.29		1.38		0.70		19
Class C
Six months ended 04/30/21	28.99	(0.13)	7.85	7.72	-	(3.59)	(3.59)	33.12	28.11	15,167	1.97	(d)	1.98	(d)	(0.84	)(d)	29
Year ended 10/31/20	29.17	(0.24)	2.51	2.27	-	(2.45)	(2.45)	28.99	8.09	14,628	1.97		2.04		(0.87)		90
Year ended 10/31/19	26.86	(0.01)	3.68	3.67	-	(1.36)	(1.36)	29.17	14.61	6,963	1.97		2.07		(0.03)		32
Year ended 10/31/18	29.47	(0.00)	(2.05)	(2.05)	(0.09)	(0.47)	(0.56)	26.86	(7.10)	21,058	1.97		2.07		(0.01)		32
Year ended 10/31/17	25.74	(0.01)	3.87	3.86	-	(0.13)	(0.13)	29.47	15.07	24,995	1.98		2.11		(0.03)		22
Year ended 10/31/16	26.45	(0.01)	0.29	0.28	-	(0.99)	(0.99)	25.74	1.24	23,755	2.04		2.13		(0.05)		19
Class Y
Six months ended 04/30/21	32.30	0.03	8.81	8.84	(0.01)	(3.59)	(3.60)	37.54	28.75	37,367	0.97	(d)	0.98	(d)	0.16	(d)	29
Year ended 10/31/20	32.28	0.04	2.80	2.84	(0.37)	(2.45)	(2.82)	32.30	9.18	29,147	0.97		1.04		0.13		90
Year ended 10/31/19	29.52	0.29	4.05	4.34	(0.22)	(1.36)	(1.58)	32.28	15.74	13,871	0.97		1.07		0.97		32
Year ended 10/31/18	32.31	0.32	(2.25)	(1.93)	(0.39)	(0.47)	(0.86)	29.52	(6.16)	14,935	0.97		1.07		0.99		32
Year ended 10/31/17	28.09	0.29	4.23	4.52	(0.17)	(0.13)	(0.30)	32.31	16.24	20,983	0.98		1.11		0.97		22
Year ended 10/31/16	28.72	0.26	0.32	0.58	(0.22)	(0.99)	(1.21)	28.09	2.27	12,562	1.04		1.13		0.95		19
Class R5
Six months ended 04/30/21	32.03	0.05	8.75	8.80	(0.04)	(3.59)	(3.63)	37.20	28.86	928	0.83	(d)	0.83	(d)	0.30	(d)	29
Year ended 10/31/20	32.03	0.07	2.78	2.85	(0.40)	(2.45)	(2.85)	32.03	9.31	664	0.87		0.93		0.23		90
Year ended 10/31/19	29.31	0.32	4.01	4.33	(0.25)	(1.36)	(1.61)	32.03	15.84	12	0.86		0.86		1.08		32
Year ended 10/31/18	32.09	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.31	(6.08)	11	0.88		0.88		1.08		32
Year ended 10/31/17	27.91	0.32	4.20	4.52	(0.21)	(0.13)	(0.34)	32.09	16.37	12	0.88		0.88		1.07		22
Year ended 10/31/16	28.57	0.30	0.30	0.60	(0.27)	(0.99)	(1.26)	27.91	2.35	11	0.89		0.90		1.10		19
Class R6
Six months ended 04/30/21	32.03	0.05	8.74	8.79	(0.04)	(3.59)	(3.63)	37.19	28.86	127,801	0.82	(d)	0.82	(d)	0.31	(d)	29
Year ended 10/31/20	32.03	0.08	2.77	2.85	(0.40)	(2.45)	(2.85)	32.03	9.32	108,775	0.84		0.84		0.26		90
Year ended 10/31/19	29.30	0.32	4.02	4.34	(0.25)	(1.36)	(1.61)	32.03	15.88	129,894	0.86		0.86		1.08		32
Year ended 10/31/18	32.08	0.34	(2.23)	(1.89)	(0.42)	(0.47)	(0.89)	29.30	(6.08)	266,574	0.88		0.88		1.08		32
Year ended 10/31/17	27.91	0.32	4.19	4.51	(0.21)	(0.13)	(0.34)	32.08	16.33	308,082	0.88		0.88		1.07		22
Year ended 10/31/16	28.56	0.31	0.30	0.61	(0.27)	(0.99)	(1.26)	27.91	2.39	320,339	0.89		0.90		1.10		19

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable..

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $264,724,061 and sold of $91,251,356 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Small & Mid Cap Growth Fund into the Fund.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $766,160, $15,217, $34,639, $834 and $123,861 for Class A, Class C, Class Y, Class R5 and Class R6 shares,respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Global Growth Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                      Invesco Global Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                      Invesco Global Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $6,928 and reimbursed class level expenses of $69,236, $1,387, $3,120, $0 and $0 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14                      Invesco Global Growth Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $29,677 in front-end sales commissions from the sale of Class A shares and $38 and $116 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $5,756 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	- Prices are determined using quoted prices in an active market for identical assets.
Level 2

-  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

-  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$13,229,756	$–	$–	$ 13,229,756
Canada	33,561,368	–	–	33,561,368
China	44,207,298	25,080,049	–	69,287,347
Denmark	–	4,700,893	–	4,700,893
France	10,884,113	13,910,301	–	24,794,414
Germany	–	14,100,296	–	14,100,296
Hong Kong	–	10,604,659	–	10,604,659
India	13,345,188	–	–	13,345,188
Ireland	–	20,357,942	–	20,357,942
Italy	–	10,672,570	–	10,672,570
Japan	–	39,642,069	–	39,642,069
Macau	–	6,611,245	–	6,611,245
Mexico	36,834,748	–	–	36,834,748
Netherlands	–	19,523,105	–	19,523,105
South Korea	–	11,919,117	–	11,919,117
Sweden	–	14,763,383	–	14,763,383
Switzerland	–	8,687,869	–	8,687,869
Taiwan	–	11,645,963	–	11,645,963
United Kingdom	–	61,552,499	–	61,552,499
United States	552,786,580	–	–	552,786,580
Money Market Funds	16,434,744	883,500	–	17,318,244
Total Investments	$721,283,795	$274,655,460	$–	$995,939,255

NOTE 4– Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,745.

15                      Invesco Global Growth Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $253,955,159 and $302,279,089, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$347,232,390

Aggregate unrealized (depreciation) of investments	(2,212,942)

Net unrealized appreciation of investments	$345,019,448

Cost of investments for tax purposes is $650,919,807.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	341,259	$12,125,180	498,034	$15,325,818
Class C	40,159	1,274,518	73,032	2,033,422
Class Y	161,620	5,780,911	175,682	5,464,935
Class R5	2,074	70,310	3,063	98,851
Class R6	40,015	1,403,913	292,181	7,352,939

Issued as reinvestment of dividends:
Class A	2,033,819	67,705,837	728,048	22,496,680
Class C	56,446	1,670,223	19,433	544,308
Class Y	84,932	2,837,589	31,560	976,162
Class R5	2,217	73,367	219	6,712
Class R6	372,590	12,325,273	369,101	11,305,578

Automatic conversion of Class C shares to Class A shares:
Class A	77,188	2,635,453	33,509	1,047,015
Class C	(86,859)	(2,635,453)	(37,142)	(1,047,015)

Issued in connection with acquisitions:(b)
Class A	-	-	12,268,714	331,385,465
Class C	-	-	325,621	7,951,237
Class Y	-	-	498,214	13,481,249
Class R5	-	-	79,171	2,123,036
Class R6	-	-	68,630	1,839,906

16                      Invesco Global Growth Fund

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,235,168)	$(43,864,379)	(2,270,221)	$(70,008,625)
Class C	(56,485)	(1,779,027)	(114,979)	(3,218,451)
Class Y	(153,638)	(5,463,600)	(232,786)	(7,059,715)
Class R5	(56)	(1,993)	(62,112)	(1,784,103)
Class R6	(372,180)	(12,859,838)	(1,389,483)	(42,879,749)
Net increase in share activity	1,307,933	$41,298,284	11,357,489	$297,435,655

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 17, 2020, the Fund acquired all the net assets of Invesco Global Small & Mid Cap Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,240,350 shares of the Fund for 25,876,586 shares outstanding of the Target Fund as of the close of business on April 17, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 17, 2020. The Target Fund’s net assets as of the close of business on April 17, 2020 of $356,780,893, including $46,380,795 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $388,600,725 and $745,381,619 immediately after the acquisition.

The pro forma results of operations for the year ended October 31, 2020 assuming the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(346,513)

Net realized/unrealized gains (losses)	52,746,697

Change in net assets resulting from operations	$52,400,184

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 18, 2020.

17                      Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,286.10	$6.92	$1,018.74	$6.11	1.22%
Class C	1,000.00	1,281.10	11.14	1,015.03	9.84	1.97
Class Y	1,000.00	1,287.90	5.50	1,019.98	4.86	0.97
Class R5	1,000.00	1,288.60	4.71	1,020.68	4.16	0.83
Class R6	1,000.00	1,288.60	4.65	1,020.73	4.11	0.82

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                      Invesco Global Growth Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	GLG-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Global Opportunities Fund

Nasdaq: A: OPGIX ∎ C: OGICX ∎ R: OGINX ∎ Y: OGIYX ∎ R5: GOFFX ∎ R6: OGIIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	29.72%
Class C Shares	29.23
Class R Shares	29.54
Class Y Shares	29.86
Class R5 Shares	29.93
Class R6 Shares	29.92
MSCI All Country World Index▼	28.29

Source(s): ▼ RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (10/22/90)	12.52%
10 Years	13.12
5 Years	19.51
1 Year	55.51

Class C Shares
Inception (12/1/93)	12.63%
10 Years	13.08
5 Years	19.96
1 Year	62.30

Class R Shares
Inception (3/1/01)	10.72%
10 Years	13.44
5 Years	20.56
1 Year	64.15

Class Y Shares
Inception (2/1/01)	10.69%
10 Years	14.05
5 Years	21.16
1 Year	64.95

Class R5 Shares
10 Years	13.84%
5 Years	21.05
1 Year	65.22

Class R6 Shares
Inception (1/27/12)	16.59%
5 Years	21.36
1 Year	65.17

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Opportunities Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Opportunities Fund. Note: The Fund was subsequently renamed the Invesco Global Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on
Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Global Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

 The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-99.27%
Belgium-1.67%
Biocartis Group N.V.(a)(b)(c)	6,000,000	$30,905,352

Ion Beam Applications	400,000	8,212,759

Materialise N.V., ADR(a)(c)	2,900,000	86,768,000

Umicore S.A.	600,000	36,458,972

		162,345,083

Canada-0.18%
BlackBerry Ltd.(c)	2,000,000	17,660,000

Denmark-3.44%
Bang & Olufsen A/S(c)	6,000,000	31,825,080

Bavarian Nordic A/S(c)	2,880,000	131,904,326

Genmab A/S(c)	200,000	73,785,459

H Lundbeck A/S	2,000,000	61,568,736

Novozymes A/S, Class B	500,000	35,567,106

		334,650,707

Finland-0.38%
Rovio Entertainment OYJ(a)(b)	4,700,000	37,415,062

France-2.03%
Adevinta ASA, Class B(c)	900,000	16,467,890

Mersen S.A.(c)	1,000,000	34,738,969

Technicolor S.A.	8,983,319	31,095,276

Technicolor S.A., Wts., expiring 09/22/2024(c)	1,100,000	396,742

Teleperformance	200,000	77,232,021

Ubisoft Entertainment S.A.(c)	500,000	37,540,812

		197,471,710

Germany-5.38%
AIXTRON SE(c)	4,000,000	85,655,858

Aumann AG(a)(b)(c)	1,000,000	14,470,468

Basler AG(a)	600,000	78,344,540

Carl Zeiss Meditec AG, BR	300,000	52,844,590

CompuGroup Medical SE & Co. KGaA	500,000	45,801,912

Manz AG(a)	500,000	32,868,704

MorphoSys AG(c)	400,000	37,464,921

PVA TePla AG(a)	2,150,000	63,834,996

Rational AG	80,000	66,905,623

SLM Solutions Group AG(a)(c)	2,000,000	44,831,837

		523,023,449

Ireland-0.86%
Flutter Entertainment PLC(c)	406,701	83,330,366

Israel-1.63%
Wix.com Ltd.(c)	500,000	158,940,000

Italy–1.48%
Amplifon S.p.A.(c)	1,000,000	42,215,136

Brunello Cucinelli S.p.A.(c)	1,500,000	76,478,486

Freni Brembo S.p.A.(c)	2,000,000	24,936,370

		143,629,992

Japan-11.18%
Comture Corp.(a)	3,000,000	72,444,730

	Shares	Value

Japan-(continued)
CyberAgent, Inc.	5,200,000	$106,718,914

Disco Corp.	200,000	64,615,349

Jeol Ltd.(a)	2,500,000	140,761,086

M3, Inc.	3,000,000	207,490,207

Nidec Corp.	600,000	69,549,907

Nikon Corp.	2,000,000	18,778,171

Optex Group Co. Ltd.(a)	2,000,000	30,483,940

PeptiDream, Inc.(c)	3,000,000	128,657,456

Rakuten Group, Inc.	6,000,000	76,233,490

Rheon Automatic Machinery Co. Ltd.	1,000,000	10,584,048

THK Co. Ltd.	2,000,000	68,116,272

Yaskawa Electric Corp.	2,000,000	92,325,661

		1,086,759,231

Luxembourg-2.04%
Eurofins Scientific SE(c)	2,000,000	197,961,410

Norway-2.48%
Mowi ASA	4,000,000	98,895,279

Nordic Semiconductor ASA(c)	5,750,358	142,622,025

		241,517,304

Sweden-6.68%
AddTech AB, Class B	4,000,000	69,890,133

Beijer Ref AB	6,000,000	93,236,032

Boozt AB(a)(b)(c)	3,750,000	87,301,973

CELLINK AB, Class B(c)	1,000,000	57,620,518

Hansa Biopharma AB(c)	1,938,841	38,642,514

Indutrade AB	6,000,000	156,818,599

Midsona AB, Class B	1,000,000	9,273,742

Oncopeptides AB(b)(c)	2,000,000	30,984,327

RaySearch Laboratories AB(a)(c)	4,000,000	39,405,274

Tobii AB(c)	3,000,000	25,485,961

Xvivo Perfusion AB(c)	1,000,000	40,453,120

		649,112,193

Switzerland-0.83%
GeNeuro S.A.(a)	1,661,017	9,787,153

STMicroelectronics N.V.	1,000,000	37,442,842

Zur Rose Group AG(c)	100,000	33,284,813

		80,514,808

United Kingdom-12.97%
Allied Minds PLC(c)	10,000,000	3,247,275

AO World PLC(c)	20,000,000	76,757,379

ASOS PLC(c)	700,000	50,505,182

Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	5,125,000	137,306,757

Blue Prism Group PLC(c)	3,000,000	50,584,624

boohoo Group PLC(c)	30,000,000	140,868,708

Fevertree Drinks PLC	2,000,000	69,278,498

First Derivatives PLC(c)	1,200,000	48,465,579

Frontier Developments PLC(a)(c)	3,000,000	133,649,943

Future PLC	1,000,000	32,615,843

Gooch & Housego PLC(a)(c)	2,000,000	33,012,133

IG Group Holdings PLC	3,000,000	37,946,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Global Opportunities Fund

	Shares	Value

United Kingdom-(continued)
IP Group PLC(c)	20,785,545	$36,851,271

IQE PLC(a)(c)	140,000,000	113,370,714

M&C Saatchi PLC(a)(c)	6,600,000	12,032,834

Napster Group PLC(a)	127,612,652	3,525,317

Ocado Group PLC(c)	1,000,000	28,957,045

Rentokil Initial PLC	14,500,000	100,184,744

Spirax-Sarco Engineering PLC	464,285	75,742,848

WANdisco PLC(a)(c)	5,000,000	32,405,042

Xaar PLC(a)(c)	4,000,000	9,887,906

Zoo Digital Group PLC(a)	7,000,000	11,304,144

Zotefoams PLC(a)	4,000,000	22,772,871

		1,261,272,847

United States-46.04%
3D Systems Corp.(a)(c)	5,000,000	107,700,000

Acacia Research Corp.(a)(c)	2,500,000	15,200,000

Advanced Micro Devices, Inc.(c)	6,000,000	489,720,000

Align Technology, Inc.(c)	200,000	119,106,000

Applied Materials, Inc.	1,000,000	132,710,000

Arrowhead Pharmaceuticals, Inc.(c)	3,000,000	218,280,000

Cloudera, Inc.(c)	8,220,000	104,311,800

Cognex Corp.	1,200,000	103,344,000

Corning, Inc.	1,000,000	44,210,000

Cree, Inc.(c)	1,000,000	99,420,000

Dolby Laboratories, Inc., Class A	800,000	81,176,000

Exact Sciences Corp.(c)	1,800,000	237,276,000

FireEye, Inc.(c)	6,000,000	119,250,000

First Solar, Inc.(c)	1,300,000	99,489,000

Globant S.A.(c)	200,000	45,836,000

Halozyme Therapeutics, Inc.(c)	1,000,000	49,950,000

II-VI Incorporated(c)	1,000,000	67,140,000

Illumina, Inc.(c)	200,000	78,568,000

IPG Photonics Corp.(c)	600,000	130,266,000

iRobot Corp.(c)	700,000	76,160,000

	Shares	Value

United States-(continued)
Littelfuse, Inc.	400,000	$106,096,000

Manhattan Associates, Inc.(c)	600,000	82,344,000

Nektar Therapeutics(a)(c)	34,750,000	681,447,500

Nevro Corp.(c)	1,000,000	172,810,000

ON Semiconductor Corp.(c)	2,000,000	78,000,000

PDF Solutions, Inc.(a)(c)	3,000,000	53,190,000

PTC, Inc.(c)	1,200,000	157,128,000

QUALCOMM, Inc.	1,000,000	138,800,000

Rigel Pharmaceuticals, Inc.(c)	5,000,000	18,600,000

Rite Aid Corp.(c)	2,500,000	43,800,000

Rollins, Inc.	2,250,000	83,880,000

Shake Shack, Inc., Class A(c)	1,000,000	108,750,000

Unity Software, Inc.(c)	200,000	20,316,000

Veeco Instruments, Inc.(a)(c)	4,000,000	92,040,000

Vicor Corp.(c)	500,000	46,115,000

Xeris Pharmaceuticals, Inc.(c)	2,000,000	7,660,000

Yelp, Inc.(c)	2,000,000	78,600,000

Zendesk, Inc.(c)	600,000	87,690,000

		4,476,379,300

Total Common Stocks & Other Equity Interests (Cost $5,906,841,545)		9,651,983,462

Money Market Funds-0.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	22,714,255	22,714,255

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(d)	16,217,951	16,224,438

Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	25,959,148	25,959,148

Total Money Market Funds (Cost $64,897,841)		64,897,841

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $5,971,739,386)		9,716,881,303

OTHER ASSETS LESS LIABILITIES-0.06%		6,296,799

NET ASSETS-100.00%		$9,723,178,102

Investment Abbreviations:

ADR	- American Depositary Receipt
BR	- Bearer Shares
Wts.	- Warrants

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$30,167,300	$149,471,159	$(156,924,204)	$-	$-	$22,714,255	$5,218

Invesco Liquid Assets Portfolio, Institutional Class	21,540,716	106,765,113	(112,081,187)	546	(750)	16,224,438	4,381

Invesco Treasury Portfolio, Institutional Class	34,476,914	170,824,181	(179,341,947)	-	-	25,959,148	2,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Global Opportunities Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income

Investments in Other Affiliates:

3D Systems Corp.*	$45,520,000	$-	$(76,889,338)	$103,332,981	$35,736,357	$107,700,000	$ -

Acacia Research Corp.	7,875,000	-	-	7,325,000	-	15,200,000	-

Aston Martin Lagonda Global Holdings PLC*	72,096,831	-	-	65,209,926	-	137,306,757	-

Aumann AG	10,653,002	-	-	3,817,466	-	14,470,468	-

Basler AG	35,803,703	-	-	42,540,837	-	78,344,540	-

Biocartis Group N.V.	26,079,669	-	-	4,825,683	-	30,905,352	-

Boozt AB	60,619,871	-	-	26,682,102	-	87,301,973	-

Comture Corp.	76,676,996	-	-	(4,232,266)	-	72,444,730	368,692

Frontier Developments PLC	101,399,171	-	-	32,250,772	-	133,649,943	-

GeNeuro S.A.	5,166,059	-	-	4,621,094	-	9,787,153	-

Gooch & Housego PLC	27,322,902	-	-	5,689,231	-	33,012,133	-

IQE PLC	99,620,341	-	-	13,750,373	-	113,370,714	-

Jeol Ltd.	79,306,977	-	-	61,454,109	-	140,761,086	230,362

M&C Saatchi PLC	4,907,870	-	-	7,124,964	-	12,032,834	-

Manz AG	16,783,053	-	-	16,085,651	-	32,868,704	-

Materialise N.V., ADR	105,307,000	-	(13,904,334)	(15,203,000)	10,568,334	86,768,000	-

Napster Group PLC*	3,473,558	2,950,123	-	(2,898,364)	-	3,525,317	-

Nektar Therapeutics	551,707,200	-	(1,327,306)	133,650,468	(2,582,862)	681,447,500	-

Optex Group Co. Ltd.	29,809,221	-	-	674,719	-	30,483,940	245,369

PDF Solutions, Inc.	56,220,000	-	-	(3,030,000)	-	53,190,000	-

PVA TePla AG	25,028,147	3,165,817	-	35,641,032	-	63,834,996	-

RaySearch Laboratories AB	33,901,495	-	-	5,503,779	-	39,405,274	-

Rovio Entertainment OYJ	28,109,172	-	-	9,305,890	-	37,415,062	563,271

SLM Solutions Group AG	23,879,745	-	-	20,952,092	-	44,831,837	-

Veeco Instruments, Inc.	50,920,000	-	-	41,120,000	-	92,040,000	-

WANdisco PLC	29,152,089	-	-	3,252,953	-	32,405,042	-

Xaar PLC	6,788,454	-	-	3,099,452	-	9,887,906	-

Zoo Digital Group PLC	4,988,526	-	-	6,315,618	-	11,304,144	-

Zotefoams PLC	21,302,651	-	-	1,470,220	-	22,772,871	-

Total	$1,726,603,633	$433,176,393	$(540,468,316)	$630,333,328	$43,721,079	$2,293,366,117	$ 1,419,565

*	At April 30, 2021, this security was no longer an affiliate of the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $338,383,939, which represented 3.48% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Global Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	37.44%
Health Care	30.44
Industrials	11.52
Consumer Discretionary	10.47
Communication Services	5.00
Consumer Staples	2.62
Other Sectors, Each Less than 2% of Net Assets	1.78
Money Market Funds Plus Other Assets Less Liabilities	0.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $4,154,892,127)	$7,672,047,260

Investments in affiliates, at value (Cost $1,816,847,259)	2,044,834,043

Foreign currencies, at value (Cost $2,456,052)	2,447,132

Receivable for:
Fund shares sold	12,083,178

Dividends	8,556,125

Interest	24

Investment for trustee deferred compensation and retirement plans	332,614

Other assets	227,842

Total assets	9,740,528,218

Liabilities:
Payable for:
Fund shares reacquired	11,573,164

Amount due custodian	1,263,713

Accrued fees to affiliates	3,175,065

Accrued trustees’ and officers’ fees and benefits	158,272

Accrued other operating expenses	847,288

Trustee deferred compensation and retirement plans	332,614

Total liabilities	17,350,116

Net assets applicable to shares outstanding	$9,723,178,102

Net assets consist of:
Shares of beneficial interest	$5,740,144,478

Distributable earnings	3,983,033,624

$9,723,178,102

Net Assets:
Class A	$4,264,604,256

Class C	$465,313,130

Class R	$288,988,695

Class Y	$2,580,287,256

Class R5	$19,604

Class R6	$2,123,965,161

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	52,399,439

Class C	6,913,701

Class R	3,768,511

Class Y	30,956,166

Class R5	239

Class R6	25,205,896

Class A:
Net asset value per share	$81.39

Maximum offering price per share (Net asset value of $81.39 ÷ 94.50%)	$86.13

Class C:
Net asset value and offering price per share	$67.30

Class R:
Net asset value and offering price per share	$76.69

Class Y:
Net asset value and offering price per share	$83.35

Class R5:
Net asset value and offering price per share	$82.03

Class R6:
Net asset value and offering price per share	$84.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $ 902,501)	$13,895,216

Dividends from affiliates	1,419,565

Total investment income	15,314,781

Expenses:
Advisory fees	30,221,834

Administrative services fees	671,377

Custodian fees	124,006

Distribution fees:
Class A	4,984,230

Class C	2,396,300

Class R	710,044

Transfer agent fees – A, C, R and Y	3,800,231

Transfer agent fees – R6	45,763

Trustees’ and officers’ fees and benefits	68,029

Registration and filing fees	124,123

Reports to shareholders	242,987

Professional services fees	47,541

Other	104,481

Total expenses	43,540,946

Less: Fees waived and/or expense offset arrangement(s)	(50,512)

Net expenses	43,490,434

Net investment income (loss)	(28,175,653)

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	229,659,480

Affiliated investment securities	43,721,079

Foreign currencies	158,481

273,539,040

Change in net unrealized appreciation of:
Unaffiliated investment securities	1,356,809,206

Affiliated investment securities	630,333,328

Foreign currencies	118,793

1,987,261,327

Net realized and unrealized gain	2,260,800,367

Net increase in net assets resulting from operations	$2,232,624,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(28,175,653)	$(46,356,555)

Net realized gain	273,539,040	766,889,344

Change in net unrealized appreciation	1,987,261,327	864,954,929

Net increase in net assets resulting from operations	2,232,624,714	1,585,487,718

Distributions to shareholders from distributable earnings:
Class A	(339,287,360)	(197,647,554)

Class C	(50,327,366)	(34,387,552)

Class R	(25,015,142)	(14,772,775)

Class Y	(197,213,266)	(130,780,055)

Class R5	(1,196)	(645)

Class R6	(155,622,626)	(80,621,014)

Total distributions from distributable earnings	(767,466,956)	(458,209,595)

Share transactions–net:
Class A	253,454,154	(255,705,590)

Class C	(28,627,373)	(102,393,928)

Class R	12,177,764	(24,995,841)

Class Y	254,350,995	(447,927,410)

Class R5	5,547	–

Class R6	252,388,423	26,581,446

Net increase (decrease) in net assets resulting from share transactions	743,749,510	(804,441,323)

Net increase in net assets	2,208,907,268	322,836,800

Net assets:
Beginning of period	7,514,270,834	7,191,434,034

End of period	$9,723,178,102	$7,514,270,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Global Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/21	$68.56	$(0.28)	$20.11	$19.83	$–	$(7.00)	$(7.00)	$81.39	29.72%	$4,264,604	1.02	%(e)	1.02	%(e)	(0.69	)%(e)	4%
Year ended 10/31/20	57.92	(0.45)	14.86	14.41	–	(3.77)	(3.77)	68.56	25.88 (f)	3,359,360	1.10	(f)	1.10	(f)	(0.74	)(f)	12
One month ended 10/31/19	56.16	(0.04)	1.80	1.76	–	–	–	57.92	3.13	3,099,689	1.09	(g)	1.09	(g)	(0.90	)(g)	3
Year ended 09/30/19	75.01	(0.15)	(13.16)	(13.31)	–	(5.54)	(5.54)	56.16	(17.48)	3,059,916	1.12		1.12		(0.25)		12
Year ended 09/30/18	61.40	(0.22)	15.42	15.20	–	(1.59)	(1.59)	75.01	25.09	4,124,481	1.12		1.12		(0.31)		21
Year ended 09/30/17	50.76	(0.23)	14.49	14.26	(0.13)	(3.49)	(3.62)	61.40	30.48	3,085,024	1.17		1.17		(0.43)		18
Year ended 09/30/16	39.42	(0.17)	11.81	11.64	(0.05)	(0.25)	(0.30)	50.76	29.66	2,529,288	1.18		1.18		(0.39)		26
Class C
Six months ended 04/30/21	57.90	(0.48)	16.88	16.40	–	(7.00)	(7.00)	67.30	29.23	465,313	1.78	(e)	1.78	(e)	(1.45	)(e)	4
Year ended 10/31/20	49.81	(0.77)	12.63	11.86	–	(3.77)	(3.77)	57.90	24.91	422,919	1.86		1.86		(1.50)		12
One month ended 10/31/19	48.32	(0.07)	1.56	1.49	–	–	–	49.81	3.08	467,908	1.84	(g)	1.84	(g)	(1.65	)(g)	3
Year ended 09/30/19	65.97	(0.52)	(11.59)	(12.11)	–	(5.54)	(5.54)	48.32	(18.12)	469,174	1.88		1.88		(1.01)		12
Year ended 09/30/18	54.57	(0.67)	13.66	12.99	–	(1.59)	(1.59)	65.97	24.15	955,893	1.87		1.87		(1.06)		21
Year ended 09/30/17	45.72	(0.56)	12.90	12.34	–	(3.49)	(3.49)	54.57	29.47	648,270	1.92		1.92		(1.18)		18
Year ended 09/30/16	35.75	(0.45)	10.67	10.22	–	(0.25)	(0.25)	45.72	28.71	475,199	1.94		1.94		(1.14)		26
Class R
Six months ended 04/30/21	65.02	(0.36)	19.03	18.67	–	(7.00)	(7.00)	76.69	29.54	288,989	1.28	(e)	1.28	(e)	(0.95	)(e)	4
Year ended 10/31/20	55.25	(0.58)	14.12	13.54	–	(3.77)	(3.77)	65.02	25.53	233,141	1.36		1.36		(1.00)		12
One month ended 10/31/19	53.58	(0.05)	1.72	1.67	–	–	–	55.25	3.12	221,803	1.34	(g)	1.34	(g)	(1.15	)(g)	3
Year ended 09/30/19	72.06	(0.28)	(12.66)	(12.94)	–	(5.54)	(5.54)	53.58	(17.71)	218,747	1.37		1.37		(0.51)		12
Year ended 09/30/18	59.18	(0.39)	14.86	14.47	–	(1.59)	(1.59)	72.06	24.79	276,790	1.37		1.37		(0.56)		21
Year ended 09/30/17	49.10	(0.35)	13.98	13.63	(0.06)	(3.49)	(3.55)	59.18	30.15	199,696	1.42		1.42		(0.67)		18
Year ended 09/30/16	38.19	(0.27)	11.43	11.16	–	(0.25)	(0.25)	49.10	29.34	123,310	1.44		1.44		(0.64)		26
Class Y
Six months ended 04/30/21	70.00	(0.18)	20.53	20.35	–	(7.00)	(7.00)	83.35	29.86	2,580,287	0.78	(e)	0.78	(e)	(0.45	)(e)	4
Year ended 10/31/20	58.93	(0.31)	15.15	14.84	–	(3.77)	(3.77)	70.00	26.18	1,940,275	0.86		0.86		(0.50)		12
One month ended 10/31/19	57.13	(0.03)	1.83	1.80	–	–	–	58.93	3.15	2,113,652	0.84	(g)	0.84	(g)	(0.65	)(g)	3
Year ended 09/30/19	76.02	–	(13.35)	(13.35)	–	(5.54)	(5.54)	57.13	(17.29)	2,120,749	0.87		0.87		(0.01)		12
Year ended 09/30/18	62.05	(0.05)	15.61	15.56	–	(1.59)	(1.59)	76.02	25.40	3,055,996	0.87		0.87		(0.07)		21
Year ended 09/30/17	51.28	(0.09)	14.61	14.52	(0.26)	(3.49)	(3.75)	62.05	30.79	1,241,346	0.92		0.92		(0.16)		18
Year ended 09/30/16	39.82	(0.06)	11.92	11.86	(0.15)	(0.25)	(0.40)	51.28	29.98	544,742	0.94		0.94		(0.14)		26
Class R5
Six months ended 04/30/21	68.95	(0.14)	20.22	20.08	–	(7.00)	(7.00)	82.03	29.93	20	0.68	(e)	0.68	(e)	(0.35	)(e)	4
Year ended 10/31/20	58.01	(0.21)	14.92	14.71	–	(3.77)	(3.77)	68.95	26.38	12	0.70		0.70		(0.34)		12
One month ended 10/31/19	56.23	(0.02)	1.80	1.78	–	–	–	58.01	3.16	10	0.68	(g)	0.68	(g)	(0.50	)(g)	3
Period ended 09/30/19(h)	58.48	0.03	(2.28)	(2.25)	–	–	–	56.23	(3.85)	10	0.74	(g)	0.74	(g)	0.12	(g)	12
Class R6
Six months ended 04/30/21	70.67	(0.15)	20.74	20.59	–	(7.00)	(7.00)	84.26	29.92	2,123,965	0.68	(e)	0.68	(e)	(0.35	)(e)	4
Year ended 10/31/20	59.37	(0.21)	15.28	15.07	–	(3.77)	(3.77)	70.67	26.39	1,558,563	0.70		0.70		(0.34)		12
One month ended 10/31/19	57.55	(0.02)	1.84	1.82	–	–	–	59.37	3.16	1,288,373	0.69	(g)	0.69	(g)	(0.50	)(g)	3
Year ended 09/30/19	76.41	0.09	(13.41)	(13.32)	–	(5.54)	(5.54)	57.55	(17.16)	1,272,938	0.71		0.71		0.15		12
Year ended 09/30/18	62.26	0.07	15.67	15.74	–	(1.59)	(1.59)	76.41	25.61	1,403,832	0.71		0.71		0.10		21
Year ended 09/30/17	51.43	–	14.66	14.66	(0.34)	(3.49)	(3.83)	62.26	31.01	662,176	0.73		0.73		0.01		18
Year ended 09/30/16	39.93	0.02	11.97	11.99	(0.24)	(0.25)	(0.49)	51.43	30.21	127,643	0.75		0.75		0.04		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,162,057, $483,232, $286,371, $2,471,328, $16 and $1,997,545 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Global Opportunities Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

13                     Invesco Global Opportunities Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

14                     Invesco Global Opportunities Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $4 billion	0.630%
Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.17%, 1.92%, 1.42%, 0.92%, 0.78% and 0.73%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $43,758.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $285,674 in front-end sales commissions from the sale of Class A shares and $4,594 and $7,374 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $2,005 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

15                     Invesco Global Opportunities Fund

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	-

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$ 86,768,000	$ 75,577,083	$–	$ 162,345,083
Canada	17,660,000	–	–	17,660,000
Denmark	–	334,650,707	–	334,650,707
Finland	–	37,415,062	–	37,415,062
France	396,742	197,074,968	–	197,471,710
Germany	–	523,023,449	–	523,023,449
Ireland	–	83,330,366	–	83,330,366
Israel	158,940,000	–	–	158,940,000
Italy	–	143,629,992	–	143,629,992
Japan	–	1,086,759,231	–	1,086,759,231
Luxembourg	–	197,961,410	–	197,961,410
Norway	–	241,517,304	–	241,517,304
Sweden	–	649,112,193	–	649,112,193
Switzerland	–	80,514,808	–	80,514,808
United Kingdom	–	1,261,272,847	–	1,261,272,847
United States	4,476,379,300	–	–	4,476,379,300
Money Market Funds	64,897,841	–	–	64,897,841
Total Investments	$4,805,041,883	$4,911,839,420	$–	$9,716,881,303

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,754.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

16                     Invesco Global Opportunities Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $400,923,277 and $434,842,488, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,635,201,613

Aggregate unrealized (depreciation) of investments	(896,984,052)

Net unrealized appreciation of investments	$3,738,217,561

Cost of investments for tax purposes is $5,978,663,742.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,186,520	$257,368,788	4,727,712	$285,002,521

Class C	499,465	33,596,802	823,749	41,342,484

Class R	347,671	26,472,543	594,844	33,424,390

Class Y	5,527,853	456,544,646	8,377,955	505,921,561

Class R5	68	5,550	-	-

Class R6	4,323,055	361,599,950	6,010,630	369,817,219

Issued as reinvestment of dividends:
Class A	4,232,610	319,308,136	3,133,432	186,313,864

Class C	764,058	47,799,481	645,674	32,638,825

Class R	350,770	24,957,283	260,276	14,710,790

Class Y	2,223,327	171,640,821	1,884,458	114,160,465

Class R6	1,937,551	151,167,699	1,286,607	78,585,952

Automatic conversion of Class C shares to Class A shares:
Class A	716,260	57,059,921	420,017	25,839,357

Class C	(863,688)	(57,059,921)	(495,251)	(25,839,357)

Reacquired:
Class A	(4,733,903)	(380,282,691)	(12,799,564)	(752,861,332)

Class C	(789,818)	(52,963,735)	(3,064,705)	(150,535,880)

Class R	(515,833)	(39,252,062)	(1,283,676)	(73,131,021)

Class Y	(4,513,933)	(373,834,472)	(18,407,715)	(1,068,009,436)

Class R5	(0)	(3)	-	-

Class R6	(3,109,693)	(260,379,226)	(6,941,434)	(421,821,725)

Net increase (decrease) in share activity	9,582,340	$743,749,510	(14,826,991)	$(804,441,323)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                     Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)

	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,297.20	$5.81	$1,019.74	$5.11	1.02%
Class C	1,000.00	1,292.30	10.12	1,015.97	8.90	1.78
Class R	1,000.00	1,295.40	7.28	1,018.45	6.41	1.28
Class Y	1,000.00	1,298.60	4.45	1,020.93	3.91	0.78
Class R5	1,000.00	1,299.30	3.88	1,021.42	3.41	0.68
Class R6	1,000.00	1,299.20	3.88	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                     Invesco Global Opportunities Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2021
Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ∎ C: IBVCX ∎ R: IIBRX ∎ Y: IBVYX ∎ Investor: IIBCX ∎ R5: IBVIX ∎ R6: IBVFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	33.20%
Class C Shares	32.73
Class R Shares	32.94
Class Y Shares	33.40
Investor Class Shares	33.14
Class R5 Shares	33.34
Class R6 Shares	33.34
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	28.84
Lipper International Large-Cap Core Funds Index ∎(Peer Group Index)	32.92

Source(s):▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.92%
10 Years	3.82
5 Years	8.20
1 Year	48.42

Class C Shares
Inception (2/14/00)	3.40%
10 Years	3.78
5 Years	8.62
1 Year	54.76

Class R Shares
Inception (11/24/03)	5.50%
10 Years	4.15
5 Years	9.16
1 Year	56.65

Class Y Shares
Inception (10/3/08)	5.50%
10 Years	4.67
5 Years	9.72
1 Year	57.44

Investor Class Shares
Inception (10/28/98)	4.52%
10 Years	4.40
5 Years	9.43
1 Year	56.99

Class R5 Shares
Inception (4/30/04)	5.82%
10 Years	4.84
5 Years	9.70
1 Year	57.42

Class R6 Shares
10 Years	4.75%
5 Years	9.73
1 Year	57.42

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class

R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco International Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco International Core Equity Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.92%
Argentina–0.70%
MercadoLibre, Inc.(a)	329	$516,852

Australia–6.40%
Ansell Ltd.	51,101	1,665,108

Australia & New Zealand Banking Group Ltd.	93,472	2,071,730

Treasury Wine Estates Ltd.	131,622	1,018,506

		4,755,344

Austria–2.22%
ams AG(a)	36,981	641,742

Wienerberger AG	25,665	1,006,296

		1,648,038

Belgium–2.35%
Umicore S.A.	21,922	1,332,089

Unifiedpost Group S.A.(a)	18,490	411,818

		1,743,907

Brazil–0.85%
Yara International ASA	12,129	632,922

Canada–1.71%
CAE, Inc.	40,513	1,268,967

China–2.71%
Alibaba Group Holding Ltd., ADR(a)	5,098	1,177,383

Autohome, Inc., ADR	8,969	831,696

		2,009,079

Denmark–0.83%
NKT A/S(a)	14,779	612,920

Finland–0.61%
QT Group OYJ(a)	3,841	454,723

France–8.73%
Cie Plastic Omnium S.A.	29,403	988,031

Orange S.A.	73,049	910,416

Sanofi	13,018	1,365,074

TOTAL SE	43,949	1,945,749

Veolia Environnement S.A.	40,026	1,274,464

		6,483,734

Germany–9.07%
Deutsche Telekom AG	56,369	1,085,716

Just Eat Takeaway.com N.V.(a)(b)	11,914	1,231,566

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	7,061	2,042,291

Nordex SE(a)	31,793	919,346

Siemens Energy AG(a)	43,558	1,455,685

		6,734,604

Hong Kong–1.86%
AIA Group Ltd.	108,800	1,383,106

India–2.27%
Fairfax India Holdings Corp.(a)(b)	58,251	703,090

	Shares	Value

India–(continued)
Housing Development Finance Corp. Ltd.	30,149	$983,860

		1,686,950

Italy–1.60%
Enel S.p.A.	119,671	1,191,992

Japan–16.07%
ASKUL Corp.	9,700	354,068

FANUC Corp.	3,500	806,963

Hitachi Ltd.	39,300	1,936,168

Hoya Corp.	8,700	990,522

KDDI Corp.	38,000	1,149,952

Koito Manufacturing Co. Ltd.	16,000	997,779

Shin-Etsu Chemical Co. Ltd.	7,100	1,199,692

SoftBank Group Corp.	4,000	360,905

Sony Group Corp.	10,600	1,060,895

Toyota Motor Corp.	21,300	1,597,242

Yakult Honsha Co. Ltd.	30,400	1,480,327

		11,934,513

Netherlands–8.03%
Heineken N.V.	10,694	1,239,756

Koninklijke Ahold Delhaize N.V.	40,400	1,087,402

Prosus N.V.	19,586	2,123,709

Signify N.V.(a)	26,631	1,514,122

		5,964,989

Singapore–1.63%
DBS Group Holdings Ltd.	53,760	1,209,039

South Korea–1.36%
Samsung Electronics Co. Ltd.	13,784	1,007,229

Spain–5.84%
Bankinter S.A.	274,871	1,506,430

Iberdrola S.A.	169,339	2,291,078

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	274,871	538,655

		4,336,163

Sweden–3.57%
Elekta AB, Class B	40,804	546,030

SkiStar AB(a)	50,911	771,110

Volvo AB, Class B	54,433	1,336,218

		2,653,358

Switzerland–7.27%
ALSO Holding AG	5,365	1,631,029

Burckhardt Compression Holding AG	1,658	595,387

Meyer Burger Technology AG(a)	886,697	414,206

Novartis AG, ADR	12,665	1,079,565

Roche Holding AG	5,159	1,680,851

		5,401,038

United Kingdom–12.12%
AstraZeneca PLC	10,785	1,148,985

BP PLC	713,077	2,976,727

Experian PLC	29,656	1,144,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco International Core Equity Fund

	Shares	Value

United Kingdom–(continued)
National Express Group PLC(a)	344,256	$1,424,064

Prudential PLC	36,803	779,570

Reckitt Benckiser Group PLC	8,259	736,188

WH Smith PLC(a)	31,603	789,504

		8,999,611

United States–1.12%
Stellantis N.V.	50,000	833,318

Total Common Stocks & Other Equity Interests (Cost $59,800,065)		73,462,396

Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	122,649	122,649

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	81,766	81,766

Total Money Market Funds (Cost $204,415)		204,415

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.20% (Cost $60,004,480)		73,666,811

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.51%
Invesco Private Government Fund, 0.01%(c)(d)(e)	153,000	$153,000

Invesco Private Prime Fund, 0.11%(c)(d)(e)	229,409	229,500

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $382,500)		382,500

TOTAL INVESTMENTS IN SECURITIES–99.71% (Cost $60,386,980)		74,049,311

OTHER ASSETS LESS LIABILITIES–0.29%		215,718

NET ASSETS–100.00%		$74,265,029

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,934,656, which represented 2.61% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ -	$ 6,892,106	$ (6,769,457)	$-	$-	$122,649	$ 28

Invesco Treasury Portfolio, Institutional Class	-	4,594,737	(4,512,971)	-	-	81,766	7

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	230,700	1,519,515	(1,597,215)	-	-	153,000	12	*

Invesco Private Prime Fund	345,000	2,276,992	(2,392,492)	-	-	229,500	116	*

Total	$575,700	$15,283,350	$(15,272,135)	$-	$-	$586,915	$163

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco International Core Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Industrials	17.52%
Consumer Discretionary	16.75
Financials	15.11
Health Care	11.41
Consumer Staples	7.49
Energy	6.63
Utilities	6.41
Information Technology	6.14
Communication Services	5.84
Materials	5.62
Money Market Funds Plus Other Assets Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $59,800,065)	$73,462,396

Investments in affiliated money market funds, at value (Cost $586,915)	586,915

Cash	24,265

Foreign currencies, at value (Cost $126,656)	125,290

Receivable for:
Investments sold	258,249

Fund shares sold	87,807

Dividends	243,583

Investment for trustee deferred compensation and retirement plans	93,831

Other assets	60,219

Total assets	74,942,555

Liabilities:
Payable for:
Fund shares reacquired	24,850

Accrued foreign taxes	16,177

Collateral upon return of securities loaned	382,500

Accrued fees to affiliates	72,276

Accrued trustees’ and officers’ fees and benefits	114

Accrued other operating expenses	80,348

Trustee deferred compensation and retirement plans	101,261

Total liabilities	677,526

Net assets applicable to shares outstanding	$74,265,029

Net assets consist of:
Shares of beneficial interest	$61,495,532

Distributable earnings	12,769,497

$74,265,029

Net Assets:
Class A	$32,379,395
Class C	$1,922,724
Class R	$1,776,497
Class Y	$7,029,273
Investor Class	$10,065,784
Class R5	$4,408,087
Class R6	$16,683,269

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,328,932
Class C	141,042
Class R	127,207
Class Y	496,052
Investor Class	710,704
Class R5	319,553
Class R6	1,210,043
Class A:
Net asset value per share	$13.90
Maximum offering price per share (Net asset value of $13.90 ÷ 94.50%)	$14.71
Class C:
Net asset value and offering price per share	$13.63
Class R:
Net asset value and offering price per share	$13.97
Class Y:
Net asset value and offering price per share	$14.17
Investor Class:
Net asset value and offering price per share	$14.16
Class R5:
Net asset value and offering price per share	$13.79
Class R6:
Net asset value and offering price per share	$13.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $81,461)	$721,863

Non-cash dividend income	76,731

Dividends from affiliated money market funds (includes securities lending income of $366)	401

Total investment income	798,995

Expenses:

Advisory fees	259,902

Administrative services fees	4,317

Custodian fees	7,797

Distribution fees:
Class A	37,680

Class C	9,991

Class R	4,139

Investor Class	12,126

Transfer agent fees – A, C, R, Y and Investor	76,760

Transfer agent fees – R5	35

Transfer agent fees – R6	86

Trustees’ and officers’ fees and benefits	12,341

Registration and filing fees	41,949

Reports to shareholders	12,322

Professional services fees	15,464

Other	13,358

Total expenses	508,267

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(142,942)

Net expenses	365,325

Net investment income	433,670

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	8,658,771

Foreign currencies	(790)

8,657,981

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $16,177)	9,308,851

Foreign currencies	(466)

9,308,385

Net realized and unrealized gain	17,966,366

Net increase in net assets resulting from operations	$18,400,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$433,670	$721,364

Net realized gain (loss)	8,657,981	(5,663,264)

Change in net unrealized appreciation	9,308,385	4,365,282

Net increase (decrease) in net assets resulting from operations	18,400,036	(576,618)

Distributions to shareholders from distributable earnings:
Class A	(262,403)	(595,374)

Class C	(2,288)	(35,022)

Class R	(10,609)	(23,237)

Class Y	(59,408)	(110,748)

Investor Class	(83,908)	(187,346)

Class R5	(45,382)	(80,744)

Class R6	(171,257)	(468,107)

Total distributions from distributable earnings	(635,255)	(1,500,578)

Share transactions-net:
Class A	155,451	(2,730,222)

Class C	(467,013)	(913,796)

Class R	15,411	260,135

Class Y	1,208,983	85,849

Investor Class	(298,020)	(908,558)

Class R5	30,440	78,941

Class R6	174,192	(5,523,012)

Net increase (decrease) in net assets resulting from share transactions	819,444	(9,650,663)

Net increase (decrease) in net assets	18,584,225	(11,727,859)

Net assets:
Beginning of period	55,680,804	67,408,663

End of period	$74,265,029	$55,680,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco International Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$10.53	$0.08	$3.40	$3.48	$(0.11)	$ –	$(0.11)	$13.90	33.20%	$32,379	1.12	%(d)	1.62	%(d)	1.19	%(d)	61%
Year ended 10/31/20	10.66	0.12	(0.02)	0.10	(0.23)	–	(0.23)	10.53	0.86	24,443	1.12		1.68		1.13		61
Year ended 10/31/19	10.59	0.20	0.71	0.91	(0.15)	(0.69)	(0.84)	10.66	9.74	27,707	1.12		1.66		1.97		28
Year ended 10/31/18	12.43	0.19	(1.84)	(1.65)	(0.19)	–	(0.19)	10.59	(13.53)	33,798	1.12		1.67		1.54		73
Year ended 10/31/17	10.48	0.15	1.97	2.12	(0.17)	–	(0.17)	12.43	20.54	40,865	1.15		1.70		1.38		61
Year ended 10/31/16	10.73	0.12	(0.26)	(0.14)	(0.11)	–	(0.11)	10.48	(1.26)	35,406	1.41		1.61		1.18		37
Class C
Six months ended 04/30/21	10.28	0.03	3.33	3.36	(0.01)	–	(0.01)	13.63	32.73	1,923	1.87	(d)	2.37	(d)	0.44	(d)	61
Year ended 10/31/20	10.40	0.04	(0.03)	0.01	(0.13)	–	(0.13)	10.28	0.06	1,827	1.87		2.43		0.38		61
Year ended 10/31/19	10.31	0.12	0.71	0.83	(0.05)	(0.69)	(0.74)	10.40	8.98	2,775	1.87		2.41		1.22		28
Year ended 10/31/18	12.10	0.09	(1.79)	(1.70)	(0.09)	–	(0.09)	10.31	(14.14)	6,022	1.87		2.42		0.79		73
Year ended 10/31/17	10.20	0.07	1.92	1.99	(0.09)	–	(0.09)	12.10	19.64	8,476	1.90		2.45		0.63		61
Year ended 10/31/16	10.44	0.04	(0.26)	(0.22)	(0.02)	–	(0.02)	10.20	(2.06)	8,581	2.16		2.36		0.43		37
Class R
Six months ended 04/30/21	10.57	0.06	3.42	3.48	(0.08)	–	(0.08)	13.97	33.04	1,776	1.37	(d)	1.87	(d)	0.94	(d)	61
Year ended 10/31/20	10.69	0.09	(0.01)	0.08	(0.20)	–	(0.20)	10.57	0.67	1,329	1.37		1.93		0.88		61
Year ended 10/31/19	10.60	0.17	0.73	0.90	(0.12)	(0.69)	(0.81)	10.69	9.52	1,105	1.37		1.91		1.72		28
Year ended 10/31/18	12.44	0.16	(1.84)	(1.68)	(0.16)	–	(0.16)	10.60	(13.73)	1,414	1.37		1.92		1.29		73
Year ended 10/31/17	10.49	0.12	1.97	2.09	(0.14)	–	(0.14)	12.44	20.21	2,201	1.40		1.95		1.13		61
Year ended 10/31/16	10.74	0.09	(0.26)	(0.17)	(0.08)	–	(0.08)	10.49	(1.54)	2,180	1.66		1.86		0.93		37
Class Y
Six months ended 04/30/21	10.74	0.10	3.47	3.57	(0.14)	–	(0.14)	14.17	33.40	7,029	0.87	(d)	1.37	(d)	1.44	(d)	61
Year ended 10/31/20	10.87	0.14	(0.01)	0.13	(0.26)	–	(0.26)	10.74	1.11	4,407	0.87		1.43		1.38		61
Year ended 10/31/19	10.78	0.23	0.73	0.96	(0.18)	(0.69)	(0.87)	10.87	10.09	4,465	0.87		1.41		2.22		28
Year ended 10/31/18	12.65	0.22	(1.87)	(1.65)	(0.22)	–	(0.22)	10.78	(13.33)	5,738	0.87		1.42		1.79		73
Year ended 10/31/17	10.66	0.19	2.00	2.19	(0.20)	–	(0.20)	12.65	20.88	6,226	0.90		1.45		1.63		61
Year ended 10/31/16	10.92	0.15	(0.27)	(0.12)	(0.14)	–	(0.14)	10.66	(1.06)	3,431	1.16		1.36		1.43		37
Investor Class
Six months ended 04/30/21	10.73	0.08	3.46	3.54	(0.11)	–	(0.11)	14.16	33.14	10,066	1.12	(d)	1.62	(d)	1.19	(d)	61
Year ended 10/31/20	10.85	0.12	(0.01)	0.11	(0.23)	–	(0.23)	10.73	0.94	7,848	1.12		1.68		1.13		61
Year ended 10/31/19	10.76	0.20	0.73	0.93	(0.15)	(0.69)	(0.84)	10.85	9.77	8,886	1.12		1.66		1.97		28
Year ended 10/31/18	12.63	0.19	(1.87)	(1.68)	(0.19)	–	(0.19)	10.76	(13.55)	9,037	1.12		1.67		1.54		73
Year ended 10/31/17	10.65	0.16	1.99	2.15	(0.17)	–	(0.17)	12.63	20.50	14,503	1.15		1.70		1.38		61
Year ended 10/31/16	10.90	0.12	(0.26)	(0.14)	(0.11)	–	(0.11)	10.65	(1.24)	10,280	1.41		1.61		1.18		37
Class R5
Six months ended 04/30/21	10.46	0.09	3.38	3.47	(0.14)	–	(0.14)	13.79	33.34	4,408	0.87	(d)	1.06	(d)	1.44	(d)	61
Year ended 10/31/20	10.59	0.14	(0.01)	0.13	(0.26)	–	(0.26)	10.46	1.14	3,318	0.87		1.12		1.38		61
Year ended 10/31/19	10.53	0.22	0.71	0.93	(0.18)	(0.69)	(0.87)	10.59	10.04	3,282	0.87		1.10		2.22		28
Year ended 10/31/18	12.36	0.22	(1.83)	(1.61)	(0.22)	–	(0.22)	10.53	(13.32)	3,017	0.87		1.15		1.79		73
Year ended 10/31/17	10.44	0.18	1.95	2.13	(0.21)	–	(0.21)	12.36	20.82	3,474	0.90		1.15		1.63		61
Year ended 10/31/16	10.71	0.16	(0.26)	(0.10)	(0.17)	–	(0.17)	10.44	(0.83)	2,832	1.03		1.04		1.56		37
Class R6
Six months ended 04/30/21	10.46	0.09	3.38	3.47	(0.14)	–	(0.14)	13.79	33.34	16,683	0.87	(d)	1.06	(d)	1.44	(d)	61
Year ended 10/31/20	10.59	0.14	(0.01)	0.13	(0.26)	–	(0.26)	10.46	1.14	12,508	0.87		1.12		1.38		61
Year ended 10/31/19	10.53	0.22	0.71	0.93	(0.18)	(0.69)	(0.87)	10.59	10.04	19,188	0.87		1.10		2.22		28
Year ended 10/31/18	12.35	0.22	(1.82)	(1.60)	(0.22)	–	(0.22)	10.53	(13.25)	11,560	0.87		1.15		1.79		73
Year ended 10/31/17	10.43	0.18	1.96	2.14	(0.22)	–	(0.22)	12.35	20.85	15,702	0.90		1.15		1.63		61
Year ended 10/31/16	10.71	0.16	(0.27)	(0.11)	(0.17)	–	(0.17)	10.43	(0.91)	26,480	1.02		1.03		1.57		37

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $30,394, $2,015, $1,669, $6,066, $9,782, $4,175 and $15,782 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco International Core Equity Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                     Invesco International Core Equity Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                     Invesco International Core Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.750%

Next $500 million	0.650%

From $1 billion	0.550%

From $2 billion	0.450%

From $4 billion	0.400%

From $6 billion	0.375%

Over $8 billion	0.350%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $65,800 and reimbursed class level expenses of $46,731, $3,098, $2,566, $9,326, $15,040, $35 and $86 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14                     Invesco International Core Equity Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $2,811 in front-end sales commissions from the sale of Class A shares and $0 and $52 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $289 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$516,852	$–	$–	$ 516,852
Australia	–	4,755,344	–	4,755,344
Austria	–	1,648,038	–	1,648,038
Belgium	–	1,743,907	–	1,743,907
Brazil	–	632,922	–	632,922
Canada	1,268,967	–	–	1,268,967
China	2,009,079	–	–	2,009,079
Denmark	–	612,920	–	612,920
Finland	–	454,723	–	454,723
France	–	6,483,734	–	6,483,734
Germany	–	6,734,604	–	6,734,604
Hong Kong	–	1,383,106	–	1,383,106
India	703,090	983,860	–	1,686,950
Italy	–	1,191,992	–	1,191,992
Japan	–	11,934,513	–	11,934,513
Netherlands	–	5,964,989	–	5,964,989
Singapore	–	1,209,039	–	1,209,039
South Korea	–	1,007,229	–	1,007,229
Spain	538,655	3,797,508	–	4,336,163
Sweden	–	2,653,358	–	2,653,358
Switzerland	1,079,565	4,321,473	–	5,401,038
United Kingdom	–	8,999,611	–	8,999,611
United States	–	833,318	–	833,318
Money Market Funds	204,415	382,500	–	586,915
Total Investments	$6,320,623	$67,728,688	$–	$74,049,311

15                     Invesco International Core Equity Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $260.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total
Not subject to expiration		$–	$9,348,271	$9,348,271

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $41,312,506 and $41,550,558, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$13,941,522

Aggregate unrealized (depreciation) of investments	(606,649)

Net unrealized appreciation of investments	$13,334,873

Cost of investments for tax purposes is $60,714,438.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Class A	157,157	$2,136,801	184,539	$1,890,072

Class C	49,437	629,404	31,411	310,780

Class R	15,189	201,862	47,193	498,094

Class Y	187,353	2,597,590	160,486	1,685,967

Investor Class	12,107	160,604	24,356	260,480

Class R5	112	1,511	296	2,911

Class R6	1,402	18,622	682	7,326

16                     Invesco International Core Equity Fund

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	19,390	$245,478	50,386	$553,747

Class C	179	2,231	3,122	33,715

Class R	833	10,604	2,103	23,237

Class Y	4,367	56,287	9,061	101,302

Investor Class	6,234	80,414	16,321	182,631

Class R5	3,615	45,375	7,413	80,731

Class R6	13,657	171,257	42,985	468,107

Automatic conversion of Class C shares to Class A shares:
Class A	29,782	382,995	24,578	255,644

Class C	(30,327)	(382,995)	(25,107)	(255,644)

Reacquired:
Class A	(197,938)	(2,609,823)	(538,063)	(5,429,685)

Class C	(55,885)	(715,653)	(98,659)	(1,002,647)

Class R	(14,579)	(197,055)	(26,905)	(261,196)

Class Y	(105,853)	(1,444,894)	(170,187)	(1,701,420)

Investor Class	(39,150)	(539,038)	(127,867)	(1,351,669)

Class R5	(1,318)	(16,446)	(423)	(4,701)

Class R6	(1,174)	(15,687)	(659,879)	(5,998,445)

Net increase (decrease) in share activity	54,590	$819,444	(1,042,158)	$(9,650,663)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17                     Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(11/01/20)	(04/30/21)[1]	Period[2]	(04/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,332.00	$6.48	$1,019.24	$5.61	1.12%
Class C	1,000.00	1,327.30	10.79	1,015.52	9.35	1.87
Class R	1,000.00	1,329.40	7.91	1,018.00	6.85	1.37
Class Y	1,000.00	1,334.00	5.03	1,020.48	4.36	0.87
Investor Class	1,000.00	1,331.40	6.47	1,019.24	5.61	1.12
Class R5	1,000.00	1,333.40	5.03	1,020.48	4.36	0.87
Class R6	1,000.00	1,333.40	5.03	1,020.48	4.36	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                     Invesco International Core Equity Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	I-ICE-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco International Equity Fund
Nasdaq:
A: QIVAX ∎ C: QIVCX ∎ R: QIVNX ∎ Y: QIVYX ∎ R5: INEQX ∎ R6: QIVIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.32%
Class C Shares	21.90
Class R Shares	22.22
Class Y Shares	22.59
Class R5 Shares	22.60
Class R6 Shares	22.59
MSCI All Country World ex USA Index▼	27.40
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2                      Invesco International Equity Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (7/2/90)	6.63%
10 Years	4.66
5 Years	8.76
1 Year	34.16

Class C Shares
Inception (9/1/93)	6.58%
10 Years	4.61
5 Years	9.19
1 Year	39.98

Class R Shares
Inception (3/1/01)	4.48%
10 Years	4.98
5 Years	9.73
1 Year	41.69

Class Y Shares
Inception (11/13/08)	10.10%
10 Years	5.60
5 Years	10.38
1 Year	42.59

Class R5 Shares
10 Years	5.34%
5 Years	10.19
1 Year	42.65

Class R6 Shares
Inception (3/28/13)	7.70%
5 Years	10.47
1 Year	42.61

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Equity Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Equity Fund. Note: The Fund was subsequently renamed the Invesco International Equity Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco International Equity Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-94.31%
Australia-1.44%
BHP Group Ltd., ADR	305,482	$22,226,870

China-9.19%
Alibaba Group Holding Ltd., ADR(a)	109,115	25,200,109
Autohome, Inc., ADR	64,494	5,980,529
Baidu, Inc., ADR(a)	150,211	31,593,880
China Resources Cement Holdings Ltd.	11,594,000	12,642,291
Geely Automobile Holdings Ltd.	2,811,000	7,256,635
JD.com, Inc., ADR(a)	79,291	6,133,952
Tencent Holdings Ltd.	248,300	19,857,311
Tencent Music Entertainment Group, ADR(a)	568,849	9,909,349
Trip.com Group Ltd., ADR(a)	518,742	20,272,437
Weimob, Inc.(a)(b)	1,378,000	2,997,915
		141,844,408

Denmark-2.84%
Carlsberg A/S, Class B	114,589	20,072,690
Novo Nordisk A/S, Class B	320,719	23,704,687
		43,777,377

France-9.35%
Air Liquide S.A.	217,447	36,624,688
Airbus SE(a)	135,261	16,244,744
Edenred	109,906	6,228,968
Kering S.A.	24,473	19,604,199
L’Oreal S.A.	20,241	8,312,782
Societe Generale S.A.(a)	1,276,344	36,334,677
Valeo S.A.	362,970	11,752,142
Worldline S.A.(a)(b)	93,906	9,213,311
		144,315,511

Germany-11.63%
adidas AG(a)	96,950	29,938,398
Continental AG(a)	159,907	21,659,334
Fresenius Medical Care AG & Co. KGaA	198,876	15,829,663
Infineon Technologies AG	460,039	18,577,888
SAP SE	257,512	36,222,229
Siemens AG	169,122	28,226,146
Siemens Healthineers AG(b)	198,995	11,378,948
Volkswagen AG, Preference Shares	67,801	17,705,323
		179,537,929

Japan-18.51%
Bandai Namco Holdings, Inc.	163,500	11,991,217
Hitachi Ltd.	582,600	28,702,579
ITOCHU Corp.	195,600	6,102,444
Komatsu Ltd.	702,400	20,616,152
Marubeni Corp.	3,227,500	26,853,484
Mitsubishi Electric Corp.	1,627,900	25,072,948
Nabtesco Corp.	77,500	3,488,153
Nintendo Co. Ltd.	30,200	17,302,141
ORIX Corp.	1,149,000	18,576,998
Recruit Holdings Co. Ltd.	461,800	20,888,494
SCREEN Holdings Co. Ltd.	166,900	15,995,772

	Shares	Value
Japan-(continued)
Sekisui House Ltd.	807,900	$16,336,245
Shiseido Co. Ltd.	83,700	6,074,774
Sony Group Corp.	388,800	38,912,823
TDK Corp.	211,900	28,708,585
		285,622,809

Macau-1.38%
Wynn Macau Ltd.(a)	11,106,400	21,331,634

Netherlands-4.61%
Akzo Nobel N.V.	180,977	21,732,612
ING Groep N.V.	1,663,445	21,266,825
NXP Semiconductors N.V.	99,556	19,165,525
Prosus N.V.	82,248	8,918,147
		71,083,109

New Zealand-0.99%
Spark New Zealand Ltd.	4,843,510	15,236,100

Singapore-0.95%
Oversea-Chinese Banking Corp. Ltd.	1,605,200	14,723,112

South Africa-3.35%
Anglo American PLC	1,216,315	51,648,595

South Korea-6.97%
Kangwon Land, Inc.(a)	200,206	4,549,401
Korea Zinc Co. Ltd.	20,890	8,362,179
Samsung Electro-Mechanics Co. Ltd.	174,840	27,951,292
Samsung Electronics Co. Ltd.	409,403	29,916,024
SK Hynix, Inc.	321,650	36,826,525
		107,605,421

Spain-0.99%
Amadeus IT Group S.A.(a)	115,981	7,897,856
Repsol S.A.	621,659	7,409,988
		15,307,844

Switzerland-6.39%
Adecco Group AG	171,610	11,617,890
Cie Financiere Richemont S.A.	241,779	24,809,231
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	138,702	59,232
SGS S.A.	5,628	16,669,053
STMicroelectronics N.V., New York Shares	571,279	21,302,994
UBS Group AG	1,582,911	24,211,122
		98,669,522

Taiwan-0.65%
Hon Hai Precision Industry Co. Ltd.	2,386,000	9,987,528

Thailand-0.54%
CP ALL PCL, Foreign Shares(a)	4,121,800	8,268,941

United Kingdom-8.56%
Burberry Group PLC(a)	183,958	5,234,280
Diageo PLC	633,291	28,428,984
Entain PLC(a)	1,019,708	23,811,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco International Equity Fund

	Shares	Value
United Kingdom–(continued)
Prudential PLC	657,283	$13,922,728
Royal Dutch Shell PLC, Class B, ADR	724,845	25,956,699
Standard Chartered PLC	1,369,864	9,832,332
THG PLC(a)	556,522	4,764,675
Unilever PLC	344,760	20,214,821
		132,165,568

United States–5.97%
James Hardie Industries PLC, CDI	490,687	16,242,115
Las Vegas Sands Corp.(a)	197,469	12,096,951
Medtronic PLC	230,070	30,120,765
QUALCOMM, Inc.	191,964	26,644,603
TE Connectivity Ltd.	52,783	7,097,730
		92,202,164
Total Common Stocks & Other Equity Interests (Cost $1,084,165,053)		1,455,554,442

	Shares	Value
Money Market Funds–4.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	22,282,869	$22,282,869

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	15,909,557	15,915,921

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	25,466,136	25,466,136

Total Money Market Funds (Cost $63,664,926)		63,664,926

TOTAL INVESTMENTS IN SECURITIES–98.44% (Cost $1,147,829,979)		1,519,219,368

OTHER ASSETS LESS LIABILITIES–1.56%		24,152,461

NET ASSETS–100.00%		$1,543,371,829

Investment Abbreviations:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

Wts. – Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $23,590,174, which represented 1.53% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,030,837	$157,831,845	$(160,579,813)	$ -	$ -	$22,282,869	$1,431
Invesco Liquid Assets Portfolio, Institutional Class	17,877,708	112,737,032	(114,698,991)	1,074	(902)	15,915,921	1,354
Invesco Treasury Portfolio, Institutional Class	28,606,671	180,379,251	(183,519,786)	-	-	25,466,136	638
Total	$71,515,216	$450,948,128	$(458,798,590)	$1,074	$(902)	$63,664,926	$3,423

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	21.52%
Information Technology	19.75
Industrials	13.25
Materials	10.98
Financials	9.00
Communication Services	6.48
Consumer Staples	5.92
Health Care	5.25
Energy	2.16
Money Market Funds Plus Other Assets Less Liabilities	5.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco International Equity Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $1,084,165,053)	$1,455,554,442

Investments in affiliated money market funds, at value (Cost $63,664,926)	63,664,926

Cash	1,579,886

Foreign currencies, at value (Cost $2,129,498)	2,141,604

Receivable for:
Investments sold	20,099,225

Fund shares sold	126,780

Dividends	7,869,678

Interest	46

Investment for trustee deferred compensation and retirement plans	88,648

Other assets	89,155

Total assets	1,551,214,390

Liabilities:
Payable for:
Investments purchased	6,375,350

Fund shares reacquired	735,908

Accrued fees to affiliates	451,471

Accrued trustees’ and officers’ fees and benefits	6,715

Accrued other operating expenses	126,158

Trustee deferred compensation and retirement plans	146,959

Total liabilities	7,842,561

Net assets applicable to shares outstanding	$1,543,371,829

Net assets consist of:
Shares of beneficial interest	$1,173,908,474

Distributable earnings	369,463,355

$1,543,371,829

Net Assets:

Class A	$196,044,175

Class C	$14,508,869

Class R	$25,544,901

Class Y	$103,966,289

Class R5	$13,797

Class R6	$1,203,293,798

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,367,016

Class C	614,910

Class R	973,453

Class Y	3,869,604

Class R5	518

Class R6	45,417,531

Class A:
Net asset value per share	$26.61

Maximum offering price per share (Net asset value of $26.61 ÷ 94.50%)	$28.16

Class C:
Net asset value and offering price per share	$23.60

Class R:
Net asset value and offering price per share	$26.24

Class Y:
Net asset value and offering price per share	$26.87

Class R5:
Net asset value and offering price per share	$26.64

Class R6:
Net asset value and offering price per share	$26.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco International Equity Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,593,479)	$13,617,504

Dividends from affiliated money market funds	3,423

Total investment income	13,620,927

Expenses:
Advisory fees	5,682,572

Administrative services fees	108,861

Custodian fees	64,592

Distribution fees:
Class A	240,735

Class C	78,296

Class R	60,911

Transfer agent fees – A, C, R and Y	343,258

Trustees’ and officers’ fees and benefits	10,959

Registration and filing fees	58,748

Reports to shareholders	31,241

Professional services fees	27,360

Other	17,374

Total expenses	6,724,907

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(111,826)

Net expenses	6,613,081

Net investment income	7,007,846

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:

Unaffiliated investment securities	209,951,218

Affiliated investment securities	(902)

Foreign currencies	(172,707)

209,777,609

Change in net unrealized appreciation of:
Unaffiliated investment securities	79,019,657

Affiliated investment securities	1,074

Foreign currencies	88,958

79,109,689

Net realized and unrealized gain	288,887,298

Net increase in net assets resulting from operations	$295,895,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$7,007,846	$11,969,422

Net realized gain	209,777,609	35,333,021

Change in net unrealized appreciation	79,109,689	51,177,632

Net increase in net assets resulting from operations	295,895,144	98,480,075

Distributions to shareholders from distributable earnings:
Class A	(892,289)	(2,775,282)

Class C	–	(169,926)

Class R	(65,532)	(265,548)

Class Y	(717,019)	(1,354,131)

Class R5	(112)	(208)

Class R6	(10,102,777)	(29,039,080)

Total distributions from distributable earnings	(11,777,729)	(33,604,175)

Share transactions–net:
Class A	(8,959,440)	(20,472,900)

Class C	(3,789,885)	(5,550,925)

Class R	414,314	(316,461)

Class Y	11,368,110	(1,192,937)

Class R6	(71,810,052)	(518,104,676)

Net increase (decrease) in net assets resulting from share transactions	(72,776,953)	(545,637,899)

Net increase (decrease) in net assets	211,340,462	(480,761,999)

Net assets:
Beginning of period	1,332,031,367	1,812,793,366

End of period	$1,543,371,829	$1,332,031,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$21.86	$0.07	$4.80	$4.87	$(0.12)	$26.61	22.32%	$196,044	1.23	%(e)	1.25	%(e)	0.57	%(e)	52%
Year ended 10/31/20	20.82	0.08	1.28	1.36	(0.32)	21.86	6.57	168,596	1.23		1.28		0.39		69
Eleven months ended 10/31/19	19.44	0.31	1.29	1.60	(0.22)	20.82	8.38	181,695	1.22	(f)	1.24	(f)	1.69	(f)	54
Year ended 11/30/18	22.23	0.27	(3.06)	(2.79)	(0.00)	19.44	(12.55)	189,130	1.23		1.24		1.23		85
Year ended 11/30/17	17.40	0.18	5.00	5.18	(0.35)	22.23	30.33	222,358	1.27		1.28		0.92		83
Year ended 11/30/16	17.56	0.25	(0.31)	(0.06)	(0.10)	17.40	(0.31)	166,493	1.31		1.32		1.43		79
Year ended 11/30/15	18.39	0.11	(0.60)	(0.49)	(0.34)	17.56	(2.60)	169,107	1.30		1.30		0.59		79
Class C
Six months ended 04/30/21	19.36	(0.02)	4.26	4.24	-	23.60	21.90	14,509	1.98	(e)	2.00	(e)	(0.18	)(e)	52
Year ended 10/31/20	18.45	(0.07)	1.14	1.07	(0.16)	19.36	5.81	15,113	1.98		2.03		(0.36)		69
Eleven months ended 10/31/19	17.23	0.15	1.15	1.30	(0.08)	18.45	7.59	20,057	1.98	(f)	1.99	(f)	0.93	(f)	54
Year ended 11/30/18	19.84	0.09	(2.70)	(2.61)	-	17.23	(13.20)	34,738	1.98		1.99		0.48		85
Year ended 11/30/17	15.56	0.03	4.47	4.50	(0.22)	19.84	29.42	40,178	2.03		2.04		0.19		83
Year ended 11/30/16	15.73	0.10	(0.27)	(0.17)	-	15.56	(1.08)	30,895	2.07		2.08		0.66		79
Year ended 11/30/15	16.51	(0.03)	(0.53)	(0.56)	(0.22)	15.73	(3.34)	35,938	2.06		2.06		(0.17)		79
Class R
Six months ended 04/30/21	21.53	0.04	4.74	4.78	(0.07)	26.24	22.22	25,545	1.48	(e)	1.50	(e)	0.32	(e)	52
Year ended 10/31/20	20.52	0.03	1.25	1.28	(0.27)	21.53	6.27	20,619	1.48		1.53		0.14		69
Eleven months ended 10/31/19	19.18	0.26	1.27	1.53	(0.19)	20.52	8.10	20,044	1.47	(f)	1.49	(f)	1.44	(f)	54
Year ended 11/30/18	21.98	0.21	(3.01)	(2.80)	-	19.18	(12.74)	17,112	1.48		1.49		0.98		85
Year ended 11/30/17	17.21	0.13	4.94	5.07	(0.30)	21.98	29.99	13,223	1.52		1.53		0.65		83
Year ended 11/30/16	17.37	0.20	(0.30)	(0.10)	(0.06)	17.21	(0.55)	8,410	1.56		1.57		1.18		79
Year ended 11/30/15	18.20	0.06	(0.59)	(0.53)	(0.30)	17.37	(2.89)	8,098	1.56		1.56		0.33		79
Class Y
Six months ended 04/30/21	22.10	0.12	4.85	4.97	(0.20)	26.87	22.59	103,966	0.85	(e)	1.00	(e)	0.95	(e)	52
Year ended 10/31/20	21.04	0.16	1.29	1.45	(0.39)	22.10	6.94	75,777	0.85		1.03		0.77		69
Eleven months ended 10/31/19	19.67	0.38	1.30	1.68	(0.31)	21.04	8.73	74,540	0.84	(f)	0.99	(f)	2.06	(f)	54
Year ended 11/30/18	22.46	0.35	(3.07)	(2.72)	(0.07)	19.67	(12.16)	138,750	0.85		1.00		1.63		85
Year ended 11/30/17	17.59	0.21	5.06	5.27	(0.40)	22.46	30.63	57,166	1.02		1.03		1.01		83
Year ended 11/30/16	17.75	0.27	(0.28)	(0.01)	(0.15)	17.59	(0.03)	15,965	1.06		1.07		1.54		79
Year ended 11/30/15	18.59	0.15	(0.60)	(0.45)	(0.39)	17.75	(2.37)	10,789	1.06		1.06		0.84		79
Class R5
Six months ended 04/30/21	21.92	0.13	4.81	4.94	(0.22)	26.64	22.60	14	0.79	(e)	0.79	(e)	1.01	(e)	52
Year ended 10/31/20	20.86	0.17	1.29	1.46	(0.40)	21.92	7.04	11	0.79		0.79		0.83		69
Period ended 10/31/19(g)	19.31	0.18	1.37	1.55	-	20.86	8.03	11	0.82	(f)	0.82	(f)	2.09	(f)	54
Class R6
Six months ended 04/30/21	21.80	0.13	4.78	4.91	(0.22)	26.49	22.59	1,203,294	0.79	(e)	0.79	(e)	1.01	(e)	52
Year ended 10/31/20	20.75	0.17	1.28	1.45	(0.40)	21.80	7.04	1,051,915	0.79		0.79		0.83		69
Eleven months ended 10/31/19	19.40	0.38	1.29	1.67	(0.32)	20.75	8.77	1,516,446	0.79	(f)	0.80	(f)	2.11	(f)	54
Year ended 11/30/18	22.17	0.35	(3.03)	(2.68)	(0.09)	19.40	(12.20)	1,566,488	0.81		0.82		1.65		85
Year ended 11/30/17	17.36	0.23	5.01	5.24	(0.43)	22.17	30.96	1,505,578	0.83		0.83		1.17		83
Year ended 11/30/16	17.53	0.32	(0.30)	0.02	(0.19)	17.36	0.11	689,409	0.86		0.87		1.85		79
Year ended 11/30/15	18.37	0.19	(0.60)	(0.41)	(0.43)	17.53	(2.16)	716,793	0.86		0.86		1.03		79

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.01%, 0.00%, 0.01% and 0.01% for the eleven months ended October 31, 2019 and the years ended November 30, 2018, 2017, 2016 and 2015, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $194,184, $15,789, $24,566, $95,234, $13 and $1,195,764 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco International Equity Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations –Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                      Invesco International Equity Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J. Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

12                      Invesco International Equity Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.850%
Next $500 million	0.750%
Next $1 billion	0.700%
Next $3 billion	0.670%
Over $5 billion	0.650%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.85%, 0.85% and 0.80%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $12,250 and reimbursed class level expenses of $21,772, $1,717, $2,773, $72,389, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $10,192 in front-end sales commissions from the sale of Class A shares and $0 and $113 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

13                     Invesco International Equity Fund

For the six months ended April 30, 2021, the Fund incurred $31,057 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$22,226,870	$–	$–	$22,226,870
China	99,090,256	42,754,152	–	141,844,408
Denmark	–	43,777,377	–	43,777,377
France	–	144,315,511	–	144,315,511
Germany	–	179,537,929	–	179,537,929
Japan	–	285,622,809	–	285,622,809
Macau	–	21,331,634	–	21,331,634
Netherlands	19,165,525	51,917,584	–	71,083,109
New Zealand	–	15,236,100	–	15,236,100
Singapore	–	14,723,112	–	14,723,112
South Africa	–	51,648,595	–	51,648,595
South Korea	–	107,605,421	–	107,605,421
Spain	–	15,307,844	–	15,307,844
Switzerland	21,362,226	77,307,296	–	98,669,522
Taiwan	–	9,987,528	–	9,987,528
Thailand	8,268,941	–	–	8,268,941
United Kingdom	25,956,699	106,208,869	–	132,165,568
United States	75,960,049	16,242,115	–	92,202,164
Money Market Funds	63,664,926	–	–	63,664,926
Total Investments	$335,695,492	$1,183,523,876	$–	$1,519,219,368

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $925.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

14                      Invesco International Equity Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$185,578,418	$20,854,704	$206,433,122

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $743,961,791 and $803,663,377, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$372,157,895
Aggregate unrealized (depreciation) of investments	(12,940,162)
Net unrealized appreciation of investments	$359,217,733

Cost of investments for tax purposes is $1,160,001,635.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	419,707	$10,771,934	692,436	$14,038,067
Class C	63,231	1,451,584	114,026	2,087,210
Class R	130,491	3,349,934	244,930	5,060,552
Class Y	1,095,371	28,712,746	1,419,957	30,169,133
Class R6	1,101,575	29,141,385	2,256,324	44,129,576

Issued as reinvestment of dividends:
Class A	32,590	803,351	116,635	2,519,320
Class C	—	—	8,411	161,900
Class R	2,691	65,479	12,437	265,283
Class Y	26,706	663,640	55,002	1,196,848
Class R6	412,337	10,102,244	1,352,711	29,029,171

Automatic conversion of Class C shares to Class A shares:
Class A	121,300	3,098,997	81,171	1,691,345
Class C	(136,523)	(3,098,997)	(91,367)	(1,691,345)

Reacquired:
Class A	(920,577)	(23,633,722)	(1,903,130)	(38,721,632)
Class C	(92,546)	(2,142,472)	(337,212)	(6,108,690)
Class R	(117,222)	(3,001,099)	(276,642)	(5,642,296)
Class Y	(681,560)	(18,008,276)	(1,589,474)	(32,558,918)
Class R6	(4,349,338)	(111,053,681)	(28,424,686)	(591,263,423)
Net increase (decrease) in share activity	(2,891,767)	$(72,776,953)	(26,268,471)	$(545,637,899)

(a)	75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15                     Invesco International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,223.20	$6.78	$1,018.70	$6.16	1.23%
Class C	1,000.00	1,219.00	10.89	1,014.98	9.89	1.98
Class R	1,000.00	1,222.20	8.15	1,017.46	7.40	1.48
Class Y	1,000.00	1,225.90	4.69	1,020.58	4.26	0.85
Class R5	1,000.00	1,226.00	4.36	1,020.88	3.96	0.79
Class R6	1,000.00	1,225.90	4.36	1,020.88	3.96	0.79

1

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                     Invesco International Equity Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IEQ-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco International Growth Fund
Nasdaq:
A: AIIEX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.21%
Class C Shares	21.73
Class R Shares	22.03
Class Y Shares	22.33
Class R5 Shares	22.39
Class R6 Shares	22.44
MSCI All Country World ex-USA Index▼ (Broad Market Index)	27.40
Custom Invesco International Growth Index∎ (Style-Specific Index)	20.14
Lipper International Large-Cap Growth Funds Index♦ (Peer Group Index)	22.66

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-USA Growth Index thereafter. The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The MSCI All Country World ex-USA Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets, excluding the US. Both MSCI indexes are computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.51%
10 Years	5.25
5 Years	7.68
1 Year	33.08

Class C Shares
Inception (8/4/97)	5.55%
10 Years	5.21
5 Years	8.09
1 Year	38.76

Class R Shares
Inception (6/3/02)	7.25%
10 Years	5.58
5 Years	8.64
1 Year	40.45

Class Y Shares
Inception (10/3/08)	7.79%
10 Years	6.11
5 Years	9.17
1 Year	41.13

Class R5 Shares
Inception (3/15/02)	7.96%
10 Years	6.21
5 Years	9.27
1 Year	41.27

Class R6 Shares
10 Years	6.23%
5 Years	9.36
1 Year	41.42

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco International Growth Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.47%

Australia–0.57%
CSL Ltd.	102,836	$ 21,438,603

Brazil–2.10%
B3 S.A. - Brasil, Bolsa, Balcao	8,303,802	78,726,411

Canada–7.91%
Bank of Nova Scotia (The)	461,577	29,392,370
Canadian National Railway Co.	620,154	66,765,634
CGI, Inc., Class A(a)	1,334,267	118,050,308
Magna International, Inc.	510,319	48,194,142
Ritchie Bros. Auctioneers, Inc.	531,885	33,834,836
		296,237,290

China–13.09%
Alibaba Group Holding Ltd., ADR(a)	417,127	96,335,481
China Mengniu Dairy Co. Ltd.(a)	9,498,000	50,842,811
JD.com, Inc., ADR(a)	878,477	67,958,981
Kweichow Moutai Co. Ltd., A Shares	51,574	15,963,207
New Oriental Education & Technology Group, Inc., ADR(a)	3,071,118	46,865,261
Tencent Holdings Ltd.	1,398,000	111,802,339
Wuliangye Yibin Co. Ltd., A Shares	546,576	24,047,255
Yum China Holdings, Inc.	1,209,098	76,076,446
		489,891,781

Denmark–2.56%
Carlsberg A/S, Class B	285,693	50,045,177
Novo Nordisk A/S, Class B	621,438	45,931,153
		95,976,330

France–5.48%
LVMH Moet Hennessy Louis Vuitton SE	51,391	38,679,474
Pernod Ricard S.A.	151,920	31,172,394
Sanofi	409,136	42,902,215
Schneider Electric SE	577,061	92,261,567
		205,015,650

Germany–2.64%
Deutsche Boerse AG	378,676	65,350,368
Knorr-Bremse AG	272,743	33,501,548
		98,851,916

Hong Kong–2.15%
AIA Group Ltd.	6,323,600	80,387,939

India–2.09%
HDFC Bank Ltd., ADR(a)	1,112,623	78,195,144

Ireland–4.02%
CRH PLC	1,198,512	56,633,815
Flutter Entertainment PLC(a)	242,316	49,648,958
ICON PLC(a)	203,571	44,164,729
		150,447,502

Italy–2.22%
FinecoBank Banca Fineco S.p.A.(a)	4,811,064	83,009,869

	Shares	Value
Japan–12.53%
Asahi Group Holdings Ltd.	698,700	$ 29,199,832
FANUC Corp.	101,812	23,473,851
Hoya Corp.	369,000	42,011,804
Keyence Corp.	47,200	22,700,563
Koito Manufacturing Co. Ltd.	794,000	49,514,787
Komatsu Ltd.	1,765,400	51,816,280
Nidec Corp.	211,800	24,551,117
Olympus Corp.	3,819,800	78,584,529
SMC Corp.	52,500	30,500,657
Sony Group Corp.	878,500	87,924,163
TIS, Inc.	1,162,700	28,782,485
		469,060,068

Macau–1.49%
Galaxy Entertainment Group Ltd.(a)	6,373,090	55,954,923

Mexico–2.67%
Wal-Mart de Mexico S.A.B. de C.V., Series V	30,568,848	100,065,178

Netherlands–5.17%
ASML Holding N.V.	67,726	44,093,399
Heineken N.V.	343,251	39,793,088
Prosus N.V.	313,889	34,034,970
Wolters Kluwer N.V.	835,089	75,591,076
		193,512,533

Singapore–1.08%
United Overseas Bank Ltd.	2,017,566	40,331,557

South Korea–4.30%
NAVER Corp.	221,459	71,363,403
Samsung Electronics Co. Ltd.	1,227,640	89,706,494
		161,069,897

Sweden–4.68%
Investor AB, Class B	1,112,940	94,534,365
Sandvik AB(b)	3,272,831	80,844,989
		175,379,354

Switzerland–5.83%
Alcon, Inc.(a)	272,115	20,426,591
Kuehne + Nagel International AG, Class R	195,053	58,301,069
Logitech International S.A., Class R	279,227	31,237,663
Nestle S.A.	587,475	70,037,330
Roche Holding AG	117,213	38,189,111
		218,191,764

Taiwan–2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,772,887	103,427,554

United Kingdom–4.00%
Ashtead Group PLC	618,043	39,687,084
Linde PLC	230,854	65,987,307
WPP PLC	3,268,094	44,017,444
		149,691,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco International Growth Fund

	Shares	Value
United States–8.13%
Amcor PLC, CDI	4,899,219	$57,220,880
Booking Holdings, Inc.(a)	21,141	52,135,397
Broadcom, Inc.	222,285	101,406,417
Philip Morris International, Inc.	983,933	93,473,635
		304,236,329
Total Common Stocks & Other Equity Interests (Cost $2,144,879,923)		3,649,099,427

Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	20,641,002	20,641,002
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	15,806,208	15,812,530
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	23,589,717	23,589,717
Total Money Market Funds (Cost $60,039,431)		60,043,249
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.07% (Cost $2,204,919,354)		3,709,142,676

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.23%
Invesco Private Government Fund, 0.01%(c)(d)(e)	33,356,066	$33,356,066

Invesco Private Prime Fund, 0.11%(c)(d)(e)	50,014,094	50,034,100

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,390,166)		83,390,166

TOTAL INVESTMENTS IN SECURITIES–101.30% (Cost $2,288,309,520)		3,792,532,842

OTHER ASSETS LESS LIABILITIES–(1.30)%		(48,596,374)

NET ASSETS–100.00%		$3,743,936,468

Investment Abbreviations:

ADR – American Depositary Receipt

CDI  – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,972,261	$170,933,709	$(177,264,968)	$-	$-	$20,641,002	$3,268
Invesco Liquid Assets Portfolio, Institutional Class	20,334,690	122,095,507	(126,617,834)	1,145	(978)	15,812,530	4,533
Invesco Treasury Portfolio, Institutional Class	30,825,441	195,352,810	(202,588,534)	-	-	23,589,717	1,541
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	90,489,428	(57,133,362)	-	-	33,356,066	302	*
Invesco Private Prime Fund	-	191,212,136	(141,178,036)	-	-	50,034,100	3,722	*
Total	$78,132,392	$770,083,590	$(704,782,734)	$1,145	$(978)	$143,433,415	$13,366

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	18.79%
Industrials	16.32
Financials	14.69
Information Technology	14.41
Consumer Staples	13.48
Health Care	8.91
Communication Services	6.07
Materials	4.80
Money Market Funds Plus Other Assets Less Liabilities	2.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,144,879,923)*	$3,649,099,427
Investments in affiliated money market funds, at value (Cost $143,429,597)	143,433,415
Cash	6,934,237
Foreign currencies, at value (Cost $6,577,781)	6,531,749
Receivable for:
Investments sold	26,360,090
Fund shares sold	1,985,039
Dividends	15,049,131
Investment for trustee deferred compensation and retirement plans	848,702
Other assets	91,686
Total assets	3,850,333,476

Liabilities:
Payable for:
Investments purchased	14,807,335
Fund shares reacquired	4,465,198
Collateral upon return of securities loaned	83,390,166
Accrued fees to affiliates	1,572,779
Accrued trustees’ and officers’ fees and benefits	401
Accrued other operating expenses	1,218,447
Trustee deferred compensation and retirement plans	942,682
Total liabilities	106,397,008
Net assets applicable to shares outstanding	$3,743,936,468

Net assets consist of:
Shares of beneficial interest	$1,888,849,706
Distributable earnings	1,855,086,762
$3,743,936,468

Net Assets:
Class A	$1,401,146,692

Class C	$32,835,799

Class R	$50,456,658

Class Y	$793,718,710

Class R5	$511,110,400

Class R6	$954,668,209

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,359,538

Class C	1,085,801

Class R	1,512,947

Class Y	23,363,998

Class R5	14,759,993

Class R6	27,630,341

Class A:

Net asset value per share	$33.88

Maximum offering price per share (Net asset value of $33.88 ÷ 94.50%)	$35.85

Class C:
Net asset value and offering price per share	$30.24

Class R:
Net asset value and offering price per share	$33.35

Class Y:
Net asset value and offering price per share	$33.97

Class R5:
Net asset value and offering price per share	$34.63

Class R6:
Net asset value and offering price per share	$34.55

*	At April 30, 2021, a security with a value of $76,732,409 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,893,688)	$27,929,449

Dividends from affiliated money market funds (includes securities lending income of $3,828)	13,170

Total investment income	27,942,619

Expenses:
Advisory fees	16,428,953

Administrative services fees	273,519

Custodian fees	265,101

Distribution fees:
Class A	1,750,766

Class C	178,680

Class R	130,703

Transfer agent fees – A, C, R and Y	1,994,813

Transfer agent fees – R5	225,017

Transfer agent fees – R6	29,755

Trustees’ and officers’ fees and benefits	47,641

Registration and filing fees	87,672

Reports to shareholders	175,922

Professional services fees	149,072

Other	61,963

Total expenses	21,799,577

Less: Fees waived and/or expense offset arrangement(s)	(28,712)

Net expenses	21,770,865

Net investment income	6,171,754

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	422,378,673

Affiliated investment securities	(978)

Foreign currencies	(285,186)

422,092,509

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	330,653,441

Affiliated investment securities	1,145

Foreign currencies	(197,961)

330,456,625

Net realized and unrealized gain	752,549,134

Net increase in net assets resulting from operations	$758,720,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$6,171,754	$24,285,537

Net realized gain	422,092,509	457,164,198

Change in net unrealized appreciation (depreciation)	330,456,625	(460,154,375)

Net increase in net assets resulting from operations	758,720,888	21,295,360

Distributions to shareholders from distributable earnings:
Class A	(162,363,303)	(154,710,175)

Class C	(4,686,976)	(5,609,245)

Class R	(6,009,271)	(5,979,322)

Class Y	(95,393,068)	(111,599,569)

Class R5	(60,741,990)	(62,024,150)

Class R6	(119,582,621)	(160,535,126)

Total distributions from distributable earnings	(448,777,229)	(500,457,587)

Share transactions–net:
Class A	27,236,381	(129,056,281)

Class C	(5,900,484)	(14,011,693)

Class R	(1,258,162)	(9,275,895)

Class Y	(23,262,835)	(238,469,069)

Class R5	(20,109,054)	(193,580,515)

Class R6	(41,968,487)	(440,097,022)

Net increase (decrease) in net assets resulting from share transactions	(65,262,641)	(1,024,490,475)

Net increase (decrease) in net assets	244,681,018	(1,503,652,702)

Net assets:
Beginning of period	3,499,255,450	5,002,908,152

End of period	$3,743,936,468	$3,499,255,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period (b)	Total return	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/21	$31.34	$0.02	$6.63	$6.65	$(0.30)	$(3.81)	$(4.11)	$33.88	22.21%	$1,401,147	1.34	%(d)	1.34	%(d)	0.13	%(d)	16%
Year ended 10/31/20	34.10	0.11	0.62	0.73	(0.65)	(2.84)	(3.49)	31.34	1.97	1,262,456	1.35		1.35		0.36		35
Year ended 10/31/19	31.92	0.38	4.55	4.93	(0.29)	(2.46)	(2.75)	34.10	17.23	1,534,830	1.33		1.33		1.20		22
Year ended 10/31/18	36.61	0.42	(4.18)	(3.76)	(0.60)	(0.33)	(0.93)	31.92	(10.55)	1,665,413	1.30		1.31		1.20		26
Year ended 10/31/17	30.83	0.30	5.85	6.15	(0.37)	–	(0.37)	36.61	20.19	2,396,149	1.31		1.32		0.89		25
Year ended 10/31/16	31.91	0.36	(1.06)	(0.70)	(0.38)	–	(0.38)	30.83	(2.16)	2,332,125	1.31		1.32		1.15		12
Class C
Six months ended 04/30/21	28.22	(0.09)	5.94	5.85	(0.02)	(3.81)	(3.83)	30.24	21.73	32,836	2.09	(d)	2.09	(d)	(0.62	)(d)	16
Year ended 10/31/20	31.01	(0.11)	0.56	0.45	(0.40)	(2.84)	(3.24)	28.22	1.20	36,108	2.10		2.10		(0.39)		35
Year ended 10/31/19	29.20	0.13	4.16	4.29	(0.02)	(2.46)	(2.48)	31.01	16.37	55,768	2.08		2.08		0.45		22
Year ended 10/31/18	33.55	0.14	(3.83)	(3.69)	(0.33)	(0.33)	(0.66)	29.20	(11.22)	105,735	2.05		2.06		0.45		26
Year ended 10/31/17	28.25	0.04	5.38	5.42	(0.12)	–	(0.12)	33.55	19.28	144,710	2.06		2.07		0.14		25
Year ended 10/31/16	29.25	0.11	(0.95)	(0.84)	(0.16)	–	(0.16)	28.25	(2.88)	160,642	2.06		2.07		0.40		12
Class R
Six months ended 04/30/21	30.87	(0.02)	6.52	6.50	(0.21)	(3.81)	(4.02)	33.35	22.03	50,457	1.59	(d)	1.59	(d)	(0.12	)(d)	16
Year ended 10/31/20	33.64	0.03	0.61	0.64	(0.57)	(2.84)	(3.41)	30.87	1.71	47,493	1.60		1.60		0.11		35
Year ended 10/31/19	31.49	0.30	4.51	4.81	(0.20)	(2.46)	(2.66)	33.64	16.99	62,045	1.58		1.58		0.95		22
Year ended 10/31/18	36.13	0.33	(4.13)	(3.80)	(0.51)	(0.33)	(0.84)	31.49	(10.78)	66,981	1.55		1.56		0.95		26
Year ended 10/31/17	30.41	0.21	5.80	6.01	(0.29)	–	(0.29)	36.13	19.94	99,556	1.56		1.57		0.64		25
Year ended 10/31/16	31.49	0.28	(1.05)	(0.77)	(0.31)	–	(0.31)	30.41	(2.44)	100,493	1.56		1.57		0.90		12
Class Y
Six months ended 04/30/21	31.46	0.06	6.64	6.70	(0.38)	(3.81)	(4.19)	33.97	22.33	793,719	1.09	(d)	1.09	(d)	0.38	(d)	16
Year ended 10/31/20	34.21	0.19	0.62	0.81	(0.72)	(2.84)	(3.56)	31.46	2.22	751,518	1.10		1.10		0.61		35
Year ended 10/31/19	32.05	0.46	4.55	5.01	(0.39)	(2.46)	(2.85)	34.21	17.51	1,091,697	1.08		1.08		1.45		22
Year ended 10/31/18	36.75	0.51	(4.19)	(3.68)	(0.69)	(0.33)	(1.02)	32.05	(10.31)	1,635,426	1.05		1.06		1.45		26
Year ended 10/31/17	30.96	0.38	5.87	6.25	(0.46)	–	(0.46)	36.75	20.47	2,427,028	1.06		1.07		1.14		25
Year ended 10/31/16	32.04	0.44	(1.05)	(0.61)	(0.47)	–	(0.47)	30.96	(1.89)	3,393,370	1.06		1.07		1.40		12
Class R5
Six months ended 04/30/21	32.02	0.08	6.76	6.84	(0.42)	(3.81)	(4.23)	34.63	22.39	511,110	1.01	(d)	1.01	(d)	0.46	(d)	16
Year ended 10/31/20	34.76	0.22	0.63	0.85	(0.75)	(2.84)	(3.59)	32.02	2.32	486,808	1.00		1.00		0.71		35
Year ended 10/31/19	32.48	0.50	4.63	5.13	(0.39)	(2.46)	(2.85)	34.76	17.66	735,592	0.98		0.98		1.55		22
Year ended 10/31/18	37.24	0.55	(4.25)	(3.70)	(0.73)	(0.33)	(1.06)	32.48	(10.25)	1,124,979	0.97		0.98		1.53		26
Year ended 10/31/17	31.37	0.41	5.95	6.36	(0.49)	–	(0.49)	37.24	20.57	1,543,192	0.98		0.99		1.22		25
Year ended 10/31/16	32.47	0.47	(1.08)	(0.61)	(0.49)	–	(0.49)	31.37	(1.85)	1,471,592	0.97		0.98		1.49		12
Class R6
Six months ended 04/30/21	31.97	0.09	6.75	6.84	(0.45)	(3.81)	(4.26)	34.55	22.44	954,668	0.93	(d)	0.93	(d)	0.54	(d)	16
Year ended 10/31/20	34.71	0.25	0.63	0.88	(0.78)	(2.84)	(3.62)	31.97	2.41	914,873	0.91		0.91		0.80		35
Year ended 10/31/19	32.49	0.53	4.61	5.14	(0.46)	(2.46)	(2.92)	34.71	17.74	1,522,977	0.90		0.90		1.63		22
Year ended 10/31/18	37.25	0.58	(4.25)	(3.67)	(0.76)	(0.33)	(1.09)	32.49	(10.15)	1,792,725	0.89		0.90		1.61		26
Year ended 10/31/17	31.38	0.45	5.94	6.39	(0.52)	—	(0.52)	37.25	20.68	2,427,136	0.89		0.90		1.31		25
Year ended 10/31/16	32.48	0.50	(1.08)	(0.58)	(0.52)	—	(0.52)	31.38	(1.76)	764,437	0.88		0.89		1.58		12

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,412,220, $36,032, $52,715, $805,657, $527,836 and $1,005,984 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco International Growth Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                     Invesco International Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                     Invesco International Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.86%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $26,878.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

14                     Invesco International Growth Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $71,530 in front-end sales commissions from the sale of Class A shares and $2,490 and $832 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2021, the Fund incurred $248 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$21,438,603	$–	$21,438,603
Brazil	78,726,411	–	–	78,726,411
Canada	296,237,290	–	–	296,237,290
China	287,236,169	202,655,612	–	489,891,781
Denmark	–	95,976,330	–	95,976,330
France	–	205,015,650	–	205,015,650
Germany	–	98,851,916	–	98,851,916
Hong Kong	–	80,387,939	–	80,387,939
India	78,195,144	–	–	78,195,144
Ireland	44,164,729	106,282,773	–	150,447,502
Italy	–	83,009,869	–	83,009,869
Japan	–	469,060,068	–	469,060,068
Macau	–	55,954,923	–	55,954,923
Mexico	100,065,178	–	–	100,065,178
Netherlands	–	193,512,533	–	193,512,533
Singapore	–	40,331,557	–	40,331,557
South Korea	–	161,069,897	–	161,069,897
Sweden	–	175,379,354	–	175,379,354
Switzerland	–	218,191,764	–	218,191,764
Taiwan	–	103,427,554	–	103,427,554
United Kingdom	65,987,307	83,704,528	–	149,691,835
United States	247,015,449	57,220,880	–	304,236,329

15                     Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Money Market Funds	$60,043,249	$83,390,166	$–	$143,433,415
Total Investments	$1,257,670,926	$2,534,861,916	$–	$3,792,532,842

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,834.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $566,550,801 and $1,055,527,332, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,433,685,886

Aggregate unrealized (depreciation) of investments	(6,364,387)

Net unrealized appreciation of investments	$1,427,321,499

Cost of investments for tax purposes is $2,365,211,343.

NOTE 9–Share Information

		Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,258,856	$42,196,554	3,021,736	$91,353,669

Class C	60,642	1,817,265	130,363	3,577,274

Class R	116,056	3,827,090	241,319	7,128,370

Class Y	1,707,392	56,702,872	4,672,896	140,357,208

Class R5	869,296	29,683,446	1,978,447	61,678,959

Class R6	2,664,468	90,667,663	12,442,813	392,370,901

16                     Invesco International Growth Fund

		Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	4,683,377	$147,432,644	4,316,223	$137,514,849

Class C	153,799	4,334,053	175,747	5,073,827

Class R	193,675	6,007,801	189,966	5,972,526

Class Y	2,274,006	71,722,134	2,263,480	72,227,659

Class R5	1,851,390	59,485,152	1,844,768	59,844,271

Class R6	3,350,388	107,379,925	4,460,323	144,380,668

Automatic conversion of Class C shares to Class A shares:
Class A	208,262	6,770,408	254,538	8,004,884

Class C	(232,787)	(6,770,408)	(281,778)	(8,004,884)

Reacquired:
Class A	(5,070,159)	(169,163,225)	(12,317,676)	(365,929,683)

Class C	(175,343)	(5,281,394)	(543,223)	(14,657,910)

Class R	(335,444)	(11,093,053)	(737,251)	(22,376,791)

Class Y	(4,505,230)	(151,687,841)	(14,958,315)	(451,053,936)

Class R5	(3,165,811)	(109,277,652)	(9,782,237)	(315,103,745)

Class R6	(7,000,559)	(240,016,075)	(32,166,042)	(976,848,591)

Net increase (decrease) in share activity	(1,093,726)	$(65,262,641)	(34,793,903)	$(1,024,490,475)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                     Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,222.10	$7.38	$1,018.15	$6.71	1.34%
Class C	1,000.00	1,217.30	11.49	1,014.43	10.44	2.09
Class R	1,000.00	1,220.30	8.75	1,016.91	7.95	1.59
Class Y	1,000.00	1,223.30	6.01	1,019.39	5.46	1.09
Class R5	1,000.00	1,223.90	5.57	1,019.79	5.06	1.01
Class R6	1,000.00	1,224.40	5.13	1,020.18	4.66	0.93

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                     Invesco International Growth Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco International Small-Mid Company Fund Nasdaq: A: OSMAX ∎ C: OSMCX ∎ R: OSMNX ∎ Y: OSMYX ∎ R5: INSLX ∎ R6: OSCIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.08%
Class C Shares	18.62
Class R Shares	18.91
Class Y Shares	19.21
Class R5 Shares	19.26
Class R6 Shares	19.29
MSCI All Country World ex USA SMID Cap Index▼	31.42
MSCI All Country World ex USA Small Cap Index▼	34.44

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA SMID Cap Index is designed to measure the equity market performance of small- and mid-cap developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco International Small-Mid Company Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges

Class A Shares
Inception (11/17/97)	12.84%
10 Years	12.00
5 Years	13.57
1 Year	37.91

Class C Shares
Inception (11/17/97)	12.81%
10 Years	11.96
5 Years	14.00
1 Year	43.81

Class R Shares
Inception (3/1/01)	13.70%
10 Years	12.33
5 Years	14.57
1 Year	45.56

Class Y Shares
Inception (9/7/05)	12.72%
10 Years	12.95
5 Years	15.14
1 Year	46.28

Class R5 Shares
10 Years	12.71%
5 Years	15.02
1 Year	46.44

Class R6 Shares
Inception (12/29/11)	16.72%
5 Years	15.33
1 Year	46.47

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Small-Mid Company Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Small-Mid Company Fund. Note: The Fund was subsequently renamed the Invesco International Small-Mid Company Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco International Small-Mid Company Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4 Invesco International Small-Mid Company Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.02%

Australia–5.10%
ALS Ltd.	7,418,531	$59,968,814
Ansell Ltd.	1,841,220	59,995,517
Bravura Solutions Ltd.(a)	26,108,932	56,454,792
carsales.com Ltd.	3,738,998	57,176,310
Cochlear Ltd.	667,730	114,286,512
IPH Ltd.(a)	14,550,983	79,428,470
		427,310,415

Brazil–1.48%
Odontoprev S.A.(a)	32,081,300	75,418,710
TOTVS S.A.	8,434,237	48,288,357
		123,707,067

Canada–0.91%
Descartes Systems Group, Inc. (The)(b)	1,188,064	76,001,686

Denmark–3.13%
Chemometec A/S	618,580	67,154,828
Chr. Hansen Holding A/S(b)	1,125,795	103,444,773
SimCorp A/S	691,470	91,312,855
		261,912,456

Finland–0.57%
Nokian Renkaat OYJ	1,270,899	47,325,243

France–2.83%
Alten S.A.(b)	695,379	87,009,578
Gaztransport Et Technigaz S.A.	845,070	72,172,171
Interparfums S.A.(b)	581,742	40,224,377
Neurones	846,217	27,881,016
Vetoquinol S.A.	76,647	9,747,367
		237,034,509

Germany–9.03%
Amadeus Fire AG(a)(b)	298,252	51,774,938
Atoss Software AG	195,465	43,559,821
Carl Zeiss Meditec AG, BR	1,058,098	186,382,516
Fielmann AG(b)	552,516	42,045,146
FUCHS PETROLUB SE, Preference Shares	1,209,319	64,540,145
Nemetschek SE	1,028,719	76,671,513
New Work SE	226,685	68,798,906
Sartorius AG, Preference Shares	157,696	88,964,683
STRATEC SE	356,244	50,485,602
Symrise AG	642,032	82,921,015
		756,144,285

Iceland–2.47%
Marel HF(c)	10,282,621	73,677,839
Ossur HF(b)	17,278,765	133,219,077
		206,896,916

India–1.63%
AIA Engineering Ltd.	1,549,053	38,939,865
Britannia Industries Ltd.	481,270	22,402,272
Larsen & Toubro Infotech Ltd.(c)	1,347,093	70,701,520

	Shares	Value
India–(continued)
Triveni Turbine Ltd.(b)	2,972,032	$4,032,747
		136,076,404

Ireland–0.65%
ICON PLC(b)	250,061	54,250,734

Israel–2.02%
Nice Ltd., ADR(b)	702,573	169,481,685

Italy–3.44%
DiaSorin S.p.A.	396,075	67,254,517
GVS S.p.A.(b)(c)	2,621,514	45,681,256
Interpump Group S.p.A.	896,242	47,754,307
Recordati Industria Chimica e Farmaceutica S.p.A.	1,221,433	67,299,668
Tinexta S.p.A.	2,008,698	60,420,081
		288,409,829

Japan–19.57%
Ariake Japan Co. Ltd.(a)	1,683,700	97,684,405
As One Corp.	402,163	50,252,786
Azbil Corp.	3,135,000	126,616,183
Benefit One, Inc.	1,990,300	49,986,989
Daifuku Co. Ltd.	1,380,100	136,750,930
Disco Corp.	204,200	65,972,271
Eiken Chemical Co. Ltd.(a)	2,235,100	44,560,788
Fukui Computer Holdings, Inc.(a)	1,058,700	41,091,213
Infomart Corp.	5,121,826	48,078,754
Japan Elevator Service Holdings Co. Ltd.	2,958,800	59,494,355
Mani, Inc.	1,786,900	42,142,608
Meitec Corp.	1,369,986	76,123,149
MISUMI Group, Inc.	1,351,200	38,095,188
MonotaRO Co. Ltd.	3,484,420	88,741,334
NSD Co. Ltd.	2,257,900	36,811,984
OBIC Business Consultants Co. Ltd.	1,697,800	99,461,743
Obic Co. Ltd.	841,800	161,962,132
SCSK Corp.	1,010,700	58,659,069
SHO-BOND Holdings Co. Ltd.	842,400	35,161,988
TechnoPro Holdings, Inc.	923,900	67,932,407
TKC Corp.	1,132,382	35,602,634
Trend Micro, Inc.	1,254,044	59,624,244
Tsuruha Holdings, Inc.	449,200	51,920,189
USS Co. Ltd.	3,665,248	66,476,132
		1,639,203,475

Jersey–1.11%
JTC PLC(c)	2,798,862	26,007,832
Sanne Group PLC	7,524,179	67,131,180
		93,139,012

Netherlands–1.90%
IMCD N.V.	716,784	104,212,594
Intertrust N.V.(b)(c)	2,982,960	55,258,651
		159,471,245

New Zealand–0.91%
Fisher & Paykel Healthcare Corp. Ltd.	2,969,042	76,332,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Small-Mid Company Fund

	Shares	Value
Norway–0.97%
Medistim ASA	859,892	$28,163,955
TGS NOPEC Geophysical Co. ASA	3,527,255	53,343,779
		81,507,734

Spain–0.49%
Applus Services S.A.(b)	3,909,528	41,350,539

Sweden–11.72%
AddTech AB, Class B	3,005,701	52,517,211
Alfa Laval AB	2,111,886	71,722,353
Biotage AB	2,392,572	51,803,883
Bravida Holding AB(c)	4,684,784	69,743,952
Cellavision AB	115,515	4,915,112
Elekta AB, Class B	4,594,507	61,482,626
Epiroc AB, Class A(b)	3,352,112	72,675,567
Fortnox AB	1,094,347	56,301,668
Hexpol AB	6,005,654	74,185,550
Karnov Group AB(a)	6,834,401	40,282,447
Lifco AB, Class B	504,123	54,262,256
Loomis AB	3,320,218	108,984,513
MIPS AB(c)	716,580	57,953,401
Mycronic AB	1,669,419	49,219,521
Sdiptech AB, Class B(a)(b)	2,581,680	115,914,469
Vitec Software Group AB, Class B	842,341	39,848,725
		981,813,254

Switzerland–10.34%
Belimo Holding AG	244,896	97,914,336
Bossard Holding AG, Class A	207,390	49,839,041
dormakaba Holding AG	116,365	76,440,968
Forbo Holding AG	25,718	49,331,396
Interroll Holding AG	10,388	35,573,362
Kardex Holding AG	312,209	64,659,169
LEM Holding S.A.	29,093	54,473,077
Partners Group Holding AG	145,001	207,120,254
Tecan Group AG, Class R	214,342	104,382,176
VAT Group AG(b)(c)	206,213	59,061,866
VZ Holding AG	784,864	67,552,190
		866,347,835

United Kingdom–17.97%
Abcam PLC(b)	4,037,658	85,525,556

	Shares	Value
United Kingdom–(continued)
Ascential PLC(b)	8,427,939	$40,646,534
Ashmore Group PLC	12,728,966	70,307,274
Auction Technology Group PLC(b)	1,675,897	21,733,124
AVEVA Group PLC	1,336,789	64,236,370
Croda International PLC	1,658,982	154,946,731
Diploma PLC	2,303,668	91,305,146
FDM Group Holdings PLC	3,466,296	48,908,285
Halma PLC	3,326,571	118,872,226
Hill & Smith Holdings PLC	1,172,033	23,819,858
Howden Joinery Group PLC(b)	6,032,186	67,364,457
IMI PLC	3,466,530	76,343,917
Intertek Group PLC	841,600	71,322,817
Johnson Service Group PLC(a)(b)	23,915,512	51,453,194
Moneysupermarket.com Group PLC	13,248,853	49,987,534
Ocado Group PLC(b)	1,962,949	56,841,203
Restore PLC(a)(b)	14,142,177	78,107,546
Rightmove PLC	6,402,609	54,281,199
Rotork PLC	10,143,669	48,301,052
Spirax-Sarco Engineering PLC	752,102	122,696,936
SSP Group PLC(b)	3,447,633	15,251,391
Victrex PLC	2,855,784	92,597,219
		1,504,849,569

United States–0.78%
Bruker Corp.	953,119	65,307,714
Total Common Stocks & Other Equity Interests (Cost $5,191,051,910)		8,293,874,128

Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	25,219,189	25,219,189
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(d)	17,999,732	18,006,932
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	28,821,930	28,821,930
Total Money Market Funds (Cost $72,048,051)		72,048,051
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $5,263,099,961)		8,365,922,179
OTHER ASSETS LESS LIABILITIES–0.12%		10,442,989
NET ASSETS–100.00%		$8,376,365,168

Investment Abbreviations:

ADR	–	American Depositary Receipt
BR	–	Bearer Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,277,690	$235,195,634	$(249,254,135)	$-	$-	$25,219,189	$3,309
Invesco Liquid Assets Portfolio, Institutional Class	28,049,904	167,996,882	(178,038,668)	2,540	(3,726)	18,006,932	4,608
Invesco Treasury Portfolio, Institutional Class	44,888,789	268,795,010	(284,861,869)	-	-	28,821,930	1,639
Investments in Other Affiliates:
Amadeus Fire AG	27,870,081	6,264,247	(2,739,809)	20,276,653	103,766	51,774,938	-
Ariake Japan Co. Ltd.	103,344,508	4,597,294	-	(10,257,397)	-	97,684,405	736,936
Bravura Solutions Ltd.	40,415,125	14,870,457	-	1,169,210	-	56,454,792	472,294
Eiken Chemical Co. Ltd.	35,633,038	7,620,659	-	1,307,091	-	44,560,788	446,029
Fukui Computer Holdings, Inc.	27,035,280	6,462,472	-	7,593,461	-	41,091,213	406,290
IPH Ltd.	58,796,540	9,348,670	-	11,283,260	-	79,428,470	1,610,154
Johnson Service Group PLC	28,576,830	9,067,997	(11,406,380)	24,352,113	862,634	51,453,194	-
Karnov Group AB	17,815,351	24,061,284	-	(1,594,188)	-	40,282,447	-
Odontoprev S.A.	61,975,106	9,249,921	-	4,193,683	-	75,418,710	1,998,377
Restore PLC	37,754,427	25,243,992	-	15,109,127	-	78,107,546	-
Sdiptech AB, Class B	44,803,829	3,371,061	-	67,739,579	-	115,914,469	-
Total	$596,236,498	$792,145,580	$(726,300,861)	$141,175,132	$962,674	$804,219,023	$5,679,636

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $458,086,317, which represented 5.47% of the Fund’s Net Assets.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Open Forward Foreign Currency Contracts
		Contract to		Unrealized Appreciation
Settlement Date	Counterparty	Deliver	Receive
Currency Risk

05/03/2021	State Street Bank & Trust Co.	DKK 16,610,097	USD 2,700,842	$15,470

Abbreviations:

DKK – Danish Krone
USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Small-Mid Company Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Industrials	32.30%
Information Technology	22.84
Health Care	19.52
Materials	7.12
Financials	5.23
Consumer Discretionary	4.86
Communication Services	3.12
Consumer Staples	2.53
Energy	1.50
Money Market Funds Plus Other Assets Less Liabilities	0.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Small-Mid Company Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $4,617,917,198)	$7,561,703,156
Investments in affiliates, at value (Cost $645,182,763)	804,219,023
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	15,470
Foreign currencies, at value (Cost $5,190,113)	5,196,644
Receivable for:
Investments sold	11,649,765
Fund shares sold	5,429,703
Dividends	37,267,866
Investment for trustee deferred compensation and retirement plans	255,137
Other assets	157,467
Total assets	8,425,894,231

Liabilities:
Payable for:
Investments purchased	31,318,396
Fund shares reacquired	7,497,459
Amount due custodian	3,273,323
Accrued foreign taxes	3,290,419
Accrued fees to affiliates	2,530,723
Accrued trustees’ and officers’ fees and benefits	54,639
Accrued other operating expenses	1,308,967
Trustee deferred compensation and retirement plans	255,137
Total liabilities	49,529,063
Net assets applicable to shares outstanding	$8,376,365,168

Net assets consist of:
Shares of beneficial interest	$4,809,838,344
Distributable earnings	3,566,526,824
$8,376,365,168

Net Assets:
Class A	$1,340,781,742
Class C	$127,483,534
Class R	$100,743,262
Class Y	$3,736,948,278
Class R5	$423,773
Class R6	$3,069,984,579

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	23,649,028
Class C	2,550,444
Class R	1,895,256
Class Y	66,389,924
Class R5	7,423
Class R6	54,239,526
Class A:
Net asset value per share	$56.70
Maximum offering price per share (Net asset value of $56.70 ÷ 94.50%)	$60.00
Class C:
Net asset value and offering price per share	$49.98
Class R:
Net asset value and offering price per share	$53.16
Class Y:
Net asset value and offering price per share	$56.29
Class R5:
Net asset value and offering price per share	$57.09
Class R6:
Net asset value and offering price per share	$56.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Small-Mid Company Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $6,645,612)	$47,634,345
Dividends from affiliates	5,679,636
Total investment income	53,313,981

Expenses:
Advisory fees	36,197,378
Administrative services fees	574,875
Custodian fees	401,831
Distribution fees:
Class A	1,576,634
Class C	680,450
Class R	243,800
Transfer agent fees – A, C, R and Y	3,600,337
Transfer agent fees – R5	115
Transfer agent fees – R6	57,194
Trustees’ and officers’ fees and benefits	59,080
Registration and filing fees	97,069
Reports to shareholders	284,145
Professional services fees	74,279
Other	155,152
Total expenses	44,002,339
Less: Fees waived and/or expense offset arrangement(s)	(36,029)
Net expenses	43,966,310
Net investment income	9,347,671

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	554,805,256
Affiliated investment securities	962,674
Foreign currencies	576,662
Forward foreign currency contracts	7,909
556,352,501
Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $2,318,899)	660,138,240
Affiliated investment securities	141,175,132
Foreign currencies	63,833
Forward foreign currency contracts	15,470
801,392,675
Net realized and unrealized gain	1,357,745,176
Net increase in net assets resulting from operations	$1,367,092,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco International Small-Mid Company Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$9,347,671	$1,132,568

Net realized gain	556,352,501	660,987,254

Change in net unrealized appreciation	801,392,675	9,826,187

Net increase in net assets resulting from operations	1,367,092,847	671,946,009

Distributions to shareholders from distributable earnings:

Class A	(102,620,780)	(68,564,322)

Class C	(12,866,556)	(9,282,895)

Class R	(8,163,910)	(4,821,631)

Class Y	(284,649,017)	(199,590,573)

Class R5	(30,241)	(1,005)

Class R6	(220,448,627)	(135,725,491)

Total distributions from distributable earnings	(628,779,131)	(417,985,917)

Share transactions-net:

Class A	20,158,777	(273,141,625)

Class C	(18,862,864)	(46,452,075)

Class R	3,887,575	(11,979,326)

Class Y	164,082,227	(894,900,951)

Class R5	196,754	144,499

Class R6	272,460,353	(367,793,076)

Net increase (decrease) in net assets resulting from share transactions	441,922,822	(1,594,122,554)

Net increase (decrease) in net assets	1,180,236,538	(1,340,162,462)

Net assets:

Beginning of period	7,196,128,630	8,536,291,092

End of period	$8,376,365,168	$7,196,128,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco International Small-Mid Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/21	$51.69	$0.00		$9.51	$9.51	$-	$(4.50)	$(4.50)	$56.70	19.10	%(e)	$1,340,782	1.33	%(e)(f)	1.33	%(e)(f)	0.00	%(e)(f)	16%
Year ended 10/31/20	48.20	(0.10)		5.95	5.85	(0.18)	(2.18)	(2.36)	51.69	12.53	(e)	1,199,225	1.34	(e)	1.34	(e)	(0.22	)(e)	73
Two months ended 10/31/19	46.25	(0.03)		1.98	1.95	-	-	-	48.20	4.22		1,417,657	1.31	(g)	1.31	(g)	(0.37	)(g)	0	(h)
Year ended 08/31/19	54.54	(0.03)		(3.81)	(3.84)	(0.22)	(4.23)	(4.45)	46.25	(6.21)		1,394,542	1.36		1.36		(0.06)		28
Year ended 08/31/18	47.11	(0.05)		8.94	8.89	(0.37)	(1.09)	(1.46)	54.54	19.27		1,777,990	1.38		1.38		(0.10)		27
Year ended 08/31/17	38.28	(0.06)		8.95	8.89	(0.06)	-	(0.06)	47.11	23.25		2,260,943	1.41		1.41		(0.15)		22
Year ended 08/31/16	36.38	0.05		1.87	1.92	(0.02)	-	(0.02)	38.28	5.29		2,678,644	1.29		1.29		(0.14)		19
Class C
Six months ended 04/30/21	46.22	(0.18)		8.44	8.26	-	(4.50)	(4.50)	49.98	18.62		127,484	2.09	(f)	2.09	(f)	(0.76	)(f)	16
Year ended 10/31/20	43.62	(0.41)		5.34	4.93	(0.15)	(2.18)	(2.33)	46.22	11.70		135,265	2.10		2.10		(0.98)		73
Two months ended 10/31/19	41.91	(0.08)		1.79	1.71	-	-	-	43.62	4.08		177,238	2.07	(g)	2.07	(g)	(1.13	)(g)	0	(h)
Year ended 08/31/19	50.01	(0.35)		(3.52)	(3.87)	-	(4.23)	(4.23)	41.91	(6.91)		179,992	2.12		2.12		(0.82)		28
Year ended 08/31/18	43.36	(0.40)		8.22	7.82	(0.08)	(1.09)	(1.17)	50.01	18.37		323,001	2.13		2.13		(0.85)		27
Year ended 08/31/17	35.45	(0.34)		8.25	7.91	-	-	-	43.36	22.35		323,084	2.16		2.16		(0.91)		22
Year ended 08/31/16	33.92	(0.21)		1.74	1.53	-	-	-	35.45	4.48		339,118	2.04		2.04		(0.62)		19
Class R
Six months ended 04/30/21	48.78	(0.06)		8.94	8.88	-	(4.50)	(4.50)	53.16	18.93		100,743	1.59	(f)	1.59	(f)	(0.26	)(f)	16
Year ended 10/31/20	45.70	(0.21)		5.63	5.42	(0.16)	(2.18)	(2.34)	48.78	12.26		88,420	1.60		1.60		(0.48)		73
Two months ended 10/31/19	43.88	(0.05)		1.87	1.82	-	-	-	45.70	4.15		95,501	1.57	(g)	1.57	(g)	(0.63	)(g)	0	(h)
Year ended 08/31/19	52.05	(0.14)		(3.65)	(3.79)	(0.15)	(4.23)	(4.38)	43.88	(6.44)		94,864	1.61		1.61		(0.31)		28
Year ended 08/31/18	45.08	(0.17)		8.55	8.38	(0.32)	(1.09)	(1.41)	52.05	18.99		103,818	1.63		1.63		(0.35)		27
Year ended 08/31/17	36.67	(0.15)		8.56	8.41	-	-	-	45.08	22.93		91,019	1.66		1.66		(0.39)		22
Year ended 08/31/16	34.92	(0.05)		1.80	1.75	-	-	-	36.67	5.01		73,150	1.53		1.53		(0.15)		19
Class Y
Six months ended 04/30/21	51.29	0.07		9.43	9.50	-	(4.50)	(4.50)	56.29	19.23		3,736,948	1.09	(f)	1.09	(f)	0.24	(f)	16
Year ended 10/31/20	47.75	0.02		5.90	5.92	(0.20)	(2.18)	(2.38)	51.29	12.81		3,240,701	1.10		1.10		0.02		73
Two months ended 10/31/19	45.80	(0.01)		1.96	1.95	-	-	-	47.75	4.26		4,085,890	1.07	(g)	1.07	(g)	(0.13	)(g)	0	(h)
Year ended 08/31/19	54.15	0.08		(3.80)	(3.72)	(0.40)	(4.23)	(4.63)	45.80	(5.98)		3,986,316	1.12		1.12		0.18		28
Year ended 08/31/18	46.82	0.08		8.87	8.95	(0.53)	(1.09)	(1.62)	54.15	19.57		5,811,651	1.14		1.14		0.15		27
Year ended 08/31/17	38.06	0.05		8.87	8.92	(0.16)	-	(0.16)	46.82	23.55		4,125,091	1.16		1.16		0.13		22
Year ended 08/31/16	36.16	0.15		1.85	2.00	(0.10)	-	(0.10)	38.06	5.53		2,239,385	1.04		1.04		0.41		19
Class R5
Six months ended 04/30/21	51.94	0.09		9.56	9.65	-	(4.50)	(4.50)	57.09	19.28		424	1.01	(f)	1.01	(f)	0.32	(f)	16
Year ended 10/31/20	48.26	0.07		5.99	6.06	(0.20)	(2.18)	(2.38)	51.94	12.99		191	0.99		0.99		0.13		73
Two months ended 10/31/19	46.29	(0.01)		1.98	1.97	-	-	-	48.26	4.26		20	1.01	(g)	1.01	(g)	(0.07	)(g)	0	(h)
Period ended 08/31/19(i)	46.97	0.04		(0.72)	(0.68)	-	-	-	46.29	(1.45)		19	1.01	(g)	1.01	(g)	0.29	(g)	28
Class R6
Six months ended 04/30/21	51.52	0.10		9.48	9.58	-	(4.50)	(4.50)	56.60	19.31		3,069,985	0.95	(f)	0.95	(f)	0.38	(f)	16
Year ended 10/31/20	47.90	0.08		5.93	6.01	(0.21)	(2.18)	(2.39)	51.52	12.97		2,532,327	0.95		0.95		0.17		73
Two months ended 10/31/19	45.94	(0.00	)(j)	1.96	1.96	-	-	-	47.90	4.27		2,759,984	0.94	(g)	0.94	(g)	0.00	(g)(h)	0	(h)
Year ended 08/31/19	54.32	0.16		(3.82)	(3.66)	(0.49)	(4.23)	(4.72)	45.94	(5.82)		2,692,561	0.96		0.96		0.34		28
Year ended 08/31/18	46.95	0.16		8.90	9.06	(0.60)	(1.09)	(1.69)	54.32	19.77		3,236,676	0.96		0.96		0.32		27
Year ended 08/31/17	38.17	0.12		8.88	9.00	(0.22)	-	(0.22)	46.95	23.76		2,285,847	0.97		0.97		0.30		22
Year ended 08/31/16	36.23	0.21		1.87	2.08	(0.14)	-	(0.14)	38.17	5.75		1,272,537	0.85		0.85		0.57		19

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.00%, 0.01%, 0.01% , 0.01% and 0.01% for the two months ended October 31, 2019 and the years ended August 31, 2019, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,316,799, $137,218, $98,328, $3,630,959, $392 and $2,883,413 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	Amount represents less than 0.005%.
(i)	Commencement date after the close of business on May 24, 2019.
(j)	Amount represents less than $(0.005) per share.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                          Invesco International Small-Mid Company Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

13                          Invesco International Small-Mid Company Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

14                         Invesco International Small-Mid Company Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $500 million	1.000%
Next $500 million	0.950%
Next $4 billion	0.920%
Next $5 billion	0.900%
Next $10 billion	0.880%
Over $20 billion	0.870%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.38%, 2.13%, 1.63%, 1.14%, 1.01%, and 0.96%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has agreed to limit expenses for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $34,184.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $22,326 in front-end sales commissions from the sale of Class A shares and $78 and $754 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

15                         Invesco International Small-Mid Company Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$427,310,415	$–	$427,310,415
Brazil	123,707,067	–	–	123,707,067
Canada	76,001,686	–	–	76,001,686
Denmark	–	261,912,456	–	261,912,456
Finland	–	47,325,243	–	47,325,243
France	–	237,034,509	–	237,034,509
Germany	–	756,144,285	–	756,144,285
Iceland	–	206,896,916	–	206,896,916
India	–	136,076,404	–	136,076,404
Ireland	54,250,734	–	–	54,250,734
Israel	169,481,685	–	–	169,481,685
Italy	–	288,409,829	–	288,409,829
Japan	–	1,639,203,475	–	1,639,203,475
Jersey	–	93,139,012	–	93,139,012
Netherlands	–	159,471,245	–	159,471,245
New Zealand	–	76,332,522	–	76,332,522
Norway	–	81,507,734	–	81,507,734
Spain	–	41,350,539	–	41,350,539
Sweden	–	981,813,254	–	981,813,254
Switzerland	–	866,347,835	–	866,347,835
United Kingdom	21,733,124	1,483,116,445	–	1,504,849,569
United States	65,307,714	–	–	65,307,714
Money Market Funds	72,048,051	–	–	72,048,051
Total Investments in Securities	582,530,061	7,783,392,118	–	8,365,922,179

Other Investments - Assets*
Forward Foreign Currency Contracts	–	15,470	–	15,470
Total Investments	$582,530,061	$7,783,407,588	$–	$8,365,937,649

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

16                         Invesco International Small-Mid Company Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain
Forward foreign currency contracts	$7,909
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	15,470
Total	$23,379

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$2,685,371

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,845.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $1,219,017,575 and $1,333,927,021, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,071,580,954
Aggregate unrealized (depreciation) of investments	(69,104,328)
Net unrealized appreciation of investments	$3,002,476,626

Cost of investments for tax purposes is $5,363,461,023.

17                         Invesco International Small-Mid Company Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020

	Shares	Amount	Shares	Amount
Sold:

Class A	1,015,000	$56,059,698	2,296,145	$106,337,027
Class C	444,084	21,589,025	107,287	4,388,339
Class R	108,043	5,618,163	194,950	8,540,896
Class Y	6,751,884	370,019,260	12,902,285	595,865,488
Class R5	3,921	207,493	3,377	150,580
Class R6	6,657,057	370,505,586	8,492,922	391,167,074

Issued as reinvestment of dividends:

Class A	1,742,904	91,554,723	1,234,547	59,060,718
Class C	252,489	11,728,099	194,910	8,392,805
Class R	164,658	8,117,615	105,881	4,790,061
Class Y	4,462,728	232,552,777	3,355,855	158,933,304
Class R5	554	29,282	10	497
Class R6	4,022,670	210,667,252	2,728,217	129,644,859

Automatic conversion of Class C shares to Class A shares:
Class A	360,815	19,828,762	353,764	17,096,218
Class C	(408,243)	(19,828,762)	(394,301)	(17,096,218)

Reacquired:

Class A	(2,668,197)	(147,284,406)	(10,099,267)	(455,635,588)
Class C	(664,377)	(32,351,226)	(1,044,217)	(42,137,001)
Class R	(190,038)	(9,848,203)	(577,762)	(25,310,283)
Class Y	(8,004,257)	(438,489,810)	(38,648,222)	(1,649,699,743)
Class R5	(730)	(40,021)	(130)	(6,578)
Class R6	(5,588,766)	(308,712,485)	(19,689,164)	(888,605,009)
Net increase (decrease) in share activity	8,462,199	$441,922,822	(38,482,913)	$(1,594,122,554)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 15% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

18                         Invesco International Small-Mid Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,190.80	$7.22	$1,018.20	$6.66	1.33%
Class C	1,000.00	1,186.20	11.33	1,014.43	10.44	2.09
Class R	1,000.00	1,189.10	8.63	1,016.91	7.95	1.59
Class Y	1,000.00	1,192.10	5.92	1,019.39	5.46	1.09
Class R5	1,000.00	1,192.60	5.49	1,019.79	5.06	1.01
Class R6	1,000.00	1,192.90	5.17	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco International Small-Mid Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

◾ Daily confirmations

◾ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov. corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-ISMC-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco International Select Equity Fund
Nasdaq:
A: IZIAX ∎ C: IZICX ∎ R: IZIRX ∎ Y: IZIYX ∎ R5: IZIFX ∎ R6: IZISX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.98%
Class C Shares	18.67
Class R Shares	18.90
Class Y Shares	19.16
Class R5 Shares	19.16
Class R6 Shares	19.25
MSCI All Country World ex-USA Index▼ (Broad Market Index)	27.40
MSCI All Country World ex-U.S. Growth Index▼ (Style-Specific Index)	20.14
Lipper International Multi-Cap Growth Funds Index∎ (Peer Group Index)	25.21
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country World ex-U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2	Invesco International Select Equity Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (12/21/15)	12.64%
5 Years	12.58
1 Year	43.84

Class C Shares
Inception (12/21/15)	13.00%
5 Years	13.04
1 Year	50.25

Class R Shares
Inception (12/21/15)	13.53%
5 Years	13.57
1 Year	52.04

Class Y Shares
Inception (12/21/15)	14.10%
5 Years	14.16
1 Year	52.69

Class R5 Shares
Inception (12/21/15)	14.10%
5 Years	14.14
1 Year	52.69

Class R6 Shares
Inception (12/21/15)	14.10%
5 Years	14.16
1 Year	52.84

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Select Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Select Equity Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.97%
Australia–3.87%
Corporate Travel Management Ltd.(a)(b)	777,680	$11,103,485

Belgium–2.54%
Anheuser-Busch InBev S.A./N.V.	103,000	7,303,851

Canada–4.45%
Dye & Durham Ltd.	177,926	6,179,605

Ritchie Bros. Auctioneers, Inc.	103,700	6,595,320

		12,774,925

China–31.57%
Alibaba Group Holding Ltd., ADR(a)	90,000	20,785,500

Autohome, Inc., ADR	100,000	9,273,000

China National Building Material Co. Ltd., H Shares	4,094,000	5,913,312

Focus Media Information Technology Co. Ltd., A Shares	2,614,834	4,351,710

Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,488,044	13,764,677

KE Holdings, Inc., ADR(a)	160,700	8,364,435

Kuaishou Technology(a)(c)	36,800	1,183,673

Kweichow Moutai Co. Ltd., A Shares	23,171	7,171,898

Tencent Holdings Ltd.	180,000	14,395,151

Virscend Education Co. Ltd.(c)	26,668,000	5,415,416

		90,618,772

Denmark–1.71%
DSV Panalpina A/S	22,000	4,898,046

Finland–2.41%
Enento Group OYJ(c)	160,682	6,921,089

France–4.70%
Bureau Veritas S.A.(a)	120,000	3,589,124

Edenred	174,600	9,895,527

		13,484,651

Germany–8.57%
Eckert & Ziegler Strahlen- und Medizintechnik AG	91,865	9,027,858

Scout24 AG(c)	186,999	15,576,630

		24,604,488

Hong Kong–2.66%
AIA Group Ltd.	600,000	7,627,422

Japan–10.15%
FANUC Corp.	27,900	6,432,645

Hoya Corp.	4,700	535,110

Pan Pacific International Holdings Corp.	268,000	5,776,661

SMC Corp.	3,900	2,265,763

SoftBank Group Corp.	45,700	4,123,337

	Shares	Value

Japan–(continued)
Sony Group Corp.	100,000	$10,008,442

		29,141,958

Luxembourg–3.59%
Eurofins Scientific SE(a)	104,000	10,293,993

Macau–6.24%
Sands China Ltd.(a)	3,778,000	17,908,823

Netherlands–2.91%
Prosus N.V.	77,000	8,349,106

South Korea–2.45%
Samsung Electronics Co. Ltd., Preference Shares	107,400	7,048,135

Spain–1.28%
Amadeus IT Group S.A.(a)	54,000	3,677,190

United Kingdom–7.87%
Auto Trader Group PLC(a)(c)	553,600	4,358,112

Howden Joinery Group PLC(a)	1,123,000	12,541,106

Liberty Global PLC, Class A(a)	153,499	4,129,123

Trainline PLC(a)(c)	246,502	1,557,774

		22,586,115

Total Common Stocks & Other Equity Interests (Cost $211,655,674)		278,342,049

Money Market Funds–3.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	3,116,097	3,116,097

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	2,218,362	2,219,249

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,561,254	3,561,254

Total Money Market Funds (Cost $8,896,599)		8,896,600

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–100.07% (Cost $220,552,273)		287,238,649

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.02%
Invesco Private Government Fund, 0.01%(d)(e)(f)	24,616	24,616

Invesco Private Prime Fund, 0.11%(d)(e)(f)	35,770	35,784

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,400)		60,400

TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $220,612,673)		287,299,049

OTHER ASSETS LESS LIABILITIES–(0.09)%		(249,952)

NET ASSETS–100.00%		$287,049,097

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Select Equity Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $35,012,694, which represented 12.20% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,062,975	$20,799,938	$(21,746,816)	$-	$-	$3,116,097	$494
Invesco Liquid Assets Portfolio, Institutional Class	2,895,665	14,857,098	(15,533,440)	235	(309)	2,219,249	668
Invesco Treasury Portfolio, Institutional Class	4,643,401	23,771,358	(24,853,505)	-	-	3,561,254	231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	399,924	(375,308)	-	-	24,616	2*
Invesco Private Prime Fund	-	592,266	(556,482)	-	-	35,784	21*
Total	$11,602,041	$60,420,584	$(63,065,551)	$235	$(309)	$8,957,000	$1,416

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Consumer Discretionary	32.98%
Communication Services	19.99
Industrials	15.07
Information Technology	9.34
Health Care	6.92
Consumer Staples	5.04
Real Estate	2.91
Financials	2.66
Materials	2.06
Money Market Funds Plus Other Assets Less Liabilities	3.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Select Equity Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $211,655,674)*	$278,342,049

Investments in affiliated money market funds, at value (Cost $8,956,999)	8,957,000

Foreign currencies, at value (Cost $870,175)	876,749

Receivable for:
Fund shares sold	72,173

Dividends	131,624

Investment for trustee deferred compensation and retirement plans	18,341

Other assets	56,625

Total assets	288,454,561

Liabilities:
Payable for:
Investments purchased	1,020,310

Fund shares reacquired	10,348

Amount due custodian	189,134

Collateral upon return of securities loaned	60,400

Accrued fees to affiliates	23,676

Accrued trustees’ and officers’ fees and benefits	423

Accrued other operating expenses	82,833

Trustee deferred compensation and retirement plans	18,340

Total liabilities	1,405,464

Net assets applicable to shares outstanding	$287,049,097

Net assets consist of:
Shares of beneficial interest	$210,100,025

Distributable earnings	76,949,072

$287,049,097

Net Assets:
Class A	$22,130,202

Class C	$913,053

Class R	$734,359

Class Y	$7,455,049

Class R5	$16,189

Class R6	$255,800,245

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,373,336

Class C	57,922

Class R	45,944

Class Y	460,949

Class R5	1,001

Class R6	15,819,397

Class A:
Net asset value per share	$16.11

Maximum offering price per share
(Net asset value of $16.11 ÷ 94.50%)	$17.05

Class C:
Net asset value and offering price per share	$15.76

Class R:
Net asset value and offering price per share	$15.98

Class Y:
Net asset value and offering price per share	$16.17

Class R5:
Net asset value and offering price per share	$16.17

Class R6:
Net asset value and offering price per share	$16.17

*	At April 30, 2021, a security with a value of $57,111 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Select Equity Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $121,426)	$937,665

Non-cash dividend income	166,184

Dividends from affiliated money market funds (includes securities lending income of $279)	1,672

Total investment income	1,105,521

Expenses:
Advisory fees	1,173,395

Administrative services fees	19,499

Distribution fees:
Class A	21,614

Class C	4,581

Class R	1,260

Transfer agent fees – A, C, R and Y	26,206

Transfer agent fees – R6	85

Trustees’ and officers’ fees and benefits	13,481

Registration and filing fees	38,201

Reports to shareholders	6,381

Professional services fees	33,433

Other	2,003

Total expenses	1,340,139

Less: Fees waived and/or expenses reimbursed	(224,962)

Net expenses	1,115,177

Net investment income (loss)	(9,656)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	13,849,668

Affiliated investment securities	(309)

Foreign currencies	(6,158)

13,843,201

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	26,806,561

Affiliated investment securities	235

Foreign currencies	(1,791)

26,805,005

Net realized and unrealized gain	40,648,206

Net increase in net assets resulting from operations	$40,638,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Select Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income (loss)	$(9,656)	$(242,489)

Net realized gain	13,843,201	533,783

Change in net unrealized appreciation	26,805,005	26,539,955

Net increase in net assets resulting from operations	40,638,550	26,831,249

Distributions to shareholders from distributable earnings:
Class A	–	(119,834)

Class C	–	(10,848)

Class R	–	(4,091)

Class Y	–	(72,461)

Class R5	–	(257)

Class R6	–	(2,419,527)

Total distributions from distributable earnings	–	(2,627,018)

Share transactions–net:
Class A	9,953,510	2,902,705

Class C	(28,774)	(138,544)

Class R	382,103	20,555

Class Y	2,728,526	144,870

Class R6	20,807,042	63,982,441

Net increase in net assets resulting from share transactions	33,842,407	66,912,027

Net increase in net assets	74,480,957	91,116,258

Net assets:
Beginning of period	212,568,140	121,451,882

End of period	$287,049,097	$212,568,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Select Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/21	$13.54	$(0.02)	$2.59	$2.57	$–	$–	$–	$16.11	18.98%	$22,130	1.12	%(d)	1.49	%(d)	(0.24	)%(d)	25%
Year ended 10/31/20	11.49	(0.05)	2.33	2.28	(0.23)	–	(0.23)	13.54	20.15	10,027	1.12		1.60		(0.41)		59
Year ended 10/31/19	10.52	0.22 (e)	1.42	1.64	(0.07)	(0.60)	(0.67)	11.49	16.99	5,852	1.11		1.60		2.06	(e)	35
Year ended 10/31/18	13.01	0.09	(1.51)	(1.42)	(0.10)	(0.97)	(1.07)	10.52	(11.93)	4,333	1.11		1.62		0.72		46
Year ended 10/31/17	10.98	0.08	2.41	2.49	(0.10)	(0.36)	(0.46)	13.01	23.77	5,436	1.14		1.70		0.71		43
Period ended 10/31/16(f)	10.00	0.07	0.91	0.98	–	–	–	10.98	9.80	3,378	1.32	(g)	1.90	(g)	0.81	(g)	35
Class C
Six months ended 04/30/21	13.28	(0.08)	2.56	2.48	–	–	–	15.76	18.67	913	1.87	(d)	2.24	(d)	(0.99	)(d)	25
Year ended 10/31/20	11.28	(0.13)	2.28	2.15	(0.15)	–	(0.15)	13.28	19.22	792	1.87		2.35		(1.16)		59
Year ended 10/31/19	10.35	0.14 (e)	1.39	1.53	–	(0.60)	(0.60)	11.28	16.03	811	1.86		2.35		1.31	(e)	35
Year ended 10/31/18	12.86	(0.00)	(1.48)	(1.48)	(0.06)	(0.97)	(1.03)	10.35	(12.55)	1,192	1.86		2.37		(0.03)		46
Year ended 10/31/17	10.91	(0.00)	2.38	2.38	(0.07)	(0.36)	(0.43)	12.86	22.88	2,167	1.89		2.45		(0.04)		43
Period ended 10/31/16(f)	10.00	0.01	0.90	0.91	–	–	–	10.91	9.10	50	2.07	(g)	2.65	(g)	0.06	(g)	35
Class R
Six months ended 04/30/21	13.44	(0.04)	2.58	2.54	–	–	–	15.98	18.90	734	1.37	(d)	1.74	(d)	(0.49	)(d)	25
Year ended 10/31/20	11.41	(0.08)	2.32	2.24	(0.21)	–	(0.21)	13.44	19.85	290	1.37		1.85		(0.66)		59
Year ended 10/31/19	10.46	0.19 (e)	1.40	1.59	(0.04)	(0.60)	(0.64)	11.41	16.60	227	1.36		1.85		1.81	(e)	35
Year ended 10/31/18	12.95	0.06	(1.49)	(1.43)	(0.09)	(0.97)	(1.06)	10.46	(12.09)	89	1.36		1.87		0.47		46
Year ended 10/31/17	10.95	0.05	2.40	2.45	(0.09)	(0.36)	(0.45)	12.95	23.44	61	1.39		1.95		0.46		43
Period ended 10/31/16(f)	10.00	0.05	0.90	0.95	–	–	–	10.95	9.50	15	1.57	(g)	2.15	(g)	0.56	(g)	35
Class Y
Six months ended 04/30/21	13.57	0.00	2.60	2.60	–	–	–	16.17	19.16	7,455	0.87	(d)	1.24	(d)	0.01	(d)	25
Year ended 10/31/20	11.51	(0.02)	2.34	2.32	(0.26)	–	(0.26)	13.57	20.46	3,926	0.87		1.35		(0.16)		59
Year ended 10/31/19	10.56	0.25 (e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	3,299	0.86		1.35		2.31	(e)	35
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	8,594	0.86		1.37		0.97		46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	7,499	0.89		1.45		0.96		43
Period ended 10/31/16(f)	10.00	0.10	0.90	1.00	–	–	–	11.00	10.00	2,810	1.07	(g)	1.65	(g)	1.06	(g)	35
Class R5
Six months ended 04/30/21	13.57	0.00	2.60	2.60	–	–	–	16.17	19.16	16	0.87	(d)	1.02	(d)	0.01	(d)	25
Year ended 10/31/20	11.51	(0.02)	2.34	2.32	(0.26)	–	(0.26)	13.57	20.46	14	0.87		1.12		(0.16)		59
Year ended 10/31/19	10.56	0.25 (e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.23	12	0.86		1.14		2.31	(e)	35
Year ended 10/31/18	13.04	0.12	(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	11	0.86		1.19		0.97		46
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	13	0.89		1.30		0.96		43
Period ended 10/31/16(f)	10.00	0.10	0.90	1.00	–	–	–	11.00	10.00	11	1.07	(g)	1.61	(g)	1.06	(g)	35
Class R6
Six months ended 04/30/21	13.56	0.00	2.61	2.61	–	–	–	16.17	19.25	255,800	0.87	(d)	1.02	(d)	0.01	(d)	25
Year ended 10/31/20	11.51	(0.02)	2.33	2.31	(0.26)	–	(0.26)	13.56	20.37	197,521	0.87		1.12		(0.16)		59
Year ended 10/31/19	10.56	0.25 (e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	111,252	0.86		1.14		2.31	(e)	35
Year ended 10/31/18	13.03	0.12	(1.50)	(1.38)	(0.12)	(0.97)	(1.09)	10.56	(11.61)	103,172	0.86		1.19		0.97		46
Year ended 10/31/17	11.00	0.11	2.39	2.50	(0.11)	(0.36)	(0.47)	13.03	23.94	91,527	0.89		1.30		0.96		43
Period ended 10/31/16(f)	10.00	0.10	0.90	1.00	–	–	–	11.00	10.00	52,208	1.07	(g)	1.61	(g)	1.06	(g)	35

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $17,434, $924, $508, $5,255, $16 and $229,021 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.57%, $(0.02) and (0.18)%, $0.03 and 0.32%, $0.09 and 0.82%, $0.09 and 0.82%, and $0.09 and 0.82% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of December 21, 2015.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Select Equity Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Select Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified during the period. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco International Select Equity Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12	Invesco International Select Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.93% .

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $198,671 and reimbursed class level expenses of $18,947, $1,007, $552, $5,700, $0 and $85 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

13	Invesco International Select Equity Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $2,869 in front-end sales commissions from the sale of Class A shares and $532 and $194 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended April 30, 2021, the Fund incurred $761 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Australia	$–	$11,103,485	$–	$11,103,485

Belgium	–	7,303,851	–	7,303,851

Canada	12,774,925	–	–	12,774,925

China	38,422,935	52,195,837	–	90,618,772

Denmark	–	4,898,046	–	4,898,046

Finland	–	6,921,089	–	6,921,089

France	–	13,484,651	–	13,484,651

Germany	–	24,604,488	–	24,604,488

Hong Kong	–	7,627,422	–	7,627,422

Japan	–	29,141,958	–	29,141,958

Luxembourg	–	10,293,993	–	10,293,993

Macau	–	17,908,823	–	17,908,823

Netherlands	–	8,349,106	–	8,349,106

South Korea	–	7,048,135	–	7,048,135

Spain	–	3,677,190	–	3,677,190

United Kingdom	4,129,123	18,456,992	–	22,586,115

Money Market Funds	8,896,600	60,400	–	8,957,000

Total Investments	$64,223,583	$223,075,466	$–	$287,299,049

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund

14	Invesco International Select Equity Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$1,963,423	$1,963,423

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $95,793,030 and $59,506,463, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$68,529,275

Aggregate unrealized (depreciation) of investments	(3,247,413)

Net unrealized appreciation of investments	$65,281,862

    Cost of investments for tax purposes is $222,017,187.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	741,225	$11,656,363	542,344	$6,391,283

Class C	14,980	231,597	22,898	259,990

Class R	26,497	415,631	7,869	93,582

Class Y	212,138	3,364,322	164,218	1,836,390

Class R6	1,864,518	30,225,781	10,757,097	135,655,541

Issued as reinvestment of dividends:
Class A	-	-	9,178	108,578

Class C	-	-	925	10,796

Class R	-	-	330	3,885

Class Y	-	-	5,899	69,729

Class R6	-	-	204,676	2,419,270

Automatic conversion of Class C shares to Class A shares:
Class A	3,101	48,258	152	1,730

Class C	(3,166)	(48,258)	(154)	(1,730)

Reacquired:
Class A	(111,762)	(1,751,111)	(320,234)	(3,598,886)

Class C	(13,506)	(212,113)	(35,893)	(407,600)

Class R	(2,094)	(33,528)	(6,509)	(76,912)

Class Y	(40,529)	(635,796)	(167,457)	(1,761,249)

Class R6	(606,491)	(9,418,739)	(6,067,824)	(74,092,370)

Net increase in share activity	2,084,911	$33,842,407	5,117,515	$66,912,027

(a)	88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15	Invesco International Select Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,189.80	$6.08	$1,019.24	$5.61	1.12%
Class C	1,000.00	1,186.70	10.14	1,015.52	9.35	1.87
Class R	1,000.00	1,189.00	7.44	1,018.00	6.85	1.37
Class Y	1,000.00	1,191.60	4.73	1,020.48	4.36	0.87
Class R5	1,000.00	1,191.60	4.73	1,020.48	4.36	0.87
Class R6	1,000.00	1,192.50	4.73	1,020.48	4.36	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco International Select Equity Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                             Invesco Distributors, Inc.                                                                                                   ICO-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco MSCI World SRI Index Fund
Nasdaq:
A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	26.43%
Class C Shares	25.93
Class R Shares	26.22
Class Y Shares	26.63
Class R5 Shares	26.63
Class R6 Shares	26.63
MSCI World SRI Index▼ (Broad Market Index)	26.60
Custom Invesco MSCI World SRI Index∎ (Style-Specific Index)	26.60
Lipper Global Multi-Cap Core Funds Index◆ (Peer Group Index)	30.35
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World SRI Index is an unmanaged index composed of developed countries’ large- and mid-cap stocks with high ESG rating as determined by MSCI ESG Research. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco MSCI World SRI Index is comprised of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index thereafter.

The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco MSCI World SRI Index Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (7/1/16)	8.84%
1 Year	34.42
Class C Shares
Inception (7/1/16)	9.30%
1 Year	40.17
Class R Shares
Inception (7/1/16)	9.84%
1 Year	41.80
Class Y Shares
Inception (7/1/16)	10.39%
1 Year	42.67
Class R5 Shares
Inception (7/1/16)	10.39%
1 Year	42.67
Class R6 Shares
Inception (7/1/16)	10.39%
1 Year	42.67

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco MSCI World SRI Index Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco MSCI World SRI Index Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.73%
Australia–1.76%
APA Group	849	$6,563
ASX Ltd.	141	7,931
Aurizon Holdings Ltd.	1,285	3,717
BlueScope Steel Ltd.	545	9,091
Brambles Ltd.	1,106	8,867
Cochlear Ltd.	46	7,873
Coles Group Ltd.	954	12,002
Dexus	805	6,312
Evolution Mining Ltd.	1,133	4,014
Goodman Group	1,199	17,482
GPT Group (The)	1,406	5,009
Insurance Australia Group Ltd.	1,610	6,070
Lendlease Corp. Ltd.	495	4,851
Macquarie Group Ltd.	255	31,551
Mirvac Group	2,727	5,658
Newcrest Mining Ltd.	580	11,772
Ramsay Health Care Ltd.	123	6,388
SEEK Ltd.(a)	284	6,783
Stockland	1,744	6,296
Sydney Airport(a)	1,102	5,260
Transurban Group	2,053	22,431
		195,921

Austria–0.11%
Erste Group Bank AG(a)	203	7,221
Verbund AG	64	5,254
		12,475

Belgium–0.21%
KBC Group N.V.(a)	189	14,688
Umicore S.A.	141	8,568
		23,256

Canada–4.20%
Agnico Eagle Mines Ltd.	160	10,000
Bank of Montreal	467	44,076
Bank of Nova Scotia (The)	893	56,865
BlackBerry Ltd.(a)	482	4,263
Canadian National Railway Co.	525	56,521
Canadian Tire Corp. Ltd., Class A	47	7,492
CGI, Inc., Class A(a)	198	17,518
FirstService Corp.	33	5,360
Fortis, Inc.	321	14,319
Franco-Nevada Corp.	129	17,971
Gildan Activewear, Inc.	175	6,074
Intact Financial Corp.	119	15,818
Magna International, Inc.	235	22,193
Manulife Financial Corp.	1,491	32,558
Metro, Inc.	148	6,781
Open Text Corp.	250	11,772
Ritchie Bros. Auctioneers, Inc.	103	6,552
Rogers Communications, Inc., Class B	252	12,412
Shopify, Inc., Class A(a)	83	97,974
Wheaton Precious Metals Corp.	316	13,109

	Shares	Value

Canada–(continued)
WSP Global, Inc.	68	$7,061
		466,689

China–0.08%
BOC Hong Kong Holdings Ltd.	2,500	8,810

Denmark–1.66%
Coloplast A/S, Class B	85	14,064
GN Store Nord A/S	88	7,944
Novo Nordisk A/S, Class B	1,246	92,093
Novozymes A/S, Class B	148	10,528
Orsted A/S(b)	141	20,502
Pandora A/S	85	9,641
Vestas Wind Systems A/S	725	30,099
		184,871

Finland–0.43%
Elisa OYJ	86	4,881
Neste OYJ	307	18,627
Orion OYJ, Class B	101	4,475
UPM-Kymmene OYJ	347	13,573
Wartsila OYJ Abp	507	6,558
		48,114

France–2.71%
Accor S.A.(a)	152	6,115
Amundi S.A.(a)(b)	52	4,632
AXA S.A.	1,445	40,880
Carrefour S.A.	431	8,343
Cie Generale des Etablissements Michelin S.C.A.	124	17,937
Danone S.A.	459	32,348
Gecina S.A.	33	4,826
Getlink SE(a)	314	4,993
L’Oreal S.A.	189	77,620
Natixis S.A.(a)	1,026	5,012
Orange S.A.	1,462	18,221
Schneider Electric SE	378	60,435
SEB S.A.	29	5,281
Unibail-Rodamco-Westfield(a)	102	8,411
Valeo S.A.	190	6,152
		301,206

Germany–3.91%
adidas AG(a)	136	41,997
Allianz SE	297	77,269
Beiersdorf AG	70	7,903
Deutsche Boerse AG	141	24,333
Henkel AG & Co. KGaA, Preference Shares	178	20,445
Merck KGaA	87	15,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	97	28,056
SAP SE	789	110,982
Sartorius AG, Preference Shares	25	14,104
Siemens AG	568	94,798
		435,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco MSCI World SRI Index Fund

	Shares	Value

Hong Kong–0.64%
Hang Seng Bank Ltd.	600	$11,773
Hong Kong Exchanges & Clearing Ltd.	900	54,360
MTR Corp. Ltd.	1,000	5,569
		71,702

Ireland–0.38%
CRH PLC	598	28,258
Kerry Group PLC, Class A	110	14,255
		42,513

Italy–0.41%
Intesa Sanpaolo S.p.A.(a)	11,284	31,565
Snam S.p.A.	1,299	7,317
Terna Rete Elettrica Nazionale S.p.A.	929	6,845
		45,727

Japan–6.89%
Aeon Co. Ltd.	500	13,651
Ajinomoto Co., Inc.	400	7,995
Asahi Kasei Corp.	900	9,473
Astellas Pharma, Inc.	1,400	21,025
Daifuku Co. Ltd.	100	9,909
Dai-ichi Life Holdings, Inc.	800	14,399
Daiichi Sankyo Co. Ltd.	1,200	30,618
Daikin Industries Ltd.	177	35,537
Daiwa House Industry Co. Ltd.	400	11,846
Denso Corp.	300	19,392
Eisai Co. Ltd.	200	13,060
Fujitsu Ltd.	100	15,842
Hankyu Hanshin Holdings, Inc.	100	3,147
Honda Motor Co. Ltd.	1,200	35,507
Kansai Paint Co. Ltd.	200	5,041
Kao Corp.	300	19,270
KDDI Corp.	1,200	36,314
Keio Corp.	100	6,502
Kikkoman Corp.	100	6,144
Kobe Bussan Co. Ltd.	200	5,349
Komatsu Ltd.	600	17,611
Mitsui Chemicals, Inc.	200	6,300
Miura Co. Ltd.	100	5,246
MS&AD Insurance Group Holdings, Inc.	300	8,499
Murata Manufacturing Co. Ltd.	400	31,768
Nintendo Co. Ltd.	80	45,833
Nippon Express Co. Ltd.	100	7,644
Nippon Paint Holdings Co. Ltd.	500	7,143
Nitto Denko Corp.	100	8,296
Nomura Real Estate Master Fund, Inc.	3	4,750
Nomura Research Institute Ltd.	300	9,218
Odakyu Electric Railway Co. Ltd.	200	5,408
Omron Corp.	100	7,591
Panasonic Corp.	1,600	18,885
Rakuten Group, Inc.	600	7,623
Resona Holdings, Inc.	1,500	6,168
Sekisui Chemical Co. Ltd.	300	5,224
Sekisui House Ltd.	600	12,132
SG Holdings Co. Ltd.	200	4,539
Shimizu Corp.	500	4,092
Shionogi & Co. Ltd.	200	10,522
Sompo Holdings, Inc.	200	7,435
Sony Group Corp.	900	90,076

	Shares	Value

Japan–(continued)
Sumitomo Chemical Co. Ltd.	1,400	$7,140
Sumitomo Metal Mining Co. Ltd.	200	8,498
Sumitomo Mitsui Trust Holdings, Inc.	200	6,812
Suntory Beverage & Food Ltd.	100	3,377
Sysmex Corp.	100	10,001
Tokyo Electron Ltd.	100	44,046
Tokyu Corp.	300	3,859
Toray Industries, Inc.	900	5,587
West Japan Railway Co.	100	5,513
Yamaha Corp.	100	5,447
Yaskawa Electric Corp.	200	9,233
Yokogawa Electric Corp.	300	5,450
		766,987

Netherlands–2.41%
Akzo Nobel N.V.	144	17,292
ASML Holding N.V.	315	205,083
Koninklijke DSM N.V.	125	22,415
Koninklijke Vopak N.V.	76	3,482
Wolters Kluwer N.V.	213	19,280
		267,552

New Zealand–0.19%
Auckland International Airport Ltd.(a)	1,011	5,485
Fisher & Paykel Healthcare Corp. Ltd.	417	10,721
Meridian Energy Ltd.	1,313	5,025
		21,231

Norway–0.21%
Mowi ASA	283	6,997
Orkla ASA	740	7,556
Telenor ASA	492	8,780
		23,333

Portugal–0.04%
Jeronimo Martins SGPS S.A.	233	4,255

Singapore–0.36%
CapitaLand Ltd.	2,000	5,582
DBS Group Holdings Ltd.	1,300	29,236
Singapore Exchange Ltd.	700	5,489
		40,307

Spain–0.57%
Banco Bilbao Vizcaya Argentaria S.A.	5,064	28,375
Industria de Diseno Textil S.A.	818	29,122
Red Electrica Corp. S.A.	322	5,913
		63,410

Sweden–0.73%
Boliden AB	242	9,432
Essity AB, Class B	489	15,962
Husqvarna AB, Class B	397	5,529
ICA Gruppen AB	87	4,008
Skandinaviska Enskilda Banken AB, Class A	1,158	14,858
Svenska Cellulosa AB S.C.A., Class B	423	7,422
Svenska Handelsbanken AB, Class A	1,089	12,632
Tele2 AB, Class B	329	4,257
Telia Co. AB	1,832	7,591
		81,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco MSCI World SRI Index Fund

	Shares	Value

Switzerland–2.85%
Alcon, Inc.(a)	366	$27,474
Coca-Cola HBC AG	164	5,671
Givaudan S.A.	7	29,321
Kuehne + Nagel International AG, Class R	37	11,059
Lonza Group AG	51	32,453
Roche Holding AG	520	169,421
Sonova Holding AG, Class A(a)	38	11,248
Swiss Re AG	217	20,174
Swisscom AG	18	9,762
		316,583

United Kingdom–4.37%
Associated British Foods PLC(a)	234	7,456
Barratt Developments PLC	695	7,407
Berkeley Group Holdings PLC	79	5,047
British Land Co. PLC (The)	716	5,124
Burberry Group PLC(a)	280	7,967
Coca-Cola European Partners PLC	143	8,125
Compass Group PLC(a)	1,320	28,655
Croda International PLC	84	7,846
DCC PLC	66	5,726
Informa PLC(a)	982	7,622
InterContinental Hotels Group PLC(a)	122	8,680
J Sainsbury PLC	1,618	5,310
JD Sports Fashion PLC(a)	523	6,631
Johnson Matthey PLC	161	7,225
Kingfisher PLC(a)	1,562	7,707
Liberty Global PLC, Class C(a)	418	11,311
Linde PLC	387	110,620
Mondi PLC	307	8,328
National Grid PLC	2,391	30,141
RELX PLC	1,431	37,136
Schroders PLC	112	5,579
Segro PLC	825	11,454
Taylor Wimpey PLC	2,441	6,052
Unilever PLC	1,934	113,399
Whitbread PLC(a)	156	6,987
WM Morrison Supermarkets PLC	1,748	4,196
WPP PLC	1,046	14,088
		485,819

United States–59.61%
ABIOMED, Inc.(a)	33	10,584
Accenture PLC, Class A	480	139,186
Agilent Technologies, Inc.	229	30,604
Allegion PLC	65	8,735
Ally Financial, Inc.	283	14,560
American Express Co.	490	75,141
American Tower Corp.	321	81,781
AmerisourceBergen Corp.	122	14,738
Amgen, Inc.	435	104,243
Aptiv PLC(a)	201	28,922
Axalta Coating Systems Ltd.(a)	190	6,059
Baker Hughes Co., Class A	489	9,819
Ball Corp.	242	22,661
Bank of New York Mellon Corp. (The)	593	29,579
Becton, Dickinson and Co.	218	54,241
Best Buy Co., Inc.	174	20,231
Biogen, Inc.(a)	111	29,674

	Shares	Value

United States–(continued)
BlackRock, Inc.	114	$93,400
BorgWarner, Inc.	146	7,093
Boston Properties, Inc.	106	11,591
Bunge Ltd.	100	8,442
C.H. Robinson Worldwide, Inc.	102	9,902
Cable One, Inc.	3	5,370
Campbell Soup Co.	140	6,685
Cardinal Health, Inc.	230	13,878
Caterpillar, Inc.	406	92,613
CBRE Group, Inc., Class A(a)	246	20,959
Centene Corp.(a)	397	24,511
CenterPoint Energy, Inc.	377	9,233
Cerner Corp.	222	16,661
Charles Schwab Corp. (The)	1,095	77,088
Cheniere Energy, Inc.(a)	165	12,791
Chubb Ltd.	337	57,826
Cigna Corp.	270	67,233
Clorox Co. (The)	90	16,425
CME Group, Inc., Class A	268	54,133
Colgate-Palmolive Co.	594	47,936
Consolidated Edison, Inc.	250	19,352
CSX Corp.	549	55,312
Cummins, Inc.	109	27,472
DaVita, Inc.(a)	71	8,274
Deere & Co.	222	82,329
DENTSPLY SIRONA, Inc.	158	10,667
Ecolab, Inc.	191	42,807
Edwards Lifesciences Corp.(a)	468	44,703
Electronic Arts, Inc.	199	28,274
Equinix, Inc.	63	45,408
Eversource Energy	245	21,124
Expeditors International of Washington, Inc.	125	13,732
FactSet Research Systems, Inc.	28	9,414
Fastenal Co.	422	22,062
Ferguson PLC	171	21,562
Fortune Brands Home & Security, Inc.	97	10,183
Franklin Resources, Inc.	221	6,630
General Mills, Inc.	449	27,326
Gilead Sciences, Inc.	937	59,471
Hasbro, Inc.	95	9,448
HCA Healthcare, Inc.	202	40,614
Healthpeak Properties, Inc.	366	12,568
Henry Schein, Inc.(a)	98	7,105
Hologic, Inc.(a)	185	12,127
Home Depot, Inc. (The)	804	260,231
Humana, Inc.	99	44,079
IDEX Corp.	55	12,331
IDEXX Laboratories, Inc.(a)	63	34,586
IHS Markit Ltd.	282	30,338
Illinois Tool Works, Inc.	226	52,084
International Flavors & Fragrances, Inc.	164	23,316
Iron Mountain, Inc.	203	8,144
Jazz Pharmaceuticals PLC(a)	37	6,083
Johnson Controls International PLC	530	33,040
Kansas City Southern	70	20,455
Kellogg Co.	184	11,485
KeyCorp	728	15,841
Kimberly-Clark Corp.	256	34,130
Lowe’s Cos., Inc.	523	102,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco MSCI World SRI Index Fund

	Shares	Value

United States–(continued)
lululemon athletica, inc.(a)	85	$28,498
M&T Bank Corp.	97	15,296
Marsh & McLennan Cos., Inc.	380	51,566
Mettler-Toledo International, Inc.(a)	18	23,640
Microsoft Corp.	5,272	1,329,493
Mohawk Industries, Inc.(a)	44	9,042
Moody’s Corp.	127	41,492
Mosaic Co. (The)	335	11,785
Newmont Corp.	592	36,947
NIKE, Inc., Class B	938	124,398
Norfolk Southern Corp.	181	50,542
Northern Trust Corp.	147	16,729
NVIDIA Corp.	462	277,375
ONEOK, Inc.	329	17,220
Owens Corning	83	8,035
PepsiCo, Inc.	1,025	147,764
Phillips 66	327	26,458
PNC Financial Services Group, Inc. (The)	309	57,767
Principal Financial Group, Inc.	197	12,582
Procter & Gamble Co. (The)	1,851	246,960
Prologis, Inc.	557	64,907
Prudential Financial, Inc.	295	29,606
Quest Diagnostics, Inc.	94	12,397
Regions Financial Corp.	721	15,718
ResMed, Inc.	106	19,925
Robert Half International, Inc.	82	7,184
Rockwell Automation, Inc.	85	22,462
Roper Technologies, Inc.	79	35,269
salesforce.com, Inc.(a)	677	155,927
Sempra Energy	198	27,239
State Street Corp.	266	22,331
Steel Dynamics, Inc.	155	8,404
STERIS PLC	59	12,450
SVB Financial Group(a)	38	21,729

	Shares	Value

United States–(continued)
T. Rowe Price Group, Inc.	156	$27,955
Teladoc Health, Inc.(a)	83	14,305
Teledyne Technologies, Inc.(a)	27	12,089
Tesla, Inc.(a)	562	398,706
Tractor Supply Co.	83	15,654
Trane Technologies PLC	178	30,942
Travelers Cos., Inc. (The)	190	29,385
UGI Corp.	154	6,731
Vail Resorts, Inc.(a)	30	9,755
Vertex Pharmaceuticals, Inc.(a)	188	41,022
VF Corp.	247	21,652
W.W. Grainger, Inc.	33	14,307
Walt Disney Co. (The)(a)	1,350	251,127
Waters Corp.(a)	45	13,494
West Pharmaceutical Services, Inc.	51	16,754
Xylem, Inc.	134	14,827
Zoetis, Inc.	358	61,945
		6,631,061
Total Common Stocks & Other Equity Interests (Cost $7,861,826)		10,538,715

Money Market Funds–5.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	196,068	196,068
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	140,256	140,312
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	224,078	224,078
Total Money Market Funds (Cost $560,458)		560,458

TOTAL INVESTMENTS IN SECURITIES–99.77%
(Cost $8,422,284)		11,099,173

OTHER ASSETS LESS LIABILITIES–0.23%		25,123
NET ASSETS–100.00%		$11,124,296

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $25,134, which represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,900	$436,534	$(288,366)	$-	$-	$196,068	$15
Invesco Liquid Assets Portfolio, Institutional Class	34,477	311,810	(205,975)	-	-	140,312	14
Invesco Treasury Portfolio, Institutional Class	54,743	498,896	(329,561)	-	-	224,078	7
Total	$137,120	$1,247,240	$(823,902)	$-	$-	$560,458	$36

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Equity Risk

MSCI World Index	5	June-2021	$439,700	$7,982	$7,982

(a)	Futures contracts collateralized by $31,370 cash held with Meril Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco MSCI World SRI Index Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	22.15%
Consumer Discretionary	13.24
Financials	12.93
Health Care	12.12
Industrials	10.77
Consumer Staples	8.68
Materials	5.00
Communication Services	4.25
Real Estate	3.13
Other Sectors, Each Less than 2% of Net Assets	2.46
Money Market Funds Plus Other Assets Less Liabilities	5.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco MSCI World SRI Index Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $7,861,826)	$10,538,715

Investments in affiliated money market funds, at value (Cost $560,458)	560,458

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	31,370

Foreign currencies, at value (Cost $2,082)	2,036

Receivable for:
Investments sold	5,122

Fund shares sold	5,351

Dividends	26,064

Investment for trustee deferred compensation and retirement plans	16,768

Other assets	35,930

Total assets	11,221,814

Liabilities:
Other investments:
Variation margin payable – futures contracts	2,387

Payable for:
Fund shares reacquired	4,675

Accrued fees to affiliates	24,373

Accrued other operating expenses	49,315

Trustee deferred compensation and retirement plans	16,768

Total liabilities	97,518

Net assets applicable to shares outstanding	$11,124,296

Net assets consist of:
Shares of beneficial interest	$9,217,952

Distributable earnings	1,906,344

$11,124,296

Net Assets:
Class A	$1,200,766

Class C	$176,833

Class R	$478,899

Class Y	$738,923

Class R5	$28,255

Class R6	$8,500,620

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	81,798

Class C	12,196

Class R	32,775

Class Y	50,070

Class R5	1,915

Class R6	576,001

Class A:
Net asset value per share	$14.68

Maximum offering price per share
(Net asset value of $14.68 ÷ 94.50%)	$15.53

Class C:
Net asset value and offering price per share	$14.50

Class R:
Net asset value and offering price per share	$14.61

Class Y:
Net asset value and offering price per share	$14.76

Class R5:
Net asset value and offering price per share	$14.76

Class R6:
Net asset value and offering price per share	$14.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco MSCI World SRI Index Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $ 5,559)	$78,605

Dividends from affiliated money market funds	36

Total investment income	78,641

Expenses:
Advisory fees	6,899

Administrative services fees	646

Custodian fees	1,654

Distribution fees:
Class A	1,368

Class C	844

Class R	1,004

Transfer agent fees – A, C, R and Y	4,303

Transfer agent fees – R5	10

Trustees’ and officers’ fees and benefits	8,786

Registration and filing fees	42,632

Licensing fees	1,971

Reports to shareholders	26,034

Professional services fees	110,484

Other	9,062

Total expenses	215,697

Less: Fees waived and/or expenses reimbursed	(203,190)

Net expenses	12,507

Net investment income	66,134

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	37,773

Foreign currencies	774

Futures contracts	26,912

65,459

Change in net unrealized appreciation of:
Unaffiliated investment securities	2,078,882

Foreign currencies	188

Futures contracts	9,245

2,088,315

Net realized and unrealized gain	2,153,774

Net increase in net assets resulting from operations	$2,219,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco MSCI World SRI Index Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020

Operations:
Net investment income	$66,134	$142,483

Net realized gain (loss)	65,459	(274,967)

Change in net unrealized appreciation	2,088,315	150,487

Net increase in net assets resulting from operations	2,219,908	18,003

Distributions to shareholders from distributable earnings:
Class A	(15,067)	(27,376)

Class C	(2,386)	(2,218)

Class R	(5,252)	(492)

Class Y	(7,779)	(9,965)

Class R5	(374)	(389)

Class R6	(107,235)	(118,725)

Total distributions from distributable earnings	(138,093)	(159,165)

Share transactions–net:
Class A	47,392	(411,764)

Class C	(17,701)	(78,067)

Class R	70,381	273,845

Class Y	132,781	(54,620)

Class R5	403	1,201

Class R6	554,924	(18,698)

Net increase (decrease) in net assets resulting from share transactions	788,180	(288,103)

Net increase (decrease) in net assets	2,869,995	(429,265)

Net assets:
Beginning of period	8,254,301	8,683,566

End of period	$11,124,296	$8,254,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco MSCI World SRI Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/21	$11.78	$0.08	$3.01	$3.09	$(0.19)	$–	$(0.19)	$14.68	26.43%	$1,201	0.44	%(d)	4.86	%(d)	1.16	%(d)	4%
Year ended 10/31/20	11.86	0.17	(0.06)	0.11	(0.19)	–	(0.19)	11.78	0.89	922	0.70		3.03		1.48		118
Year ended 10/31/19	11.76	0.17	0.21	0.38	(0.18)	(0.10)	(0.28)	11.86	3.48	1,483	0.85		3.58		1.51		116
Year ended 10/31/18	12.91	0.17	(0.85)	(0.68)	(0.09)	(0.38)	(0.47)	11.76	(5.55)	1,387	0.84		3.94		1.33		89
Year ended 10/31/17	10.45	0.14	2.39	2.53	(0.06)	(0.01)	(0.07)	12.91	24.36	531	0.84		9.90		1.16		69
Period ended 10/31/16(e)	10.17	0.04	0.24	0.28	–	–	–	10.45	2.75	46	0.84	(f)	31.57	(f)	1.13	(f)	18
Class C
Six months ended 04/30/21	11.67	0.03	2.98	3.01	(0.18)	–	(0.18)	14.50	25.93	177	1.19	(d)	5.61	(d)	0.41	(d)	4
Year ended 10/31/20	11.75	0.08	(0.05)	0.03	(0.11)	–	(0.11)	11.67	0.21	158	1.45		3.78		0.73		118
Year ended 10/31/19	11.63	0.09	0.20	0.29	(0.07)	(0.10)	(0.17)	11.75	2.66	243	1.60		4.33		0.76		116
Year ended 10/31/18	12.83	0.07	(0.84)	(0.77)	(0.05)	(0.38)	(0.43)	11.63	(6.27)	166	1.59		4.69		0.58		89
Year ended 10/31/17	10.42	0.05	2.39	2.44	(0.02)	(0.01)	(0.03)	12.83	23.49	124	1.59		10.65		0.41		69
Period ended 10/31/16(e)	10.17	0.01	0.24	0.25	–	–	–	10.42	2.46	10	1.59	(f)	32.32	(f)	0.38	(f)	18
Class R
Six months ended 04/30/21	11.74	0.06	3.00	3.06	(0.19)	–	(0.19)	14.61	26.22	479	0.69	(d)	5.11	(d)	0.91	(d)	4
Year ended 10/31/20	11.81	0.15	(0.06)	0.09	(0.16)	–	(0.16)	11.74	0.74	325	0.95		3.28		1.23		118
Year ended 10/31/19	11.71	0.15	0.20	0.35	(0.15)	(0.10)	(0.25)	11.81	3.17	35	1.10		3.83		1.26		116
Year ended 10/31/18	12.88	0.14	(0.85)	(0.71)	(0.08)	(0.38)	(0.46)	11.71	(5.82)	32	1.09		4.19		1.08		89
Year ended 10/31/17	10.44	0.11	2.39	2.50	(0.05)	(0.01)	(0.06)	12.88	24.04	13	1.09		10.15		0.91		69
Period ended 10/31/16(e)	10.17	0.03	0.24	0.27	–	–	–	10.44	2.65	10	1.09	(f)	31.82	(f)	0.88	(f)	18
Class Y
Six months ended 04/30/21	11.83	0.10	3.03	3.13	(0.20)	–	(0.20)	14.76	26.63	739	0.19	(d)	4.61	(d)	1.41	(d)	4
Year ended 10/31/20	11.91	0.20	(0.06)	0.14	(0.22)	–	(0.22)	11.83	1.11	485	0.45		2.78		1.73		118
Year ended 10/31/19	11.80	0.20	0.22	0.42	(0.21)	(0.10)	(0.31)	11.91	3.80	522	0.60		3.33		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	446	0.59		3.69		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	189	0.59		9.65		1.41		69
Period ended 10/31/16(e)	10.17	0.05	0.24	0.29	–	–	–	10.46	2.85	42	0.59	(f)	31.32	(f)	1.38	(f)	18
Class R5
Six months ended 04/30/21	11.83	0.10	3.03	3.13	(0.20)	–	(0.20)	14.76	26.63	28	0.19	(d)	4.30	(d)	1.41	(d)	4
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	–	(0.22)	11.83	1.20	22	0.45		2.56		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	21	0.60		2.95		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	19	0.59		3.47		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	21	0.59		9.28		1.41		69
Period ended 10/31/16(e)	10.17	0.05	0.24	0.29	–	–	–	10.46	2.85	10	0.59	(f)	29.53	(f)	1.38	(f)	18
Class R6
Six months ended 04/30/21	11.83	0.10	3.03	3.13	(0.20)	–	(0.20)	14.76	26.63	8,501	0.19	(d)	4.22	(d)	1.41	(d)	4
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	–	(0.22)	11.83	1.20	6,342	0.45		2.51		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	6,379	0.60		2.91		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	6,875	0.59		3.42		1.58		89
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	4,935	0.59		9.28		1.41		69

Period ended 10/31/16(e)	10.17	0.05	0.24	0.29	–	–	–	10.46	2.85	1,353	0.59	(f)	29.53	(f)	1.38	(f)	18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,104, $170, $405, $563, $26 and $7,670 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of July 1, 2016.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco MSCI World SRI Index Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco MSCI World SRI Index Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

14	Invesco MSCI World SRI Index Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

15	Invesco MSCI World SRI Index Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.140%

Over $2 billion	0.120%

    For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.14%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least February 28, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19%, and 0.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2021, the Adviser waived advisory fees of $6,899, reimbursed fund level expenses of $191,979 and reimbursed class level expenses of $2,122, $328, $776, $1,076, $10 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

16	Invesco MSCI World SRI Index Fund

    The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$195,921	$–	$195,921
Austria	–	12,475	–	12,475
Belgium	–	23,256	–	23,256
Canada	466,689	–	–	466,689
China	–	8,810	–	8,810
Denmark	–	184,871	–	184,871
Finland	–	48,114	–	48,114
France	8,411	292,795	–	301,206
Germany	–	435,202	–	435,202
Hong Kong	–	71,702	–	71,702
Ireland	–	42,513	–	42,513
Italy	–	45,727	–	45,727
Japan	–	766,987	–	766,987
Netherlands	–	267,552	–	267,552
New Zealand	–	21,231	–	21,231
Norway	–	23,333	–	23,333
Portugal	–	4,255	–	4,255
Singapore	–	40,307	–	40,307
Spain	–	63,410	–	63,410
Sweden	–	81,691	–	81,691
Switzerland	–	316,583	–	316,583
United Kingdom	130,056	355,763	–	485,819
United States	6,609,499	21,562	–	6,631,061
Money Market Funds	560,458	–	–	560,458
Total Investments in Securities	7,775,113	3,324,060	–	11,099,173
Other Investments - Assets*
Futures Contracts	7,982	–	–	7,982
Total Investments	$7,783,095	$3,324,060	$–	$11,107,155

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2021:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$7,982

Derivatives not subject to master netting agreements	(7,982)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

17	Invesco MSCI World SRI Index Fund

Effect of Derivative Investments for the six months ended April 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$26,912

Change in Net Unrealized Appreciation:
Futures contracts	9,245

Total	$36,157

    The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$274,902

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

    Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$638,583	$245,867	$884,450

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $684,383 and $353,667, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,739,700

Aggregate unrealized (depreciation) of investments	(54,127)

Net unrealized appreciation of investments	$2,685,573

    Cost of investments for tax purposes is $8,421,582.

18	Invesco MSCI World SRI Index Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2021(a)		October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,416	$47,297	33,428	$398,098

Class C	1,847	24,513	6,883	68,917

Class R	4,734	65,456	25,737	286,140

Class Y	11,049	159,476	18,179	197,875

Class R5	22	300	102	1,143

Class R6	64,282	892,594	88,565	1,017,782

Issued as reinvestment of dividends:
Class A	1,093	14,452	1,938	23,472

Class C	169	2,208	175	2,109

Class R	385	5,065	27	329

Class Y	509	6,760	710	8,620

Class R5	13	176	14	171

Class R6	6,734	89,424	8,164	99,114

Automatic conversion of Class C shares to Class A shares:
Class A	1,661	22,161	1,217	14,874

Class C	(1,677)	(22,161)	(1,228)	(14,874)

Reacquired:
Class A	(2,640)	(36,518)	(83,400)	(848,208)

Class C	(1,685)	(22,261)	(12,939)	(134,219)

Class R	(10)	(140)	(1,076)	(12,624)

Class Y	(2,486)	(33,455)	(21,764)	(261,115)

Class R5	(5)	(73)	(10)	(113)

Class R6	(30,974)	(427,094)	(96,623)	(1,135,594)

Net increase (decrease) in share activity	56,437	$788,180	(31,901)	$(288,103)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

19	Invesco MSCI World SRI Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,264.30	$2.47	$1,022.61	$2.21	0.44%
Class C	1,000.00	1,259.30	6.67	1,018.89	5.96	1.19
Class R	1,000.00	1,262.20	3.87	1,021.37	3.46	0.69
Class Y	1,000.00	1,266.30	1.07	1,023.85	0.95	0.19
Class R5	1,000.00	1,266.30	1.07	1,023.85	0.95	0.19
Class R6	1,000.00	1,266.30	1.07	1,023.85	0.95	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20	Invesco MSCI World SRI Index Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                             Invesco Distributors, Inc.                                                                                   GLRE-SAR-1

Semiannual Report to Shareholders	April 30, 2021

Invesco Oppenheimer International Growth Fund
Nasdaq:
A: OIGAX ∎ C: OIGCX ∎ R: OIGNX ∎ Y: OIGYX ∎ R5: INGFX ∎ R6: OIGIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/20 to 4/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	23.70%
Class C Shares	23.26
Class R Shares	23.52
Class Y Shares	23.84
Class R5 Shares	23.95
Class R6 Shares	23.93
MSCI All Country World ex USA Index▼	27.40
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Oppenheimer International Growth Fund

Average Annual Total Returns
As of 4/30/21, including maximum applicable sales charges
Class A Shares
Inception (3/25/96)	8.17%
10 Years	6.46
5 Years	8.69
1 Year	38.16

Class C Shares
Inception (3/25/96)	8.15%
10 Years	6.43
5 Years	9.10
1 Year	44.11

Class R Shares
Inception (3/1/01)	6.19%
10 Years	6.79
5 Years	9.65
1 Year	45.82

Class Y Shares
Inception (9/7/05)	7.90%
10 Years	7.37
5 Years	10.19
1 Year	46.55

Class R5 Shares
10 Years	7.15%
5 Years	10.09
1 Year	46.82

Class R6 Shares
Inception (3/29/12)	9.05%
5 Years	10.38
1 Year	46.75

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Oppenheimer International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Oppenheimer International Growth Fund

Schedule of Investments

April 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.78%
Australia–1.21%
CSL Ltd.	734,022	$153,024,291

Belgium–0.32%
Galapagos N.V.(a)	512,193	39,921,267

Canada–4.40%
Alimentation Couche-Tard, Inc., Class B	4,603,520	155,991,220

CAE, Inc.	5,901,473	184,848,644

Dollarama, Inc.	2,489,370	116,007,903

Shopify, Inc., Class A(a)	84,749	100,038,501

		556,886,268

China–3.49%
Alibaba Group Holding Ltd., ADR(a)	812,547	187,657,730

Tencent Holdings Ltd.	3,183,400	254,586,242

		442,243,972

Denmark–2.25%
Ascendis Pharma A/S, ADR(a)	475,201	68,889,889

Novo Nordisk A/S, Class B	2,926,332	216,288,353

		285,178,242

France–17.26%
Adevinta ASA, Class B(a)	5,692,459	104,158,651

Airbus SE(a)	1,538,518	184,774,844

Dassault Systemes SE(b)	598,218	138,736,232

Edenred	2,182,039	123,667,962

EssilorLuxottica S.A.	384,815	64,016,185

Hermes International	295,759	371,133,154

Kering S.A.	158,666	127,100,065

L’Oreal S.A.(b)	309,308	127,029,785

LVMH Moet Hennessy Louis Vuitton SE	421,723	317,410,124

Sartorius Stedim Biotech	364,759	167,592,696

SEB S.A.	636,053	115,834,765

Ubisoft Entertainment S.A.(a)	935,176	70,214,533

Worldline S.A.(a)(c)	2,793,690	274,094,682

		2,185,763,678

Germany–5.55%
CTS Eventim AG & Co. KGaA(a)	2,446,457	169,341,447

Infineon Technologies AG	5,241,485	211,668,404

SAP SE	466,916	65,677,477

Siemens AG	632,340	105,536,365

Siemens Healthineers AG(c)	2,640,507	150,989,681

		703,213,374

Hong Kong–0.67%
WH Group Ltd.	96,963,500	84,651,361

India–2.74%
Dr Lal PathLabs Ltd.(c)	2,154,987	85,309,866

Reliance Industries Ltd.	9,719,251	261,514,734

		346,824,600

Ireland–1.79%
Flutter Entertainment PLC(a)	1,108,717	227,168,837

	Shares	Value
Italy–1.15%
Davide Campari-Milano N.V.	12,320,162	$145,519,910

Japan–7.60%
Daikin Industries Ltd.	867,400	174,149,432

Hitachi Ltd.	1,459,500	71,904,247

Hoya Corp.	996,910	113,501,320

Keyence Corp.	341,784	164,379,008

Kobe Bussan Co. Ltd.	2,210,700	59,129,551

Nidec Corp.	1,530,840	177,449,632

Nihon M&A Center, Inc.	5,030,600	131,577,240

Nitori Holdings Co. Ltd.	392,500	70,345,556

		962,435,986

Netherlands–6.81%
Aalberts N.V.	4,112,786	222,672,942

Adyen N.V.(a)(c)	66,056	162,201,778

ASML Holding N.V.	571,815	372,283,422

Boskalis Westminster	755,407	24,114,222

Shop Apotheke Europe N.V.(a)(b)(c)	391,110	80,723,831

		861,996,195

New Zealand–1.21%
Xero Ltd.(a)(b)	1,408,792	152,695,778

Spain–1.43%
Amadeus IT Group S.A.(a)	2,201,155	149,890,104

Prosegur Cash S.A.(c)	33,755,967	30,457,251

		180,347,355

Sweden–6.38%
Atlas Copco AB, Class A	3,598,089	218,113,958

Epiroc AB, Class A(a)	10,949,817	237,397,844

SKF AB, Class B	6,660,339	172,034,998

Swedish Match AB	2,194,389	180,206,093

		807,752,893

Switzerland–6.35%
Barry Callebaut AG	51,618	113,954,633

IWG PLC(a)	13,153,915	66,590,288

Lonza Group AG	114,214	72,678,057

Sika AG	593,850	177,043,337

STMicroelectronics N.V.	5,027,228	188,233,707

Temenos AG	402,122	59,097,598

VAT Group AG(a)(c)	441,787	126,533,074

		804,130,694

Taiwan–2.64%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,402,000	333,758,412

United Kingdom–15.77%
Blue Prism Group PLC(a)	1,182,902	19,945,551
boohoo Group PLC(a)	39,806,120	186,914,556
Britvic PLC	10,547,500	128,525,088
Compass Group PLC(a)	8,412,616	182,621,898
Electrocomponents PLC	6,479,056	95,354,823
Entain PLC(a)	9,380,001	219,030,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Oppenheimer International Growth Fund

	Shares	Value

United Kingdom–(continued)
Legal & General Group PLC	28,541,785	$107,413,404

London Stock Exchange Group PLC	1,702,975	173,986,637

Melrose Industries PLC	92,468,169	208,179,711

Next PLC(a)	2,315,785	249,706,289

Ocado Group PLC(a)	5,374,927	155,642,004

Rightmove PLC	15,072,192	127,781,761

Trainline PLC(a)(c)	22,422,626	141,700,194

		1,996,802,913

United States–7.76%
Atlassian Corp. PLC, Class A(a)	435,817	103,532,687

EPAM Systems, Inc.(a)	515,028	235,754,067

Ferguson PLC	1,064,991	134,287,479

James Hardie Industries PLC, CDI	6,398,161	211,784,028

Medtronic PLC	859,310	112,500,865

ResMed, Inc.	985,265	185,200,262

		983,059,388

Total Common Stocks & Other Equity Interests (Cost $6,393,546,853)		12,253,375,414

Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	17,213,928	446,195

Money Market Funds–1.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	74,275,540	74,275,540

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	53,031,433	$53,052,645

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	84,886,331	84,886,331

Total Money Market Funds (Cost $212,212,983)		212,214,516

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–98.46% (Cost $6,605,759,836)		12,466,036,125

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.08%
Invesco Private Government Fund, 0.01%(d)(e)(f)	54,939,872	54,939,872

Invesco Private Prime Fund, 0.11%(d)(e)(f)	82,376,857	82,409,809

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $137,349,681)		137,349,681

TOTAL INVESTMENTS IN SECURITIES–99.54% (Cost $6,743,109,517)		12,603,385,806

OTHER ASSETS LESS LIABILITIES–0.46%		58,154,763

NET ASSETS–100.00%		$12,661,540,569

Investment Abbreviations:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

Pfd. – Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,052,010,357, which represented 8.31% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,131,259	$512,640,973	$(503,496,692)	$-	$-	$74,275,540	$8,172
Invesco Liquid Assets Portfolio, Institutional Class	46,513,152	366,172,124	(359,633,822)	5,794	(4,603)	53,052,645	11,680
Invesco Treasury Portfolio, Institutional Class	74,435,724	585,875,398	(575,424,791)	-	-	84,886,331	3,992
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	76,572,394	(21,632,522)	-	-	54,939,872	135	*
Invesco Private Prime Fund	-	107,316,450	(24,906,675)	-	34	82,409,809	2,008	*
Total	$186,080,135	$1,648,577,339	$(1,485,094,502)	$5,794	$(4,569)	$349,564,197	$25,987

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Oppenheimer International Growth Fund

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2021

Information Technology	22.55%
Consumer Discretionary	22.22
Industrials	19.74
Health Care	10.79
Consumer Staples	7.86
Communication Services	5.74
Materials	3.07
Financials	2.22
Energy	2.07
Real Estate	0.52
Money Market Funds Plus Other Assets Less Liabilities	3.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Oppenheimer International Growth Fund

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $6,393,546,853)*	$12,253,821,609
Investments in affiliated money market funds, at value (Cost $349,562,664)	349,564,197
Cash	13,141,303
Foreign currencies, at value (Cost $14,162,335)	14,158,859
Receivable for:
Investments sold	154,893,053
Fund shares sold	6,129,909
Dividends	61,382,140
Investment for trustee deferred compensation and retirement plans	701,965
Other assets	166,571
Total assets	12,853,959,606

Liabilities:
Payable for:
Investments purchased	30,002,938
Fund shares reacquired	15,896,718
Accrued foreign taxes	793,528
Collateral upon return of securities loaned	137,349,681
Accrued fees to affiliates	3,350,571
Accrued trustees’ and officers’ fees and benefits	76,717
Accrued other operating expenses	4,246,919
Trustee deferred compensation and retirement plans	701,965
Total liabilities	192,419,037
Net assets applicable to shares outstanding	$12,661,540,569

Net assets consist of:
Shares of beneficial interest	$5,351,141,213
Distributable earnings	7,310,399,356
$12,661,540,569

Net Assets:
Class A	$1,690,191,060
Class C	$165,448,836
Class R	$308,988,064
Class Y	$4,896,630,321
Class R5	$31,764
Class R6	$5,600,250,524

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	34,296,620
Class C	3,602,149
Class R	6,432,164
Class Y	99,951,043
Class R5	643.5
Class R6	114,320,980
Class A:
Net asset value per share	$49.28
Maximum offering price per share (Net asset value of $49.28 ÷ 94.50%)	$52.15
Class C:
Net asset value and offering price per share	$45.93
Class R:
Net asset value and offering price per share	$48.04
Class Y:
Net asset value and offering price per share	$48.99
Class R5:
Net asset value and offering price per share	$49.36
Class R6:
Net asset value and offering price per share	$48.99

*	At April 30, 2021, securities with an aggregate value of $129,357,156 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Oppenheimer International Growth Fund

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,069,614)	$68,028,162

Dividends from affiliates (includes securities lending income of $4,759)	28,603

Total investment income	68,056,765

Expenses:
Advisory fees	40,855,130

Administrative services fees	905,925

Custodian fees	669,853

Distribution fees:
Class A	2,018,892

Class C	915,961

Class R	748,628

Transfer agent fees – A, C, R and Y	4,946,945

Transfer agent fees – R6	36,650

Trustees’ and officers’ fees and benefits	77,588

Registration and filing fees	93,839

Reports to shareholders	768,631

Professional services fees	84,853

Other	275,638

Total expenses	52,398,533

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(240,057)

Net expenses	52,158,476

Net investment income	15,898,289

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,440,564,554

Affiliated investment securities	(4,569)

Foreign currencies	(343,669)

1,440,216,316

Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $793,528)	1,206,313,146

Affiliated investment securities	5,794

Foreign currencies	571,310

1,206,890,250

Net realized and unrealized gain	2,647,106,566

Net increase in net assets resulting from operations	$2,663,004,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Oppenheimer International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	April 30, 2021	October 31, 2020
Operations:
Net investment income	$15,898,289	$28,786,139

Net realized gain	1,440,216,316	2,271,347,718

Change in net unrealized appreciation (depreciation)	1,206,890,250	(1,042,368,332)

Net increase in net assets resulting from operations	2,663,004,855	1,257,765,525

Distributions to shareholders from distributable earnings:
Class A	(216,288,538)	(14,967,695)

Class C	(28,578,549)	(389,252)

Class R	(40,236,466)	(2,024,284)

Class Y	(629,263,155)	(66,722,610)

Class R5	(1,827)	(136)

Class R6	(802,185,808)	(92,899,212)

Total distributions from distributable earnings	(1,716,554,343)	(177,003,189)

Share transactions–net:
Class A	94,341,597	(416,354,710)

Class C	(30,543,942)	(75,863,463)

Class R	24,934,085	(75,420,935)

Class Y	423,360,553	(2,263,086,692)

Class R5	18,520	–

Class R6	(322,620,862)	(2,408,915,153)

Net increase (decrease) in net assets resulting from share transactions	189,489,951	(5,239,640,953)

Net increase (decrease) in net assets	1,135,940,463	(4,158,878,617)

Net assets:
Beginning of period	11,525,600,106	15,684,478,723

End of period	$12,661,540,569	$11,525,600,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Oppenheimer International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/21	$45.87	$(0.00)	$10.36	$10.36	$—	$(6.95)	$(6.95)	$49.28	23.68%	$1,690,191	1.08	%(e)	1.08	%(e)	0.00	%(e)	11%
Year ended 10/31/20	41.74	(0.02)	4.53	4.51	(0.38)	—	(0.38)	45.87	10.84	1,472,093	1.10		1.13		(0.06)		22
Eleven months ended 10/31/19	37.08	0.33	4.71	5.04	(0.38)	—	(0.38)	41.74	13.75	1,746,483	1.10	(f)	1.10	(f)	0.93	(f)	10
Year ended 11/30/18	43.71	0.34	(6.71)	(6.37)	(0.26)	—	(0.26)	37.08	(14.66)	2,146,246	1.11		1.11		0.79		18
Year ended 11/30/17	34.34	0.35	9.38	9.73	(0.36)	—	(0.36)	43.71	28.61	3,249,744	1.13		1.13		0.89		22
Year ended 11/30/16	37.14	0.38	(2.87)	(2.49)	(0.31)	—	(0.31)	34.34	(6.73)	4,253,937	1.14		1.14		1.08		9
Year ended 11/30/15	36.45	0.31	0.68	0.99	(0.30)	—	(0.30)	37.14	2.76	5,394,512	1.14		1.14		0.85		10
Class C
Six months ended 04/30/21	43.30	(0.17)	9.75	9.58	—	(6.95)	(6.95)	45.93	23.23	165,449	1.83	(e)	1.83	(e)	(0.75	)(e)	11
Year ended 10/31/20	39.42	(0.33)	4.28	3.95	(0.07)	—	(0.07)	43.30	10.02	184,361	1.85		1.88		(0.81)		22
Eleven months ended 10/31/19	34.97	0.06	4.46	4.52	(0.07)	—	(0.07)	39.42	12.95	241,807	1.85	(f)	1.85	(f)	0.18	(f)	10
Year ended 11/30/18	41.29	0.02	(6.34)	(6.32)	—	—	—	34.97	(15.31)	345,228	1.86		1.86		0.04		18
Year ended 11/30/17	32.44	0.03	8.91	8.94	(0.09)	—	(0.09)	41.29	27.64	468,753	1.88		1.88		0.09		22
Year ended 11/30/16	35.10	0.10	(2.70)	(2.60)	(0.06)	—	(0.06)	32.44	(7.42)	453,990	1.89		1.89		0.30		9
Year ended 11/30/15	34.49	0.05	0.63	0.68	(0.07)	—	(0.07)	35.10	1.99	543,536	1.89		1.89		0.14		10
Class R
Six months ended 04/30/21	44.92	(0.06)	10.13	10.07	—	(6.95)	(6.95)	48.04	23.52	308,988	1.33	(e)	1.33	(e)	(0.25	)(e)	11
Year ended 10/31/20	40.88	(0.13)	4.44	4.31	(0.27)	—	(0.27)	44.92	10.58	263,106	1.35		1.38		(0.31)		22
Eleven months ended 10/31/19	36.32	0.24	4.61	4.85	(0.29)	—	(0.29)	40.88	13.47	313,081	1.35	(f)	1.35	(f)	0.68	(f)	10
Year ended 11/30/18	42.86	0.23	(6.58)	(6.35)	(0.19)	—	(0.19)	36.32	(14.88)	377,926	1.36		1.36		0.54		18
Year ended 11/30/17	33.70	0.21	9.25	9.46	(0.30)	—	(0.30)	42.86	28.31	486,089	1.38		1.38		0.55		22
Year ended 11/30/16	36.44	0.27	(2.79)	(2.52)	(0.22)	—	(0.22)	33.70	(6.96)	390,589	1.38		1.38		0.78		9
Year ended 11/30/15	35.80	0.23	0.65	0.88	(0.24)	—	(0.24)	36.44	2.50	400,622	1.39		1.39		0.64		10
Class Y
Six months ended 04/30/21	45.63	0.06	10.30	10.36	(0.05)	(6.95)	(7.00)	48.99	23.70	4,896,630	0.83	(e)	0.83	(e)	0.25	(e)	11
Year ended 10/31/20	41.51	0.08	4.52	4.60	(0.48)	—	(0.48)	45.63	11.13	4,132,110	0.85		0.88		0.19		22
Eleven months ended 10/31/19	36.92	0.42	4.67	5.09	(0.50)	—	(0.50)	41.51	14.01	5,993,234	0.85	(f)	0.85	(f)	1.18	(f)	10
Year ended 11/30/18	43.55	0.44	(6.69)	(6.25)	(0.38)	—	(0.38)	36.92	(14.47)	9,329,538	0.86		0.86		1.04		18
Year ended 11/30/17	34.23	0.41	9.37	9.78	(0.46)	—	(0.46)	43.55	28.96	12,543,811	0.88		0.88		1.04		22
Year ended 11/30/16	37.01	0.47	(2.85)	(2.38)	(0.40)	—	(0.40)	34.23	(6.49)	9,929,295	0.89		0.89		1.33		9
Year ended 11/30/15	36.36	0.42	0.64	1.06	(0.41)	—	(0.41)	37.01	2.99	10,782,234	0.89		0.89		1.13		10
Class R5
Six months ended 04/30/21	45.97	0.09	10.39	10.48	(0.14)	(6.95)	(7.09)	49.36	23.60	32	0.69	(e)	0.69	(e)	0.39	(e)	11
Year ended 10/31/20	41.80	0.15	4.55	4.70	(0.53)	—	(0.53)	45.97	11.29	12	0.69		0.69		0.35		22
Period ended 10/31/19(g)	38.79	0.23	2.78	3.01	—	—	—	41.80	7.76	11	0.74	(f)	0.74	(f)	1.29	(f)	10
Class R6
Six months ended 04/30/21	45.67	0.09	10.32	10.41	(0.14)	(6.95)	(7.09)	48.99	23.93	5,600,251	0.69	(e)	0.69	(e)	0.39	(e)	11
Year ended 10/31/20	41.55	0.15	4.52	4.67	(0.55)	—	(0.55)	45.67	11.29	5,473,919	0.69		0.69		0.35		22
Eleven months ended 10/31/19	36.98	0.48	4.67	5.15	(0.58)	—	(0.58)	41.55	14.18	7,389,864	0.69	(f)	0.69	(f)	1.34	(f)	10
Year ended 11/30/18	43.62	0.51	(6.69)	(6.18)	(0.46)	—	(0.46)	36.98	(14.32)	8,682,910	0.69		0.69		1.20		18
Year ended 11/30/17	34.31	0.45	9.40	9.85	(0.54)	—	(0.54)	43.62	29.14	10,542,873	0.69		0.69		1.15		22
Year ended 11/30/16	37.09	0.49	(2.81)	(2.32)	(0.46)	—	(0.46)	34.31	(6.31)	6,435,502	0.70		0.70		1.38		9
Year ended 11/30/15	36.43	0.48	0.65	1.13	(0.47)	—	(0.47)	37.09	3.19	4,381,328	0.70		0.70		1.31		10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the eleven months ended October 31, 2019 and the years ended November 30, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,657,921, $184,710, $301,933, $4,742,890, $20 and $5,817,174 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Oppenheimer International Growth Fund

Notes to Financial Statements

April 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

12                     Invesco Oppenheimer International Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13                     Invesco Oppenheimer International Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $3 billion	0.670%
Next $5 billion	0.650%
Next $10 billion	0.630%
Next $10 billion	0.610%
Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2021, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.74% and 0.69%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements of Invesco Cash Reserve, Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25% 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2021, the Adviser waived advisory fees of $200,004 and reimbursed class level expenses of $0, $0, $0, $0, $0 and $36,650 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14                     Invesco Oppenheimer International Growth Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2021, IDI advised the Fund that IDI retained $60,590 in front-end sales commissions from the sale of Class A shares and $1,809 and $2,303 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$153,024,291	$–	$153,024,291
Belgium	39,921,267	–	–	39,921,267
Canada	556,886,268	–	–	556,886,268
China	187,657,730	254,586,242	–	442,243,972
Denmark	68,889,889	216,288,353	–	285,178,242
France	–	2,185,763,678	–	2,185,763,678
Germany	–	703,213,374	–	703,213,374
Hong Kong	–	84,651,361	–	84,651,361
India	446,195	346,824,600	–	347,270,795
Ireland	–	227,168,837	–	227,168,837
Italy	–	145,519,910	–	145,519,910
Japan	–	962,435,986	–	962,435,986
Netherlands	–	861,996,195	–	861,996,195
New Zealand	–	152,695,778	–	152,695,778
Spain	–	180,347,355	–	180,347,355
Sweden	–	807,752,893	–	807,752,893
Switzerland	–	804,130,694	–	804,130,694
Taiwan	–	333,758,412	–	333,758,412
United Kingdom	–	1,996,802,913	–	1,996,802,913
United States	636,987,881	346,071,507	–	983,059,388
Money Market Funds	212,214,516	137,349,681	–	349,564,197
Total Investments	$1,703,003,746	$10,900,382,060	$–	$12,603,385,806

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,403.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

15                     Invesco Oppenheimer International Growth Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2021 was $1,318,232,429 and $2,951,427,393, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,986,310,516

Aggregate unrealized (depreciation) of investments	(133,177,589)

Net unrealized appreciation of investments	$5,853,132,927

Cost of investments for tax purposes is $6,750,252,879.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,373,360	$115,115,212	4,929,736	$208,440,031

Class C	145,016	6,562,089	253,152	10,099,321

Class R	454,022	21,483,079	770,790	31,990,751

Class Y	10,792,506	518,697,253	24,120,356	985,899,217

Class R5	385	18,520	-	-

Class R6	8,178,711	392,575,655	20,059,354	800,379,878

Issued as reinvestment of dividends:
Class A	4,214,602	193,703,125	308,046	13,550,936

Class C	614,969	26,419,071	8,380	350,394

Class R	896,402	40,194,683	46,843	2,022,225

Class Y	10,643,741	485,886,766	1,056,005	46,105,173

Class R6	15,502,468	707,222,576	1,861,159	81,220,968

Automatic conversion of Class C shares to Class A shares:
Class A	841,481	40,013,051	539,885	24,031,600

Class C	(900,763)	(40,013,051)	(570,354)	(24,031,600)

16                     Invesco Oppenheimer International Growth Fund

	Summary of Share Activity

	Six months ended April 30, 2021(a)		Year ended October 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(5,225,795)	$(254,489,791)	(15,530,731)	$(662,377,277)

Class C	(514,414)	(23,512,051)	(1,567,297)	(62,281,578)

Class R	(776,060)	(36,743,677)	(2,618,221)	(109,433,911)

Class Y	(12,050,072)	(581,223,466)	(78,997,222)	(3,295,091,082)

Class R6	(29,212,815)	(1,422,419,093)	(79,925,626)	(3,290,515,999)

Net increase (decrease) in share activity	5,977,744	$189,489,951	(125,255,745)	$(5,239,640,953)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17                     Invesco Oppenheimer International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have    been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/20)	Ending Account Value (04/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,236.80	$5.99	$1,019.44	$5.41	1.08%
Class C	1,000.00	1,232.30	10.13	1,015.72	9.15	1.83
Class R	1,000.00	1,235.20	7.37	1,018.20	6.66	1.33
Class Y	1,000.00	1,237.00	4.60	1,020.68	4.16	0.83
Class R5	1,000.00	1,236.00	3.83	1,021.37	3.46	0.69
Class R6	1,000.00	1,239.30	3.83	1,021.37	3.46	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2020 through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                     Invesco Oppenheimer International Growth Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IGR-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 18, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 8, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	July 8, 2021